UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue, 4th Floor
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ ETF Trust

SEMI-ANNUAL REPORT   |   OCTOBER 31, 2018

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Real Return ETF (CPI)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ 50 Percent Hedged FTSE Europe ETF (HFXE)
IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)
IQ Leaders GTAA Tracker ETF (QGTA)
IQ Enhanced Core Bond U.S. ETF (AGGE)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)
IQ Chaikin U.S. Small Cap ETF (CSML)
IQ Chaikin U.S. Large Cap ETF (CLRG)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725.

You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website nylinvestments.com/etfs or by calling 1-888-474-7725.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

New York Life Investments is a service mark and name under which New York Life Investment Management LLC does business. New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (”ALPS“) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semi-annual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

Shareholder Letter (unaudited)

Message from the President

U.S. stocks provided mixed returns during the six months ended October 31, 2018. While large-cap and growth-oriented equities were bolstered by robust U.S. economic growth, rising corporate earnings and moderate levels of inflation, smaller-cap and value-oriented issues lagged.

Most international equities generated weaker returns in the face of relatively weak macroeconomic fundamentals and rising global trade tensions, with many emerging markets proving particularly vulnerable. Trade tensions, along with a strengthening U.S. dollar, also detracted from most commodity prices. However, energy proved an exception, with oil and natural gas prices rising during the first five months of the reporting period on expectations that the United States would reimpose sanctions on Iranian petroleum exports.

Bonds also posted modest gains from May through September 2018, despite moves by the U.S. Federal Reserve (the Fed) to raise the benchmark federal funds rate twice during the reporting period. However, signals from the Fed that additional rate hikes were likely, possibly rising above the so-called normalized levels previously expected, drove most bond prices into negative territory as the reporting period drew to a close. While municipal bonds produced mildly negative returns as well, most outperformed their taxable government and corporate counterparts.

October 2018 proved volatile for equities as well, with several broad U.S. market indices retreating sharply from record levels set the previous month. Several factors contributed to market volatility, among them mounting trade tensions between the United States and China, the potential for rising inflation, an increase in disappointing corporate earnings forecasts, signs of faltering global economic growth and concerns that the U.S. economy might slow significantly in 2019.

The high levels of volatility cited above created both challenges and opportunities for hedge fund investors during the reporting period. Hedge fund indices provided mixed returns across a diversified spectrum of markets and strategies.

On the following pages, you will find a schedule of investments and financial statements for each of the ETFs in the IndexIQ ETF Trust for six months ended October 31, 2018. For more information on our broad array of alternative investment solutions, please visit us at nylinvestments.com/etfs or call us at 1-888-474-7725.

Sincerely,
Kirk C. Lehneis, President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/2018 to 10/31/2018” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which the Fund invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2018	Ending Account Value 10/31/2018	Annualized Net Expense Ratios for the Period 05/01/2018 to 10/31/2018	Expenses[1] Paid During the Period 05/01/2018 to 10/31/2018
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$982.50	0.54%	$2.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$970.90	0.76%	$3.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$1,000.00	0.76%	$3.83
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$972.70	0.76%	$3.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$1,005.10	0.76%	$3.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Global Resources ETF
Actual	$1,000.00	$963.90	0.76%	$3.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,035.50	0.76%	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Real Return ETF
Actual	$1,000.00	$1,001.00	0.49%	$2.47
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$874.00	0.76%	$3.59
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,042.70	0.70%	$3.60
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ 50 Percent Hedged FTSE International ETF
Actual	$1,000.00	$922.60	0.20%	$0.97
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
IQ 50 Percent Hedged FTSE Europe ETF
Actual	$1,000.00	$924.80	0.30%	$1.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ 50 Percent Hedged FTSE Japan ETF
Actual	$1,000.00	$929.30	0.30%	$1.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ Leaders GTAA Tracker ETF
Actual	$1,000.00	$958.10	0.46%	$2.27
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
IQ Enhanced Core Bond U.S. ETF
Actual	$1,000.00	$1,003.70	0.21%	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.15	0.21%	$1.07
IQ Enhanced Core Plus Bond U.S. ETF
Actual	$1,000.00	$1,005.20	0.21%	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.15	0.21%	$1.07
IQ S&P High Yield Low Volatility Bond ETF
Actual	$1,000.00	$1,003.40	0.40%	$2.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2018	Ending Account Value 10/31/2018	Annualized Net Expense Ratios for the Period 05/01/2018 to 10/31/2018	Expenses[1] Paid During the Period 05/01/2018 to 10/31/2018
IQ Chaikin U.S. Small Cap ETF
Actual	$1,000.00	$933.80	0.35%	$1.71
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
IQ Chaikin U.S. Large Cap ETF
Actual	$1,000.00	$963.60	0.25%	$1.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

1	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expense incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying fund investments in which it invests. Such indirect expenses are not included in the above reported expense figures.

Portfolio Summaries*

October 31, 2018 (unaudited)
SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $1,152.5

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	28.8%
Investment Grade Corporate Bond Funds	15.7
Money Market Fund	8.9
High Yield Corporate Bond Fund	7.4
International Small Cap Equity Funds	6.4
Floating Rate Funds	6.4
Convertible Bond Fund	4.9
U.S. Large Cap Growth Funds	3.6
International Bond Funds	2.7
U.S. Medium Term Treasury Bond Funds	2.6
BRIC Equity Funds	2.4
U.S. Small Cap Growth Funds	2.3
International Equity Core Fund	2.1
Treasury Inflation-Protected Securities Funds	1.9
Europe Equity Fund	1.8
Emerging Markets Small Cap Equity Fund	1.6
U.S. Large Cap Core Fund	1.5
Japan Equity Fund	1.3
U.S. Large Cap Value Funds	1.1
International Large Cap Growth Fund	1.1
Gold Fund	1.0
Japanese Yen Fund	0.9
Volatility Note	0.5
U.S. Small Cap Core Funds	0.5
Australian Dollar Fund	0.4
Asia ex Japan Equity Funds	0.2
U.S. Preferred Funds	0.2
Broad Fund	0.2
U.S. Multi Cap Funds	0.1
Broad Note	0.1
British Pound Fund	0.0 (a)
Total Investments	108.6
Other Assets and Liabilities, Net	(8.6)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $6.4

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	46.0%
Money Market Fund	9.9
BRIC Equity Funds	9.7
International Bond Funds	5.4
International Small Cap Equity Funds	5.2
U.S. Medium Term Treasury Bond Funds	4.6
Treasury Inflation-Protected Securities Funds	4.6
Europe Equity Fund	4.4
Japan Equity Fund	3.1
U.S. Large Cap Value Funds	2.7
Emerging Small Cap Equity Fund	2.5
U.S. Dollar Fund	2.4
Gold Fund	2.3
Japanese Yen Fund	2.2
U.S. Small Cap Core Funds	1.9
Broad Fund	0.7
U.S. Large Cap Core Fund	0.5
U.S. Multi Cap Funds	0.5
U.S. Large Cap Growth Funds	0.4
Emerging Equity Funds	0.3
Broad Note	0.2
Total Investments	109.5
Other Assets and Liabilities, Net	(9.5)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2018 (unaudited)
IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $12.8

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	32.7%
Floating Rate Funds	32.0
Money Market Fund	9.6
Mortgage Backed Securities Funds	8.8
Investment Grade Corporate Bond Funds	7.9
International Small Cap Equity Funds	4.4
High Yield Corporate Bond Fund	2.6
Euro Fund	2.5
Municipal Bond	2.1
U.S. Large Cap Growth Funds	2.0
U.S. Large Cap Core Funds	1.8
U.S. Small Cap Growth Funds	1.0
Convertible Bond Fund	0.7
U.S. Large Cap Value Funds	0.7
Asia ex Japan Equity Funds	0.3
U.S. Dollar	0.2
Total Investments	109.3
Other Assets and Liabilities, Net	(9.3)
Total Net Assets	100.0%

IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $4.3

Industry	% of Net Assets
Investment Grade Corporate Bond Funds	20.0%
International Equity Core Fund	12.8
U.S. Large Cap Growth Funds	11.9
International Small Cap Equity Funds	11.4
U.S. Large Cap Core Fund	9.5
Money Market Fund	9.5
U.S. Short Term Treasury Bond Funds	8.8
U.S. Preferred Funds	8.5
Floating Rate Funds	7.2
International Large Cap Growth Fund	6.6
Volatility Note	1.7
U.S. Small Cap Growth Funds	1.1
Total Investments	109.0
Other Assets and Liabilities, Net	(9.0)
Total Net Assets	100.0%

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $3.2

Industry	% of Net Assets
High Yield Corporate Bond Funds	25.7%
Investment Grade Corporate Bond Funds	25.5
Money Market Fund	24.8
Floating Rate Funds	24.3
Convertible Bond Fund	19.2
U.S. Small Cap Growth Funds	5.1
U.S. Short Term Treasury Bond Funds	0.1
Total Investments	124.7
Other Assets and Liabilities, Net	(24.7)
Total Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $207.4

Industry	% of Net Assets
Livestock	16.9%
Precious Metals	15.3
Industrial Metals	13.6
Water	12.1
Money Market Fund	10.9
Coal	10.8
Grains Food Fiber	6.9
Timber	6.3
Energy	6.2
Crop Production and Farming	0.1
Total Investments	99.1
Other Assets and Liabilities, Net	0.9
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2018 (unaudited)
IQ Merger Arbitrage ETF
Net Assets ($ mil): $674.5

Industry	% of Net Assets
Health Care	21.6%
Money Market Fund	17.3
Information Technology	9.7
U.S. Short Term Treasury Bond Funds	9.5
Communication Services	6.8
Financials	6.7
Utilities	6.2
Industrials	5.1
Energy	4.8
Real Estate	4.7
Materials	3.3
Consumer Discretionary	2.9
Total Investments	98.6
Other Assets and Liabilities, Net	1.4
Total Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $59.1

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	53.5%
U.S. Short Term Investment Grade Fund	25.2
U.S. Small Cap Core Fund	9.6
Money Market Fund	5.6
Emerging Equity Funds	5.3
U.S. Large Cap Core Funds	4.0
Oil Fund	2.3
Total Investments	105.5
Other Assets and Liabilities, Net	(5.5)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $10.4

Industry	% of Net Assets
Crop Production and Farming	42.2%
Livestock Operations	26.0
Agricultural Chemicals	14.4
Agricultural Machinery	9.3
Agricultural Supplies and Logistics	7.9
Money Market Fund	2.2
Total Investments	102.0
Other Assets and Liabilities, Net	(2.0)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF
Net Assets ($ mil): $77.2

Industry	% of Net Assets
Specialized REITs	19.0%
Diversified REITs	17.5
Retail REITs	16.8
Office REITs	16.3
Hotel REITs	15.9
Mortgage REITs	12.9
Money Market Fund	6.5
Residential REITs	1.2
Total Investments	106.1
Other Assets and Liabilities, Net	(6.1)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE International ETF
Net Assets ($ mil): $485.2

Industry	% of Net Assets
Financials	19.4%
Industrials	14.6
Health Care	11.1
Consumer Staples	10.9
Consumer Discretionary	10.7
Materials	8.0
Information Technology	7.5
Energy	6.0
Communication Services	5.2
Utilities	3.1
Real Estate	3.1
Money Market Fund	2.0
Total Investments	101.6
Other Assets and Liabilities, Net	(1.6)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2018 (unaudited)
IQ 50 Percent Hedged FTSE Europe ETF
Net Assets ($ mil): $10.1

Industry	% of Net Assets
Financials	19.2%
Health Care	13.5
Industrials	13.1
Consumer Staples	13.0
Consumer Discretionary	8.9
Energy	8.6
Materials	7.8
Information Technology	4.9
Communication Services	4.9
Utilities	3.7
Money Market Fund	2.1
Real Estate	1.8
Total Investments	101.5
Other Assets and Liabilities, Net	(1.5)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE Japan ETF
Net Assets ($ mil): $32.0

Industry	% of Net Assets
Industrials	21.6%
Consumer Discretionary	18.6
Financials	12.6
Information Technology	9.9
Consumer Staples	9.1
Health Care	8.3
Communication Services	7.2
Materials	6.4
Real Estate	2.9
Utilities	2.1
Energy	1.2
Money Market Fund	0.6
Total Investments	100.5
Other Assets and Liabilities, Net	(0.5)
Total Net Assets	100.0%

IQ Leaders GTAA Tracker ETF
Net Assets ($ mil): $43.3

Industry	% of Net Assets
U.S. Large Cap Core Funds	26.9%
International Equity Core Funds	25.2
Money Market Fund	19.1
Aggregate Bond Funds	17.4
U.S. Medium Term Treasury Bond Fund	9.3
High Yield Corporate Bond Funds	8.2
Convertible Bond Fund	7.4
Emerging Equity Funds	5.7
Total Investments	119.2
Other Assets and Liabilities, Net	(19.2)
Total Net Assets	100.0%

IQ Enhanced Core Bond U.S. ETF
Net Assets ($ mil): $26.7

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	48.3%
Mortgage Backed Securities Funds	24.3
Investment Grade Corporate Bond Funds	19.3
Short Maturity Investment Grade Corporate Bond Fund	8.1
Money Market Fund	7.8
Total Investments	107.8
Other Assets and Liabilities, Net	(7.8)
Total Net Assets	100.0%

IQ Enhanced Core Plus Bond U.S. ETF
Net Assets ($ mil): $176.8

Industry	% of Net Assets
High Yield Corporate Bond Funds	24.6%
U.S. Short Term Treasury Bond Funds	24.0
Mortgage Backed Securities Funds	23.5
Money Market Fund	22.5
Investment Grade Corporate Bond Funds	17.1
Short Maturity Investment Grade Corporate Bond Fund	7.2
U.S. Intermediate Term Treasury Bond Funds	3.1
Emerging Market Bond Funds	0.3
U.S. Long Term Treasury Bond Funds	0.1
Total Investments	122.4
Other Assets and Liabilities, Net	(22.4)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2018 (unaudited)
IQ S&P High Yield Low Volatility Bond ETF
Net Assets ($ mil): $86.1

Industry	% of Net Assets
Energy	14.6%
Health Care	12.9
Media	12.5
Telecommunication Services	11.0
Materials	9.1
Consumer Discretionary	9.0
Information Technology	7.7
Industrials	7.5
Financials	6.3
Utilities	3.8
Consumer Staples	2.3
Money Market Fund	1.6
Real Estate	0.9
Transportation	0.4
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
Total Net Assets	100.0%

IQ Chaikin U.S. Small Cap ETF
Net Assets ($ mil): $454.4

Industry	% of Net Assets
Industrials	29.1%
Financials	27.3
Consumer Services	13.9
Technology	8.7
Consumer Goods	7.4
Basic Materials	5.8
Health Care	3.4
Oil & Gas	3.1
Money Market Fund	1.0
Utilities	0.6
Telecommunications	0.6
Total Investments	100.9
Other Assets and Liabilities, Net	(0.9)
Total Net Assets	100.0%

IQ Chaikin U.S. Large Cap ETF
Net Assets ($ mil): $479.4

Industry	% of Net Assets
Financials	39.5%
Industrials	14.4
Health Care	11.6
Technology	9.1
Consumer Goods	7.4
Oil & Gas	6.4
Consumer Services	5.1
Utilities	3.5
Telecommunications	1.4
Basic Materials	1.4
Money Market Fund	0.1
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%

*	Each Fund’s holdings is subject to change.
(a)	Less than 0.05%

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2018 (unaudited)
	Shares	Value

Exchange Traded Notes — 0.6%
Broad Note — 0.1%
iPath Bloomberg Commodity Index Total Return ETN*(b)	29,327	$679,213
Volatility Note — 0.5%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)	149,916	5,612,855
Total Exchange Traded Notes (Cost $5,228,847)		6,292,068
Exchange Traded Vehicles — 2.3%
Australian Dollar Fund — 0.4%
Invesco CurrencyShares Australian Dollar Trust	70,310	4,978,651
British Pound Fund — 0.0%(a)
Invesco CurrencyShares British Pound Sterling Trust*(b)	4,280	530,586
Gold Fund — 1.0%
SPDR Gold Shares*(b)	102,270	11,776,391
Japanese Yen Fund — 0.9%
Invesco CurrencyShares Japanese Yen Trust†*(b)	123,426	10,455,416
Total Exchange Traded Vehicles (Cost $28,230,716)		27,741,044
Investment Companies — 96.8%
Asia ex Japan Equity Funds — 0.2%
iShares MSCI All Country Asia ex Japan ETF(b)	15,073	949,448
iShares MSCI Pacific ex Japan ETF	13,792	574,850
Vanguard FTSE Pacific ETF(b)	15,726	1,007,408
Total Asia ex Japan Equity Funds		2,531,706
BRIC Equity Funds — 2.4%
iShares China Large-Cap ETF	376,677	14,799,639
iShares MSCI China ETF(b)	181,291	9,653,746
SPDR S&P China ETF	34,275	2,952,791
Total BRIC Equity Funds		27,406,176
Broad Fund — 0.2%
Invesco DB Commodity Index Tracking Fund*(b)	113,790	1,929,878
Convertible Bond Fund — 4.9%
SPDR Bloomberg Barclays Convertible Securities ETF	1,112,582	55,896,120
Emerging Markets Small Cap Equity Fund — 1.6%
SPDR S&P Emerging Markets SmallCap ETF	439,099	18,077,706
Europe Equity Fund — 1.8%
Xtrackers MSCI Europe Hedged Equity ETF	778,953	21,140,785
Floating Rate Funds — 6.4%
Invesco Senior Loan ETF(b)	2,206,343	50,767,953
SPDR Blackstone / GSO Senior Loan ETF(b)	494,362	23,244,901
Total Floating Rate Funds		74,012,854

	Shares	Value
Investment Companies (continued)
High Yield Corporate Bond Fund — 7.4%
Xtrackers USD High Yield Corporate Bond ETF(b)	1,739,352	$84,671,655
International Bond Funds — 2.7%
Invesco Emerging Markets Sovereign Debt ETF(b)	158,896	4,150,364
iShares J.P. Morgan USD Emerging Markets Bond ETF	145,235	15,200,295
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(b)	48,954	1,272,314
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	306,654	9,892,658
WisdomTree Emerging Markets Local Debt Fund(b)	13,885	449,874
Total International Bond Funds		30,965,505
International Equity Core Fund — 2.1%
Xtrackers MSCI EAFE Hedged Equity ETF	793,810	24,020,691
International Large Cap Growth Fund — 1.1%
iShares MSCI EAFE Growth ETF(b)	169,507	12,311,293
International Small Cap Equity Funds — 6.4%
iShares MSCI EAFE Small-Cap ETF	808,715	45,490,219
SPDR S&P International Small Cap ETF(b)	125,218	3,827,914
Vanguard FTSE All World ex-U.S. Small-Cap ETF(b)	245,589	24,760,283
Total International Small Cap Equity Funds		74,078,416
Investment Grade Corporate Bond Funds — 15.7%
iShares Broad USD Investment Grade Corporate Bond ETF(b)	77,099	4,059,263
SPDR Portfolio Short Term Corporate Bond ETF(b)	455,283	13,704,018
Vanguard Intermediate-Term Corporate Bond ETF	1,214,095	100,223,542
Vanguard Short-Term Corporate Bond ETF	813,866	63,424,577
Total Investment Grade Corporate Bond Funds		181,411,400
Japan Equity Fund — 1.3%
Xtrackers MSCI Japan Hedged Equity ETF(b)	374,697	15,137,759
Treasury Inflation-Protected Securities Funds — 1.9%
iShares 0-5 Year TIPS Bond ETF(b)	55,348	5,436,281
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(b)	43,072	2,199,256

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
	Shares	Value
Investment Companies (continued)
Treasury Inflation-Protected Securities Funds (continued)

Vanguard Short-Term Inflation-Protected Securities ETF(b)	301,388	$14,514,846
Total Treasury Inflation-Protected Securities Funds		22,150,383
U.S. Large Cap Core Fund — 1.5%
Financial Select Sector SPDR Fund	676,442	17,776,896
U.S. Large Cap Growth Funds — 3.6%
iShares Russell 1000 Growth ETF	120,075	17,060,256
iShares S&P 500 Growth ETF(b)	54,589	8,891,456
SPDR Portfolio S&P 500 Growth ETF(b)	40,985	1,440,213
Vanguard Growth ETF(b)	99,460	14,564,923
Total U.S. Large Cap Growth Funds		41,956,848
U.S. Large Cap Value Funds — 1.1%
iShares Russell 1000 Value ETF(b)	41,323	4,962,479
iShares S&P 500 Value ETF	18,151	1,990,257
SPDR Portfolio S&P 500 Value ETF(b)	7,217	212,541
Vanguard Value ETF(b)	55,418	5,828,311
Total U.S. Large Cap Value Funds		12,993,588
U.S. Medium Term Treasury Bond Fund — 2.6%
iShares 3-7 Year Treasury Bond ETF(b)	141,715	16,855,582
Schwab Intermediate-Term U.S. Treasury ETF(b)	129,527	6,697,841
Vanguard Intermediate-Term Treasury ETF(b)	97,703	6,052,701
Total U.S. Medium Term Treasury Bond Funds		29,606,124
U.S. Multi Cap Funds — 0.1%
iShares Core S&P Total U.S. Stock Market ETF	2,518	155,436
Schwab U.S. Broad Market ETF	1,996	130,039
Vanguard Total Stock Market ETF(b)	7,505	1,039,893
Total U.S. Multi Cap Funds		1,325,368
U.S. Preferred Funds — 0.2%
Invesco Preferred ETF(b)	38,293	536,485
iShares U.S. Preferred Stock ETF(b)	46,638	1,685,497
Total U.S. Preferred Funds		2,221,982
U.S. Short Term Treasury Bond Funds — 28.8%
Goldman Sachs Access Treasury 0-1 Year ETF	304,374	30,492,187
Invesco Treasury Collateral ETF	71,635	7,556,060
iShares Short Treasury Bond ETF(b)(c)	2,141,055	236,479,525
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	621,506	56,923,734
Total U.S. Short Term Treasury Bond Funds		331,451,506

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Core Funds — 0.5%
iShares Russell 2000 ETF	20,883	$3,133,076
Schwab U.S. Small-Cap ETF	8,013	545,926
Vanguard Small-Cap ETF	10,921	1,595,886
Total U.S. Small Cap Core Funds		5,274,888
U.S. Small Cap Growth Funds — 2.3%
iShares Russell 2000 Growth ETF(b)	57,704	10,842,005
iShares S&P Small-Cap 600 Growth ETF	39,071	7,005,821
Vanguard Small-Cap Growth ETF(b)	53,050	8,800,464
Total U.S. Small Cap Growth Funds		26,648,290
Total Investment Companies
(Cost $1,123,313,576)		1,114,997,817
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(d)
(Cost $2,161,149)	2,161,149	2,161,149
Investment of Cash Collateral For Securities Loaned — 8.7%
Money Market Fund — 8.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(d)
(Cost $100,303,220)	100,303,220	100,303,220
Total Investments — 108.6%
(Cost $1,259,237,508)		1,251,495,298
Other Assets and Liabilities, Net — (8.6)%		(98,980,703)
Net Assets — 100.0%		$1,152,514,595

*	Non-income producing securities.
†	Affiliated Fund.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $134,934,543; total market value of collateral held by the Fund was $137,978,352. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $37,675,132.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $408,628.
(d)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	$(668,578)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1.80	7/02/2020	Monthly	(668,578)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.70	7/02/2020	Monthly	1,753,664	—
First Trust Dow Jones Internet Index Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,058,484)	—
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(2.58)	7/02/2020	Monthly	(1,058,484)	—
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	1,504,002	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,504,002	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1.80	7/02/2020	Monthly	(519,782)	—
Invesco CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	245,569	—
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	2.70	7/02/2020	Monthly	245,569	—
Invesco CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	26,157	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.70	7/02/2020	Monthly	26,157	—
Invesco CurrencyShares Euro Currency Trust	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(4,277,533)	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	(0.95)	7/02/2020	Monthly	(4,277,533)	—
Invesco CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	515,714	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.70	7/02/2020	Monthly	515,714	—
Invesco DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	95,180	—
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	2.70	7/02/2020	Monthly	95,180	—
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(4,755,553)	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1.80	7/02/2020	Monthly	(4,755,553)	—
Invesco Emerging Markets Sovereign Debt ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	204,702	—
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.70	7/02/2020	Monthly	204,702	—
Invesco KBW Bank ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(263,469)	—
Invesco KBW Bank ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(263,469)	—
Invesco Preferred ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	26,465	—
Invesco Preferred ETF	Morgan Stanley	2.70	7/02/2020	Monthly	26,465	—
Invesco S&P 500 Low Volatility ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,955,209)	—
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.27	7/02/2020	Monthly	(1,955,209)	—
Invesco Senior Loan ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	2,504,086	—
Invesco Senior Loan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,504,086	—
Invesco Treasury Collateral ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	372,661	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.70	7/02/2020	Monthly	372,661	—
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	33,489	—
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	2.70	7/02/2020	Monthly	33,489	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	$276,831	$—
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.70	7/02/2020	Monthly	276,831	—
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	268,141	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	268,141	—
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	831,391	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	831,391	—
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	200,228	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	200,228	—
iShares China Large-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,459,977	—
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(688,725)	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(688,725)	—
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,059,733)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(2,059,733)	—
iShares Core S&P Total U.S. Stock Market ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	7,655	—
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.70	7/02/2020	Monthly	7,655	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,440,452)	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.72	7/02/2020	Monthly	(2,440,452)	—
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(4,291,762)	—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.44	7/02/2020	Monthly	(4,291,762)	—
iShares Europe ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(95,283)	—
iShares Europe ETF	Morgan Stanley	0.51	7/02/2020	Monthly	(95,283)	—
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(6,485,370)	—
iShares Floating Rate Bond ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(6,485,370)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	749,784	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	749,784	—
iShares MBS ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(3,721,207)	—
iShares MBS ETF	Morgan Stanley	0.03	7/02/2020	Monthly	(3,721,207)	—
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	46,865	—
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	46,865	—
iShares MSCI China ETF	Morgan Stanley	2.70	7/02/2020	Monthly	952,323	—
iShares MSCI EAFE Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	607,259	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	607,259	—
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	2,243,756	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,243,756	—
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(366,600)	—
iShares MSCI Eurozone ETF	Morgan Stanley	1.79	7/02/2020	Monthly	(366,600)	—
iShares MSCI Japan ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,170,238)	—
iShares MSCI Japan ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(2,170,238)	—
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	28,342	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	$28,342	$—
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	841,540	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	841,540	—
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	244,743	—
iShares Russell 1000 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	244,743	—
iShares Russell 2000 ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	154,531	—
iShares Russell 2000 ETF	Morgan Stanley	2.70	7/02/2020	Monthly	154,531	—
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	534,735	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	534,735	—
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,923,741)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1.49	7/02/2020	Monthly	(1,923,741)	—
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	438,636	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	438,636	—
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	98,137	—
iShares S&P 500 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	98,137	—
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	345,530	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	345,530	—
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,300,140)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(1,300,140)	—
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	11,664,072	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	11,664,072	—
iShares Silver Trust	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(216,572)	—
iShares Silver Trust	Morgan Stanley	1.79	7/02/2020	Monthly	(216,572)	—
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	83,122	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.70	7/02/2020	Monthly	83,122	—
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(150,206)	—
iShares U.S. Real Estate ETF	Morgan Stanley	1.54	7/02/2020	Monthly	(150,206)	—
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,188,828)	—
Materials Select Sector SPDR Fund	Morgan Stanley	1.80	7/02/2020	Monthly	(1,188,828)	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	108,451	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.70	7/02/2020	Monthly	108,451	—
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	330,375	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.70	7/02/2020	Monthly	330,375	—
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	6,450	—
Schwab U.S. Broad Market ETF	Morgan Stanley	2.70	7/02/2020	Monthly	6,450	—
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	26,911	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	26,911	—
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	1,146,536	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,146,536	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	2,807,691	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,807,691	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	$2,757,020	$—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,757,020	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	62,740	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	62,740	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,775,975)	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(1,775,975)	—
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,284,351)	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.70	7/02/2020	Monthly	(2,284,351)	—
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(84,700)	—
SPDR Dow Jones REIT ETF	Morgan Stanley	0.25	7/02/2020	Monthly	(84,700)	—
SPDR Gold Shares	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	580,471	—
SPDR Gold Shares	Morgan Stanley	2.70	7/02/2020	Monthly	580,471	—
SPDR Portfolio S&P 500 Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	71,053	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	71,053	—
SPDR Portfolio S&P 500 Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	10,484	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	10,484	—
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	675,956	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	675,956	—
SPDR S&P Bank ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(941,677)	—
SPDR S&P Bank ETF	Morgan Stanley	1.51	7/02/2020	Monthly	(941,677)	—
SPDR S&P China ETF	Morgan Stanley	2.70	7/02/2020	Monthly	291,273	—
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	891,660	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	891,660	—
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	188,800	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	188,800	—
Technology Select Sector SPDR Fund	Morgan Stanley	1.80	7/02/2020	Monthly	(101,940)	—
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,388,599)	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	0.29	7/02/2020	Monthly	(1,388,599)	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	488,255	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	488,255	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	1,221,233	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,221,233	—
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(826,239)	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.80	7/02/2020	Monthly	$(826,239)	$—
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,471,349)	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(2,471,349)	—
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(666,823)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1.48	7/02/2020	Monthly	(666,823)	—
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	49,711	—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.70	7/02/2020	Monthly	49,711	—
Vanguard Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	718,435	—
Vanguard Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	718,435	—
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	4,919,980	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	4,919,980	—
Vanguard Intermediate-Term Treasury ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	298,537	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.70	7/02/2020	Monthly	298,537	—
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,213,262)	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1.79	7/02/2020	Monthly	(2,213,262)	—
Vanguard Real Estate ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(1,051,446)	—
Vanguard Real Estate ETF	Morgan Stanley	1.76	7/02/2020	Monthly	(1,051,446)	—
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	3,128,344	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,128,344	—
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	715,898	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.70	7/02/2020	Monthly	715,898	—
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	78,764	—
Vanguard Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	78,764	—
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	434,134	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	434,134	—
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	(2,669,355)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1.80	7/02/2020	Monthly	(2,669,355)	—
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	51,267	—
Vanguard Total Stock Market ETF	Morgan Stanley	2.70	7/02/2020	Monthly	51,267	—
Vanguard Value ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	287,535	—
Vanguard Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	287,535	—
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	22,194	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.70	7/02/2020	Monthly	22,194	—
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	1,184,800	—
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,184,800	—
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	1,042,746	—
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,042,746	—
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	746,673	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.70	7/02/2020	Monthly	$746,673	$—
Xtrackers USD High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.76	3/29/2019	Monthly	4,188,427	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	4,188,427	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $— and with Bank of America Merrill Lynch amounted to $408,628 at October 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)	Reflects the value at reset date of October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Notes	$6,292,068	$—	$—	$6,292,068
Exchange Traded Vehicles	27,741,044	—	—	27,741,044
Investment Companies	1,114,997,817	—	—	1,114,997,817
Short-Term Investment:
Money Market Fund	2,161,149	—	—	2,161,149
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	100,303,220	—	—	100,303,220
Total Investments in Securities	1,251,495,298	—	—	1,251,495,298
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$1,251,495,298	$—	$—	$1,251,495,298

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2018 (unaudited)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2018 is as follows:

Affiliated Holdings

	Shares at 4/30/2018	Value ($) at 4/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2018	Value ($) at 10/31/2018
Invesco Currency Shares Japanese Yen Trust	42,702	3,742,830	9,738,224	(2,649,386)	(186,869)	(189,383)	—	—	123,426	10,455,416

For more information on the determination, please refer to Note 6.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

October 31, 2018 (unaudited)
	Shares	Value

Exchange Traded Note — 0.2%
Broad Note — 0.2%
iPath Bloomberg Commodity Index Total Return ETN* (Cost $14,887)	637	$14,753
Exchange Traded Vehicles — 6.9%
Gold Fund — 2.3%
Invesco DB Gold Fund*(a)	3,943	150,662
Japanese Yen Fund — 2.2%
Invesco CurrencyShares Japanese Yen Trust*	1,637	138,671
U.S. Dollar Fund — 2.4%
Invesco DB U.S Dollar Index Bullish Fund*(a)	5,843	150,866
Total Exchange Traded Vehicles (Cost $454,129)		440,199
Investment Companies — 92.5%
BRIC Equity Funds — 9.7%
iShares China Large-Cap ETF	8,480	333,179
iShares MSCI China ETF(a)	4,081	217,313
SPDR S&P China ETF(a)	772	66,508
Total BRIC Equity Funds		617,000
Broad Fund — 0.7%
Invesco DB Commodity Index Tracking Fund*(a)	2,472	41,925
Emerging Equity Funds — 0.3%
iShares Core MSCI Emerging Markets ETF	207	9,783
Vanguard FTSE Emerging Markets ETF	310	11,737
Total Emerging Equity Funds		21,520
Emerging Small Cap Equity Fund — 2.5%
SPDR S&P Emerging Markets SmallCap ETF(a)	3,954	162,786
Europe Equity Fund — 4.4%
Xtrackers MSCI Europe Hedged Equity ETF	10,331	280,383
International Bond Funds — 5.4%
Invesco Emerging Markets Sovereign Debt ETF(a)	1,411	36,855
iShares JP Morgan USD Emerging Markets Bond ETF	1,290	135,011
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	732	19,025
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,587	147,977
WisdomTree Emerging Markets Local Debt Fund(a)	208	6,739
Total International Bond Funds		345,607
International Small Cap Equity Funds — 5.2%
iShares MSCI EAFE Small-Cap ETF	3,630	204,188
SPDR S&P International Small Cap ETF	562	17,180
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,102	111,104
Total International Small Cap Equity Funds		332,472

	Shares	Value
Investment Companies (continued)
Japan Equity Fund — 3.1%
Xtrackers MSCI Japan Hedged Equity ETF	4,970	$200,788
Treasury Inflation-Protected Securities Funds — 4.6%
iShares 0-5 Year TIPS Bond ETF(a)	734	72,093
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	571	29,155
Vanguard Short-Term Inflation-Protected Securities ETF(a)	3,997	192,496
Total Treasury Inflation-Protected Securities Funds		293,744
U.S. Large Cap Core Fund — 0.5%
Energy Select Sector SPDR Fund	495	33,244
U.S. Large Cap Growth Funds — 0.4%
iShares Russell 1000 Growth ETF	77	10,940
iShares S&P 500 Growth ETF	35	5,701
SPDR Portfolio S&P 500 Growth ETF	26	914
Vanguard Growth ETF	64	9,372
Total U.S. Large Cap Growth Funds		26,927
U.S. Large Cap Value Funds — 2.7%
iShares Russell 1000 Value ETF(a)	557	66,890
iShares S&P 500 Value ETF	245	26,864
SPDR Portfolio S&P 500 Value ETF	97	2,857
Vanguard Value ETF(a)	746	78,457
Total U.S. Large Cap Value Funds		175,068
U.S. Medium Term Treasury Bond Fund — 4.6%
iShares 3-7 Year Treasury Bond ETF	1,411	167,824
Schwab Intermediate-Term U.S. Treasury ETF(a)	1,290	66,706
Vanguard Intermediate-Term Treasury ETF(a)	973	60,277
Total U.S. Medium Term Treasury Bond Funds		294,807
U.S. Multi Cap Funds — 0.5%
iShares Core S&P Total U.S. Stock Market ETF	57	3,518
Schwab U.S. Broad Market ETF	45	2,932
Vanguard Total Stock Market ETF(a)	169	23,417
Total U.S. Multi Cap Funds		29,867
U.S. Short Term Treasury Bond Funds — 46.0%
Goldman Sachs Access Treasury 0-1 Year ETF	2,699	270,386
Invesco Treasury Collateral ETF	635	66,980
iShares Short Treasury Bond ETF(b)	18,985	2,096,893
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,511	504,752
Total U.S. Short Term Treasury Bond Funds		2,939,011
U.S. Small Cap Core Funds — 1.9%
iShares Russell 2000 ETF	470	70,514
Schwab U.S. Small-Cap ETF	180	12,264

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2018 (unaudited)
	Shares	Value
Investment Companies (continued)
U.S. Small Cap Core Funds (continued)

Vanguard Small-Cap ETF	246	$35,948
Total U.S. Small Cap Core Funds		118,726
Total Investment Companies (Cost $6,079,603)		5,913,875
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(c) (Cost $12,359)	12,359	12,359
Investment of Cash Collateral For Securities Loaned — 9.7%
Money Market Fund — 9.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(c)
(Cost $619,018)	619,018	619,018
Total Investments — 109.5%
(Cost $7,179,996)		7,000,204
Other Assets and Liabilities, Net — (9.5)%		(604,519)
Net Assets — 100.0%		$6,395,685

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $836,611; total market value of collateral held by the Fund was $853,953. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $234,935.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $261,743.
(c)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	2.70	7/02/2020	Monthly	$3,291	$—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.70	7/02/2020	Monthly	27,049	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	(0.84)	5/04/2020	Monthly	(41,304)	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.70	7/02/2020	Monthly	13,892	—
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	2.70	7/02/2020	Monthly	4,189	—
Invesco DB Gold Fund	Morgan Stanley	2.70	7/02/2020	Monthly	15,055	—
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	2.70	7/02/2020	Monthly	15,105	—
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,683	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.70	7/02/2020	Monthly	6,751	—
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	2.70	7/02/2020	Monthly	1,482	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	7,170	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	16,771	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	(2.98)	5/04/2020	Monthly	(2,843)	—
iShares China Large-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	33,318	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.70	7/02/2020	Monthly	992	—
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.70	7/02/2020	Monthly	370	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.66	5/04/2020	Monthly	(164,005)	—
iShares Europe ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(2,287)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(44,219)	—
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	13,501	—
iShares MSCI China ETF	Morgan Stanley	2.70	7/02/2020	Monthly	21,726	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	20,419	—
iShares MSCI Eurozone ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(8,745)	—
iShares MSCI Japan ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(67,124)	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,137	—
iShares Russell 1000 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	6,725	—
iShares Russell 2000 ETF	Morgan Stanley	2.70	7/02/2020	Monthly	7,051	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	652	—
iShares S&P 500 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,632	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	209,745	—
iShares Silver Trust	Morgan Stanley	1.80	5/04/2020	Monthly	(11,761)	—
Materials Select Sector SPDR Fund	Morgan Stanley	1.80	5/04/2020	Monthly	(64,605)	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.70	7/02/2020	Monthly	2,910	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.70	7/02/2020	Monthly	6,671	—
Schwab U.S. Broad Market ETF	Morgan Stanley	2.70	7/02/2020	Monthly	326	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,226	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.70	7/02/2020	Monthly	$50,466	$—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,897	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.62	5/04/2020	Monthly	(168,535)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	105	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	295	—
SPDR S&P China ETF	Morgan Stanley	2.70	7/02/2020	Monthly	6,634	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	16,303	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,712	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	14,807	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	11,090	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,174	—
Vanguard FTSE Europe ETF	Morgan Stanley	1.34	5/04/2020	Monthly	(15,896)	—
Vanguard Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	879	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(25,178)	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.70	7/02/2020	Monthly	6,009	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.70	7/02/2020	Monthly	19,264	—
Vanguard Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,653	—
Vanguard Total Stock Market ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,356	—
Vanguard Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	7,888	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.70	7/02/2020	Monthly	680	—
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.70	7/02/2020	Monthly	28,063	—
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.70	7/02/2020	Monthly	20,079	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $261,743 at October 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2018 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Note	$14,753	$—	$—	$14,753
Exchange Traded Vehicles	440,199	—	—	440,199
Investment Companies	5,913,875	—	—	5,913,875
Short-Term Investment:
Money Market Fund	12,359	—	—	12,359
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	619,018	—	—	619,018
Total Investments in Securities	7,000,204	—	—	7,000,204
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$7,000,204	$—	$—	$7,000,204

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2018 (unaudited)
	Shares	Value

Exchange Traded Vehicles — 2.7%
Euro Fund — 2.5%
Invesco CurrencyShares Euro Currency Trust*(a)	2,975	$322,520
U.S. Dollar — 0.2%
Invesco DB U.S. Dollar Index Bullish Fund*	898	23,186
Total Exchange Traded Vehicles (Cost $353,307)		345,706
Investment Companies — 97.0%
Asia ex Japan Equity Funds — 0.3%
iShares MSCI All Country Asia ex Japan ETF	212	13,354
iShares MSCI Pacific ex Japan ETF	194	8,086
Vanguard FTSE Pacific ETF	221	14,157
Total Asia ex Japan Equity Funds		35,597
Convertible Bond Fund — 0.7%
SPDR Bloomberg Barclays Convertible Securities ETF	1,814	91,136
Floating Rate Funds — 32.0%
Invesco Senior Loan ETF(a)	70,806	1,629,246
iShares Floating Rate Bond ETF(a)	33,651	1,715,528
SPDR Blackstone / GSO Senior Loan ETF	15,865	745,972
Total Floating Rate Funds		4,090,746

High Yield Corporate Bond Fund — 2.6%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	12,500	338,250
International Small Cap Equity Funds — 4.4%
iShares MSCI EAFE Small-Cap ETF	6,133	344,981
SPDR S&P International Small Cap ETF	950	29,042
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,862	187,727
Total International Small Cap Equity Funds		561,750
Investment Grade Corporate Bond Funds — 7.9%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	749	39,435
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,487	615,806
Vanguard Intermediate-Term Corporate Bond ETF	4,251	350,920
Total Investment Grade Corporate Bond Funds		1,006,161
Mortgage Backed Securities Funds — 8.8%
iShares MBS ETF(a)	6,915	708,718
Vanguard Mortgage-Backed Securities ETF	8,332	421,516
Total Mortgage Backed Securities Funds		1,130,234

	Shares	Value
Investment Companies (continued)
Municipal Bond — 2.1%
Vaneck Vectors High-Yield Municipal Index ETF	4,325	$263,998
U.S. Large Cap Core Funds — 1.8%
Invesco KBW Bank ETF	983	50,182
SPDR S&P Bank ETF(a)	4,185	179,369
Total U.S. Large Cap Core Funds		229,551
U.S. Large Cap Growth Funds — 2.0%
iShares Russell 1000 Growth ETF	713	101,303
iShares S&P 500 Growth ETF	324	52,773
SPDR Portfolio S&P 500 Growth ETF	243	8,539
Vanguard Growth ETF	591	86,546
Total U.S. Large Cap Growth Funds		249,161
U.S. Large Cap Value Funds — 0.7%
iShares Russell 1000 Value ETF(a)	279	33,505
iShares S&P 500 Value ETF	123	13,487
SPDR Portfolio S&P 500 Value ETF	49	1,443
Vanguard Value ETF(a)	374	39,334
Total U.S. Large Cap Value Funds		87,769
U.S. Short Term Treasury Bond Funds — 32.7%
Goldman Sachs Access Treasury 0-1 Year ETF	3,846	385,292
Invesco Treasury Collateral ETF	905	95,459
iShares Short Treasury Bond ETF	27,051	2,987,783
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,852	719,165
Total U.S. Short Term Treasury Bond Funds		4,187,699
U.S. Small Cap Growth Funds — 1.0%
iShares Russell 2000 Growth ETF	276	51,858
iShares S&P Small-Cap 600 Growth ETF	187	33,531
Vanguard Small-Cap Growth ETF(a)	254	42,136
Total U.S. Small Cap Growth Funds		127,525
Total Investment Companies
(Cost $12,516,601)		12,399,577
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(b)
(Cost $18,318)	18,318	18,318

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2018 (unaudited)
	Shares	Value
Investment of Cash Collateral For Securities Loaned — 9.5%
Money Market Fund — 9.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(b) (Cost $1,214,675)	1,214,675	$1,214,675

Total Investments — 109.3%
(Cost $14,102,901)		13,978,276
Other Assets and Liabilities, Net — (9.3)%		(1,188,466)
Net Assets — 100.0%		$12,789,810

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,196,212; total market value of collateral held by the Fund was $2,244,372. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,029,697.
(b)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(c)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.70	7/02/2020	Monthly	$38,469	$—
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1.80	5/04/2020	Monthly	(155,570)	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	(1.94)	5/04/2020	Monthly	(16,612)	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.70	7/02/2020	Monthly	32,198	—
Invesco KBW Bank ETF	Morgan Stanley	2.70	7/02/2020	Monthly	5,003	—
Invesco Preferred ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(5,884)	—
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.26	5/04/2020	Monthly	(67,042)	—
Invesco Senior Loan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	162,750	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.70	7/02/2020	Monthly	9,493	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1.28	5/04/2020	Monthly	(126,552)	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,949	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(57,185)	—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.44	5/04/2020	Monthly	(147,169)	—
iShares Europe ETF	Morgan Stanley	(1.39)	5/04/2020	Monthly	(2,080)	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	171,395	—
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.61)	5/04/2020	Monthly	(123,067)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	61,502	—
iShares MBS ETF	Morgan Stanley	2.70	7/02/2020	Monthly	70,821	—
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,323	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	34,481	—
iShares MSCI Eurozone ETF	Morgan Stanley	1.78	5/04/2020	Monthly	(7,960)	—
iShares MSCI Japan ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(36,249)	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	792	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	10,088	—
iShares Russell 1000 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,363	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	5,261	—
iShares Russell 2000 Value ETF	Morgan Stanley	1.49	5/04/2020	Monthly	(65,906)	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	5,212	—
iShares S&P 500 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,316	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,407	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(44,651)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	298,436	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(18,468)	—
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.70	7/02/2020	Monthly	2,324	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(12.97)	5/04/2020	Monthly	(50,262)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.70	7/02/2020	Monthly	74,527	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.70	7/02/2020	Monthly	71,807	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.70	7/02/2020	Monthly	9,093	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.03	5/04/2020	Monthly	(78,266)	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	33,798	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2018 (unaudited)
Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(c)
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	$843	$—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	147	—
SPDR S&P Bank ETF	Morgan Stanley	2.70	7/02/2020	Monthly	17,915	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	2,904	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.70	7/02/2020	Monthly	26,369	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.70	7/02/2020	Monthly	18,753	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(68,640)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1.78	5/04/2020	Monthly	(14,498)	—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.70	7/02/2020	Monthly	1,409	—
Vanguard Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	8,640	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.70	7/02/2020	Monthly	35,084	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	0.42	5/04/2020	Monthly	(45,409)	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.70	7/02/2020	Monthly	42,091	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.70	7/02/2020	Monthly	4,147	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(91,514)	—
Vanguard Value ETF	Morgan Stanley	2.70	7/02/2020	Monthly	3,891	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1.80	5/04/2020	Monthly	(15,772)	—
						$—

At October 31, 2018 there was no collateral held or posted.

The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(c)	Reflects the value at reset date of October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2018 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Exchange Traded Vehicles	$345,706	$—	$—	$345,706
Investment Companies	12,399,577	—	—	12,399,577
Short-Term Investment:
Money Market Fund	18,318	—	—	18,318
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,214,675	—	—	1,214,675
Total Investments in Securities	$13,978,276	$—	$—	$13,978,276
Other Financial Instruments:(e)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$13,978,276	$—	$—	$13,978,276

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Swap Contracts	$—	$—	$—	$—

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2018 (unaudited)

	Shares	Value

Exchange Traded Note — 1.7%
Volatility Note — 1.7%
iPATH S&P 500 VIX Short-Term Futures ETN*(a) (Cost $62,763)	1,907	$71,398
Investment Companies — 97.8%
Floating Rate Funds — 7.2%
Invesco Senior Loan ETF(a)	9,154	210,634
SPDR Blackstone / GSO Senior Loan ETF	2,051	96,438
Total Floating Rate Funds		307,072
International Equity Core Fund — 12.8%
Xtrackers MSCI EAFE Hedged Equity ETF(b)	18,084	547,222
International Large Cap Growth Fund — 6.6%
iShares MSCI EAFE Growth ETF	3,862	280,497
International Small Cap Equity Funds — 11.4%
iShares MSCI EAFE Small-Cap ETF	5,324	299,475
SPDR S&P International Small Cap ETF	824	25,190
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,617	163,026
Total International Small Cap Equity Funds		487,691
Investment Grade Corporate Bond Funds — 20.0%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	635	33,432
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,656	522,543
Vanguard Intermediate-Term Corporate Bond ETF	3,607	297,758
Total Investment Grade Corporate Bond Funds		853,733
U.S. Large Cap Core Fund — 9.5%
Financial Select Sector SPDR Fund	15,410	404,975
U.S. Large Cap Growth Funds — 11.9%
iShares Russell 1000 Growth ETF	1,447	205,590
iShares S&P 500 Growth ETF	658	107,175
SPDR Portfolio S&P 500 Growth ETF	494	17,359
Vanguard Growth ETF	1,199	175,582
Total U.S. Large Cap Growth Funds		505,706
U.S. Preferred Funds — 8.5%
Invesco Preferred ETF(a)	6,225	87,212
iShares U.S. Preferred Stock ETF(a)	7,580	273,941
Total U.S. Preferred Funds		361,153

	Shares	Value
Investment Companies (continued)
U.S. Short Term Treasury Bond Funds — 8.8%
Goldman Sachs Access Treasury 0-1 Year ETF	344	$34,462
Invesco Treasury Collateral ETF	81	8,544
iShares Short Treasury Bond ETF	2,422	267,510
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	703	64,387
Total U.S. Short Term Treasury Bond Funds		374,903
U.S. Small Cap Growth Funds — 1.1%
iShares Russell 2000 Growth ETF	106	19,917
iShares S&P Small-Cap 600 Growth ETF	72	12,910
Vanguard Small-Cap Growth ETF(a)	97	16,092
Total U.S. Small Cap Growth Funds		48,919

Total Investment Companies (Cost $4,450,979)		4,171,871
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(c)
(Cost $7,526)	7,526	7,526
Investment of Cash Collateral For Securities Loaned — 9.3%
Money Market Fund — 9.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(c)
(Cost $395,653)	395,653	395,653
Total Investments — 109.0%
(Cost $4,916,921)		4,646,448
Other Assets and Liabilities, Net — (9.0)%		(383,806)
Net Assets — 100.0%		$4,262,642

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $644,213; total market value of collateral held by the Fund was $662,576. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $266,923.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $37,371.
(c)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	1.80	3/28/2019	Monthly	$(53,728)	$—
Financial Select Sector SPDR Fund	Morgan Stanley	2.70	3/28/2019	Monthly	40,497	—
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(2.70)	3/28/2019	Monthly	(53,932)	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.70	3/28/2019	Monthly	3,406	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1.80	3/28/2019	Monthly	(15,877)	—
Invesco Preferred ETF	Morgan Stanley	2.70	3/28/2019	Monthly	8,714	—
Invesco Senior Loan ETF	Morgan Stanley	2.70	3/28/2019	Monthly	21,054	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.70	3/28/2019	Monthly	844	—
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.70	3/28/2019	Monthly	7,151	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	3,370	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(25,217)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(25,284)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	52,187	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	28,035	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.70	3/28/2019	Monthly	29,925	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	20,602	—
iShares Russell 1000 Value ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(22,337)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	2,067	—
iShares Russell 2000 Value ETF	Morgan Stanley	1.49	3/28/2019	Monthly	(17,930)	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	10,750	—
iShares S&P 500 Value ETF	Morgan Stanley	1.04	3/28/2019	Monthly	(8,991)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,255	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(12,178)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	26,729	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.70	3/28/2019	Monthly	27,394	—
iShares U.S. Real Estate ETF	Morgan Stanley	1.54	3/28/2019	Monthly	(6,874)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.70	3/28/2019	Monthly	9,639	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.70	3/28/2019	Monthly	6,411	—
SPDR Dow Jones REIT ETF	Morgan Stanley	0.28	3/28/2019	Monthly	(3,908)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,722	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.70	3/28/2019	Monthly	2,507	—
Technology Select Sector SPDR Fund	Morgan Stanley	1.80	3/28/2019	Monthly	(3,119)	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.70	3/28/2019	Monthly	16,333	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(30,256)	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(30,364)	—
Vanguard Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	17,573	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	29,801	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018 (continued):

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Vanguard Real Estate ETF	Morgan Stanley	1.79	3/28/2019	Monthly	$(48,167)	$—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,659	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(24,970)	—
Vanguard Value ETF	Morgan Stanley	1.54	3/28/2019	Monthly	(26,187)	—
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.70	3/28/2019	Monthly	54,710	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $37,371 at October 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Note	$71,398	$—	$—	$71,398
Investment Companies	4,171,871	—	—	4,171,871
Short-Term Investment:
Money Market Fund	7,526	—	—	7,526
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	395,653	—	—	395,653
Total Investments in Securities	$4,646,448	$—	$—	$4,646,448
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$4,646,448	$—	$—	$4,646,448

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2018 (unaudited)

	Shares	Value

Investment Companies — 99.9%
Convertible Bond Fund — 19.2%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	12,025	$604,136
Floating Rate Funds — 24.3%
Invesco Senior Loan ETF(b)	22,856	525,917
SPDR Blackstone / GSO Senior Loan ETF	5,121	240,789
Total Floating Rate Funds		766,706
High Yield Corporate Bond Funds — 25.7%
iShares iBoxx High Yield Corporate Bond ETF(b)	5,453	459,960
SPDR Bloomberg Barclays High Yield Bond ETF(b)	8,317	292,426
Xtrackers USD High Yield Corporate Bond ETF	1,212	59,000
Total High Yield Corporate Bond Funds		811,386
Investment Grade Corporate Bond Funds — 25.5%
SPDR Portfolio Short Term Corporate Bond ETF(b)	4,754	143,096
Vanguard Short-Term Corporate Bond ETF	8,498	662,249
Total Investment Grade Corporate Bond Funds		805,345
U.S. Short Term Treasury Bond Funds — 0.1%
Goldman Sachs Access Treasury 0-1 Year ETF	2	200
iShares Short Treasury Bond ETF	12	1,326
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3	275
Total U.S. Short Term Treasury Bond Funds		1,801

	Shares	Value
Investment Companies (Continued)
U.S. Small Cap Growth Funds — 5.1%
iShares Russell 2000 Growth ETF	349	$65,573
iShares S&P Small-Cap 600 Growth ETF	236	42,317
Vanguard Small-Cap Growth ETF	321	53,251
Total U.S. Small Cap Growth Funds		161,141
Total Investment Companies
(Cost $3,161,594)		3,150,515
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(c)
(Cost $6,299)	6,299	6,299
Investment of Cash Collateral For Securities Loaned — 24.6%
Money Market Fund — 24.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(c)
(Cost $774,750)	774,750	774,750
Total Investments — 124.7%
(Cost $3,942,643)		3,931,564
Other Assets and Liabilities, Net — (24.7)%		(776,574)
Net Assets — 100.0%		$3,154,990

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,024.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,016,830; total market value of collateral held by the Fund was $1,042,377. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $267,627.
(c)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Invesco Preferred ETF	Morgan Stanley	1.80	3/28/2019	Monthly	$(22,906)	$—
Invesco Senior Loan ETF	Morgan Stanley	2.70	3/28/2019	Monthly	15,647	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	13,665	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,879	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,255	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(71,919)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.70	3/28/2019	Monthly	7,147	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.70	3/28/2019	Monthly	17,986	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	8,685	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	4,244	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	19,716	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,659	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.70	3/28/2019	Monthly	1,752	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,024 at October 31, 2018. The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$3,150,515	$—	$—	$3,150,515
Short-Term Investment:
Money Market Fund	6,299	—	—	6,299
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	774,750	—	—	774,750
Total Investments in Securities	3,931,564	—	—	3,931,564
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$3,931,564	$—	$—	$3,931,564

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 88.2%
Argentina — 0.0%(a)
Adecoagro SA*	7,212	$57,696
Australia — 9.6%
Aurizon Holdings Ltd.	427,490	1,272,531
BHP Billiton Ltd.	204,877	4,677,103
Evolution Mining Ltd.	387,225	817,848
Fortescue Metals Group Ltd.	191,506	542,919
GrainCorp Ltd., Class A	13,796	80,570
Independence Group NL	127,143	364,055
Mineral Resources Ltd.	11,608	117,237
Newcrest Mining Ltd.	171,608	2,506,735
Northern Star Resources Ltd.	158,008	983,256
OceanaGold Corp.	141,742	409,063
OZ Minerals Ltd.	18,809	120,378
Regis Resources Ltd.	114,323	341,931
Rio Tinto PLC	84,789	4,120,678
Sandfire Resources NL	9,811	46,241
Saracen Mineral Holdings Ltd.*	178,291	309,591
South32 Ltd.	332,252	852,450
St. Barbara Ltd.	116,867	344,571
Washington H Soul Pattinson & Co., Ltd.	51,724	1,058,723
Whitehaven Coal Ltd.	211,001	725,303
Woodside Petroleum Ltd.	4,470	110,409
Total Australia		19,801,592
Brazil — 0.2%
Yamana Gold, Inc.	217,202	494,524
Canada — 9.5%
Agnico Eagle Mines Ltd.	53,117	1,880,785
Alamos Gold, Inc., Class A(b)	89,553	358,689
B2Gold Corp.*	222,130	549,722
Barrick Gold Corp.	267,435	3,358,083
Canadian Natural Resources Ltd.	5,827	160,267
Canfor Corp.*	25,411	365,903
Centerra Gold, Inc.*	66,608	260,701
Detour Gold Corp.*	40,746	301,271
Enbridge, Inc.	7,823	244,355
First Majestic Silver Corp.*(b)	38,078	211,955
Goldcorp, Inc.	198,007	1,792,730
Hudbay Minerals, Inc.	16,444	64,737
IAMGOLD Corp.*	105,745	363,958
Imperial Oil Ltd.	3,968	124,245
Kinross Gold Corp.*	281,705	733,624
Kirkland Lake Gold Ltd.	48,285	949,706
Labrador Iron Ore Royalty Corp.	4,060	88,419
Maple Leaf Foods, Inc.	63,984	1,458,733
New Gold, Inc.*	131,338	105,010
Norbord, Inc.	17,373	444,098
Osisko Gold Royalties Ltd.	36,307	278,679
Pan American Silver Corp.	35,004	516,830
Pretium Resources, Inc.*	42,456	341,394
SEMAFO, Inc.*	73,972	162,223
SSR Mining, Inc.*	27,424	269,385
Stella-Jones, Inc.(b)	13,859	444,923
Suncor Energy, Inc.	7,771	261,311
Teck Resources Ltd., Class B	36,285	751,810
TransCanada Corp.	4,173	157,737
West Fraser Timber Co. Ltd.	14,961	753,490

	Shares	Value
Common Stocks (continued)
Canada (continued)
Westshore Terminals Investment Corp.	14,990	$273,946

Wheaton Precious Metals Corp.	101,459	1,671,862
Total Canada		19,700,581
Chile — 0.4%
Antofagasta PLC	63,322	634,979
Lundin Mining Corp.	46,763	192,643
Total Chile		827,622
China — 10.8%
Aluminum Corp. of China Ltd., Class H*(b)	1,186,541	429,851
Beijing Enterprises Water Group Ltd.*	2,255,087	1,147,766
China Agri-Industries Holdings Ltd.	312,644	104,489
China Coal Energy Co., Ltd., Class H	4,731,287	2,118,379
China Modern Dairy Holdings Ltd.*(b)	3,071,235	383,934
China Petroleum & Chemical Corp., Class H	656,078	532,267
China Resources Power Holdings Co., Ltd.	1,021,945	1,796,362
China Shenhua Energy Co., Ltd., Class H	5,406,996	12,249,439
CNOOC Ltd.	213,988	367,411
Jiangxi Copper Co., Ltd., Class H	337,156	371,588
MMG Ltd.*	508,618	190,746
PetroChina Co., Ltd., Class H	1,457,797	1,067,397
Shougang Fushan Resources Group Ltd.	1,113,328	224,387
Yanzhou Coal Mining Co., Ltd., Class H	1,448,667	1,369,317
Total China		22,353,333
Denmark — 0.1%
Orsted A/S‡	2,022	128,511
Egypt — 0.2%
Centamin PLC	256,436	326,023
Finland — 3.2%
Stora Enso OYJ, Class R	159,297	2,401,438
UPM-Kymmene OYJ	108,256	3,484,753
Valmet OYJ	30,167	687,716
Total Finland		6,573,907
France — 2.8%
Suez	153,515	2,223,824
TOTAL SA	12,748	750,516
Veolia Environnement SA	139,697	2,788,957
Vilmorin & Cie SA	1,228	73,187
Total France		5,836,484
Germany — 0.4%
Aurubis AG	2,875	174,863
BayWa AG	2,095	61,124
GEA Group AG	11,411	347,279
Innogy SE*	2,715	113,267
Suedzucker AG(b)	12,282	189,955
Total Germany		886,488
Hong Kong — 0.6%
C.P. Pokphand Co., Ltd.	13,797,878	1,196,846
Hong Kong & China Gas Co., Ltd.	73,685	140,614
Total Hong Kong		1,337,460

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)
Ireland — 0.0%(a)
Greencore Group PLC	42,058	$101,675
Italy — 0.2%
Eni SpA	17,619	313,542
Snam SpA	17,015	70,445
Total Italy		383,987
Ivory Coast — 0.2%
Endeavour Mining Corp.*(b)	23,085	354,910
Japan — 3.8%
Daio Paper Corp.	29,894	388,062
Doutor Nichires Holdings Co. Ltd.	3,222	57,300
Dowa Holdings Co., Ltd.	4,097	119,619
Fuji Oil Holdings, Inc.	5,692	164,170
Fujicco Co. Ltd.	2,179	49,969
Hokuto Corp.	2,159	36,865
Inpex Corp.	7,375	84,921
Itoham Yonekyu Holdings, Inc.	147,576	928,439
Kurita Water Industries Ltd.	28,429	701,058
Mitsui Mining & Smelting Co., Ltd.	3,910	110,695
Mitsui Sugar Co., Ltd.	1,788	48,164
NH Foods Ltd.	54,541	1,884,807
Nichirei Corp.	7,615	183,872
Nippon Coke & Engineering Co. Ltd.	63,473	58,493
Nippon Flour Mills Co., Ltd.	5,112	84,570
Nippon Paper Industries Co., Ltd.	23,503	426,721
Nisshin Oillio Group Ltd. (The)	2,231	66,917
Nisshin Seifun Group, Inc.	18,288	364,771
Pacific Metals Co., Ltd.	1,290	36,178
Prima Meat Packers Ltd.(b)	24,985	471,340
S Foods, Inc.	16,110	650,224
Sumitomo Metal Mining Co., Ltd.	18,750	591,467
UACJ Corp.(b)	3,278	71,831
Yamazaki Baking Co., Ltd.	13,121	236,714
Total Japan		7,817,167
Jersey — 0.8%
Randgold Resources Ltd.	21,017	1,651,549
Kazakhstan — 0.1%
KAZ Minerals PLC	29,342	194,507
Mexico — 0.9%
Fresnillo PLC	163,385	1,771,581
Netherlands — 0.9%
ForFarmers NV	54,507	615,739
Royal Dutch Shell PLC, Class B	40,286	1,320,344
Total Netherlands		1,936,083
Norway — 0.9%
Equinor ASA	16,114	420,443
Norsk Hydro ASA	132,607	690,412
Yara International ASA	16,363	706,115
Total Norway		1,816,970
Peru — 1.0%
Hochschild Mining PLC	112,452	226,448
Southern Copper Corp.	50,206	1,924,898
Total Peru		2,151,346
Portugal — 0.3%
Navigator Co. SA (The)	144,759	721,684

	Shares	Value

Common Stocks (continued)
Russia — 0.7%
Evraz PLC	93,550	$649,067
Polymetal International PLC	95,746	885,982
Total Russia		1,535,049
Singapore — 0.7%
First Resources Ltd.	94,326	107,622
Golden Agri-Resources Ltd.	777,329	143,139
Olam International Ltd.	193,139	251,047
Wilmar International Ltd.	377,758	862,013
Total Singapore		1,363,821
South Africa — 0.9%
Anglo American PLC(b)	91,465	1,957,796
Spain — 0.2%
Ebro Foods SA	9,162	180,007
Naturgy Energy Group SA	4,937	121,499
Repsol SA	7,548	135,339
Total Spain		436,845
Sweden — 1.3%
AAK AB	15,329	231,452
Boliden AB	17,927	410,236
Holmen AB, B Shares	34,602	793,904
Sandvik AB	81,374	1,290,096
Total Sweden		2,725,688
Switzerland — 2.4%
Bell Food Group AG	3,198	1,004,640
Ferrexpo PLC	38,313	102,266
Glencore PLC*	931,133	3,793,533
Total Switzerland		4,900,439
Tanzania — 0.1%
Acacia Mining PLC*(b)	92,474	181,196
United Kingdom — 3.6%
BP PLC	96,442	699,077
Cranswick PLC	25,927	957,405
Johnson Matthey PLC	12,505	475,034
Pennon Group PLC	101,864	971,229
Pentair PLC	29,432	1,181,695
Severn Trent PLC	57,501	1,368,781
Tate & Lyle PLC	27,569	237,143
United Utilities Group PLC	165,152	1,533,292
Total United Kingdom		7,423,656
United States — 31.2%
Alcoa Corp.*	11,941	417,816
Allegheny Technologies, Inc.*(b)	8,066	208,829
American Water Works Co., Inc.	44,116	3,905,589
Anadarko Petroleum Corp.	2,405	127,946
Andersons, Inc. (The)	1,674	60,264
Aqua America, Inc.(b)	43,877	1,427,319
Arch Coal, Inc., Class A	4,427	424,549
Archer-Daniels-Midland Co.	32,915	1,555,234
Bunge Ltd.	8,271	511,148
Century Aluminum Co.*(b)	5,589	44,377
CF Industries Holdings, Inc.	13,682	657,146
Chevron Corp.	9,121	1,018,360
Cleveland-Cliffs, Inc.*	19,481	209,616
Cloud Peak Energy, Inc.*(b)	16,974	29,025
Coeur Mining, Inc.*(b)	42,411	202,725
Conagra Brands, Inc.(b)	23,491	836,280

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)
United States (continued)
Concho Resources, Inc.*	687	$95,555
ConocoPhillips	5,551	388,015
CONSOL Energy, Inc.*	5,900	235,056
Continental Resources, Inc.*	1,779	93,718
Devon Energy Corp.	2,461	79,736
Domtar Corp.	12,031	557,156
EOG Resources, Inc.	2,723	286,841
Exxon Mobil Corp.	20,113	1,602,604
Ferroglobe PLC	10,669	64,974
Flowserve Corp.(b)	32,052	1,471,187
FMC Corp.	7,958	621,361
Freeport-McMoRan, Inc.	92,293	1,075,213
Fresh Del Monte Produce, Inc.	2,885	95,292
General Mills, Inc.	33,431	1,464,278
Hain Celestial Group, Inc. (The)*	6,063	150,847
Halliburton Co.	4,080	141,494
Hecla Mining Co.	90,817	217,961
Hormel Foods Corp.	262,113	11,438,611
IDEX Corp.	18,844	2,389,796
Ingredion, Inc.	4,268	431,836
JM Smucker Co. (The)	6,603	715,237
KapStone Paper and Packaging Corp.	19,657	687,995
Kellogg Co.	20,298	1,329,113
Kinder Morgan, Inc.	10,584	180,140
Lamb Weston Holdings, Inc.	8,686	678,898
Louisiana-Pacific Corp.	28,870	628,500
Marathon Petroleum Corp.	2,257	159,006
McEwen Mining, Inc.	77,095	151,106
Neenah, Inc.(b)	3,339	268,656
Newmont Mining Corp.	120,733	3,733,064
Occidental Petroleum Corp.	3,663	245,677
ONEOK, Inc.	1,979	129,822
Phillips 66	2,232	229,494
Pilgrim’s Pride Corp.*	124,532	2,199,235
Pioneer Natural Resources Co.	805	118,552
Post Holdings, Inc.*(b)	4,059	358,897
Rexnord Corp.*	25,579	685,773
Royal Gold, Inc.	14,941	1,144,929
Sanderson Farms, Inc.(b)	11,360	1,117,710
Schlumberger Ltd.	6,474	332,181
Seaboard Corp.(b)	580	2,241,700
SunCoke Energy, Inc.*	13,746	153,955
Tahoe Resources, Inc.*	73,625	174,357
Tyson Foods, Inc., Class A	142,596	8,544,352
Valero Energy Corp.	2,049	186,643
Warrior Met Coal, Inc.	11,376	318,528
Watts Water Technologies, Inc., Class A	6,754	473,118
Williams Cos., Inc. (The)	3,958	96,298
Xylem, Inc.	44,150	2,895,357
Total United States		64,716,047

	Shares	Value

Common Stocks (continued)
Zambia — 0.2%
First Quantum Minerals Ltd.	44,089	$441,142
Total Common Stocks
(Cost $192,337,850)		182,907,359
Short-Term Investment — 10.6%
Money Market Fund — 10.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(c)
(Cost $21,956,124)	21,956,124	21,956,124
Investment of Cash Collateral For Securities Loaned — 0.3%
Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(c)
(Cost $647,374)	647,374	647,374
Total Investments — 99.1%
(Cost $214,941,348)		205,510,857
Other Assets and Liabilities, Net — 0.9%		1,845,259
Net Assets — 100.0%		$207,356,116

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,239,693; total market value of collateral held by the Fund was $7,799,858. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,152,484.
(c)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
iShares MSCI EAFE ETF	Morgan Stanley	1.80	5/04/2020	Monthly	$(19,522,310)	$—
SPDR S&P 500 ETF Trust	Morgan Stanley	1.80	5/04/2020	Monthly	(19,782,241)	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $28 at October 31, 2018.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks:
Argentina	$57,696	$—	$—	$57,696
Australia	19,801,592	—	—	19,801,592
Brazil	494,524	—	—	494,524
Canada	19,700,581	—	—	19,700,581
Chile	827,622	—	—	827,622
China	22,353,333	—	—	22,353,333
Denmark	128,511	—	—	128,511
Egypt	326,023	—	—	326,023
Finland	6,573,907	—	—	6,573,907
France	5,836,484	—	—	5,836,484
Germany	886,488	—	—	886,488
Hong Kong	1,337,460	—	—	1,337,460
Ireland	101,675	—	—	101,675
Italy	383,987	—	—	383,987
Ivory Coast	354,910	—	—	354,910
Japan	7,817,167	—	—	7,817,167
Jersey	1,651,549	—	—	1,651,549
Kazakhstan	194,507	—	—	194,507
Mexico	1,771,581	—	—	1,771,581
Netherlands	1,936,083	—	—	1,936,083
Norway	1,816,970	—	—	1,816,970
Peru	2,151,346	—	—	2,151,346
Portugal	721,684	—	—	721,684
Russia	1,535,049	—	—	1,535,049
Singapore	1,363,821	—	—	1,363,821
South Africa	1,957,796	—	—	1,957,796
Spain	436,845	—	—	436,845
Sweden	2,725,688	—	—	2,725,688
Switzerland	4,900,439	—	—	4,900,439
Tanzania	181,196	—	—	181,196
United Kingdom	7,423,656	—	—	7,423,656
United States	64,716,047	—	—	64,716,047
Zambia	441,142	—	—	441,142
Total Common Stocks	182,907,359	—	—	182,907,359
Short-Term Investment:
Money Market Fund	21,956,124	—	—	21,956,124
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	647,374	—	—	647,374
Total Investments in Securities	$205,510,857	$—	$—	$205,510,857
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$205,510,857	$—	$—	$205,510,857

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2018 (unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2018
Common Stock:
Sakari Resources Ltd.	$214,241	$—	$(244,347)	$139,499	$—	$(109,393)	$—	$—	$—

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 71.8%
Communication Services — 6.8%
Pandora Media, Inc.*(a)	2,630,105	$22,355,892
Sky PLC	288,254	6,358,983
Sprint Corp.*	2,077,091	12,711,797
XO Group, Inc.*	123,142	4,261,945
Total Communication Services		45,688,617
Consumer Discretionary — 2.9%
Sonic Corp.	450,811	19,511,100
Energy — 4.8%
Enbridge Energy Management LLC*	207,012	2,196,397
Energen Corp.*	417,252	30,029,627
Total Energy		32,226,024
Financials — 6.7%
Beneficial Bancorp, Inc.	102,288	1,598,761
Blue Hills Bancorp, Inc.	71,413	1,657,496
esure Group PLC	556,568	1,982,699
FCB Financial Holdings, Inc., Class A*	74,960	2,933,185
Guaranty Bancorp	83,531	2,173,477
Jardine Lloyd Thompson Group PLC	186,347	4,490,656
MB Financial, Inc.	242,405	10,760,358
Navigators Group, Inc. (The)	82,972	5,737,514
NEX Group PLC	495,599	7,193,736
State Bank Financial Corp.	143,508	3,669,499
Stewart Information Services Corp.	66,437	2,742,519
Total Financials		44,939,900
Health Care — 21.6%
Aetna, Inc.	209,275	41,520,160
Express Scripts Holding Co.*	537,867	52,156,963
K2M Group Holdings, Inc.*(a)	251,377	6,882,702
LifePoint Health, Inc.*	97,937	6,352,194
Shire PLC	651,849	38,983,873
Total Health Care		145,895,892
Industrials — 5.1%
Dun & Bradstreet Corp. (The)	188,661	26,842,687
Nexeo Solutions, Inc.*(a)	223,869	2,339,431
USG Corp.	129,912	5,484,885
Total Industrials		34,667,003
Information Technology — 9.7%
CA, Inc.	492,001	21,825,164
Gemalto NV*	55,716	3,179,175
Integrated Device Technology, Inc.*	504,015	23,592,942
Mitel Networks Corp.*	936,762	10,285,647
Oclaro, Inc.*	768,894	6,320,309
Total Information Technology		65,203,237

	Shares	Value
Common Stocks (continued)
Materials — 3.3%
Bemis Co., Inc.	122,930	$5,626,506
KapStone Paper and Packaging Corp.	223,723	7,830,305
KMG Chemicals, Inc.	122,186	9,166,394
Total Materials		22,623,205
Real Estate — 4.7%
Forest City Realty Trust, Inc., Class A	162,577	4,090,437
Investa Office Fund	2,038,068	8,016,866
LaSalle Hotel Properties	525,972	17,362,336
Technopolis OYJ(a)	391,677	2,072,497
Total Real Estate		31,542,136
Utilities — 6.2%
APA Group	247,514	1,684,085
EDP — Energias de Portugal SA	2,320,055	8,159,600
Vectren Corp.	445,195	31,844,798
Total Utilities		41,688,483
Total Common Stocks
(Cost $472,964,452)		483,985,597
Rights — 0.0%(b)
Materials — 0.0%(b)
A. Schulman, Inc. Contingent Value Right (CVR)*(c)(d)
(Cost $305,134)	152,567	291,403
Investment Companies — 9.5%
U.S. Short Term Treasury Bond Funds — 9.5%
iShares Short Treasury Bond ETF	289,315	31,954,842
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	348,828	31,949,157
Total U.S. Short Term Treasury Bond Funds		63,903,999
Total Investment Companies
(Cost $63,882,533)		63,903,999
Short-Term Investment — 17.2%
Money Market Fund — 17.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(e)
(Cost $115,787,834)	115,787,834	115,787,834

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)
Investment of Cash Collateral For Securities Loaned — 0.1%
Money Market Fund — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(e)
(Cost $421,751)	421,751	$421,751
Total Investments — 98.6%
(Cost $653,361,704)		664,390,584
Other Assets and Liabilities, Net — 1.4%		10,115,423
Net Assets — 100.0%		$674,506,007

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,076,188; total market value of collateral held by the Fund was $2,150,929. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,729,178.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2018, the value of this security was $291,403.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(e)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1.80	1/10/2019	Monthly	$(22,453,422)	$—
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1.80	1/10/2019	Monthly	(12,737,786)	—
Energy Select Sector SPDR Fund	Morgan Stanley	1.80	1/10/2019	Monthly	(33,816,135)	—
Financial Select Sector SPDR Fund	Morgan Stanley	1.80	1/10/2019	Monthly	(26,655,620)	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1.80	1/10/2019	Monthly	(23,421,058)	—
iShares MSCI Japan ETF	Morgan Stanley	1.80	1/10/2019	Monthly	(20,015,339)	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(0.30)	1/10/2019	Monthly	(5,474,793)	—
Materials Select Sector SPDR Fund	Morgan Stanley	1.80	1/10/2019	Monthly	(1,784,373)	—
Technology Select Sector SPDR Fund	Morgan Stanley	1.76	1/10/2019	Monthly	(5,353,979)	—
Vanguard Communication Services ETF	Morgan Stanley	(4.82)	1/10/2019	Monthly	(12,724,142)	—
Vanguard Real Estate ETF	Morgan Stanley	1.52	1/10/2019	Monthly	(12,152,836)
						$—

At October 31, 2018 there was no collateral held or posted.

The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)	Reflects the value at reset date of October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks	$483,985,597	$—	$—		$483,985,597
Investment Companies	63,903,999	—	—		63,903,999
Rights	—	—	291,403	(h)	291,403
Short-Term Investment:
Money Market Fund	115,787,834	—	—		115,787,834
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	421,751	—	—		421,751
Total Investments in Securities	664,099,181	—	291,403		664,390,584
Other Financial Instruments:(i)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$664,099,181	$—	$291,403		$664,390,584

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $291,403, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2018 (unaudited)

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2018
Common Stock:
Sakari Resources Ltd.	$379	$—	$(449)	$263	$—	$(193)	$—	$—	$—
Rights:
A. Schulman, Inc.(j)	—	—	—	(13,731)	305,134	—	—	—	291,403
Dyax Corp. CVR	25,920	—	93,404	(25,920)	—	(93,404)	—	—	—
Total	$26,299	$—	$92,955	$(39,388)	$305,134	$(93,597)	$—	$—	$291,403

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Right	$291,403	Issuer Specific Facts	Contingent Payment Terms

See notes to financial statements.

Schedules of Investments — IQ Real Return ETF

October 31, 2018 (unaudited)

	Shares	Value

Investment Companies — 99.9%
Emerging Equity Funds — 5.3%
iShares MSCI Emerging Markets ETF(a)	27,563	$1,079,367
Vanguard FTSE Emerging Markets ETF	53,649	2,031,151
Total Emerging Equity Funds		3,110,518
Oil Fund — 2.3%
Invesco DB Oil Fund*	112,654	1,370,999
U.S. Large Cap Core Funds — 4.0%
iShares Core S&P 500 ETF	3,169	864,376
SPDR S&P 500 ETF Trust(a)	5,419	1,466,544
Total U.S. Large Cap Core Funds		2,330,920
U.S. Short Term Investment Grade Fund — 25.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	146,514	14,882,892
U.S. Short Term Treasury Bond Funds — 53.5%
Goldman Sachs Access Treasury 0-1 Year ETF	24,604	2,464,829
Invesco Treasury Collateral ETF	5,783	609,991
iShares 1-3 Year Treasury Bond ETF(a)	71,421	5,933,656
iShares Short Treasury Bond ETF	134,773	14,885,678
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	84,666	7,754,559
Total U.S. Short Term Treasury Bond Funds		31,648,713
U.S. Small Cap Core Fund — 9.6%
iShares Russell 2000 ETF(a)	37,982	5,698,440
Total Investment Companies
(Cost $59,455,962)		59,042,482

	Shares	Value
Investment Companies (continued)
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(b)
(Cost $85,621)	85,621	$85,621
Investment of Cash Collateral For Securities Loaned — 5.5%
Money Market Fund — 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(b)
(Cost $3,246,980)	3,246,980	3,246,980
Total Investments — 105.5%
(Cost $62,788,563)		62,375,083
Other Assets and Liabilities, Net — (5.5)%		(3,264,630)
Net Assets — 100.0%		$59,110,453

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,631,079; total market value of collateral held by the Fund was $6,756,409. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,509,429.
(b)	Reflects the 1-day yield at October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$59,042,482	$—	$—	$59,042,482
Short-Term Investment:
Money Market Fund	85,621	—	—	85,621
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,246,980	—	—	3,246,980
Total Investments in Securities	$62,375,083	$—	$—	$62,375,083

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 99.8%
Argentina — 2.1%
Adecoagro SA*	27,738	$221,904
Australia — 14.2%
Australian Agricultural Co., Ltd.*(a)	78,098	73,065
Bega Cheese Ltd.(a)	39,394	166,685
Costa Group Holdings Ltd.	68,547	296,354
Elders Ltd.	26,442	136,620
GrainCorp Ltd., Class A	48,395	282,632
Inghams Group Ltd.(a)	59,979	165,789
Nufarm Ltd.	67,449	272,486
Select Harvests Ltd.	21,995	80,439
Total Australia		1,474,070
Canada — 4.4%
Maple Leaf Foods, Inc.	18,333	417,963
Village Farms International, Inc.*	8,132	33,934
Total Canada		451,897
China — 3.5%
Ausnutria Dairy Corp., Ltd.	115,641	104,881
China BlueChemical Ltd., Class H	424,707	145,192
China Huishan Dairy Holdings Co., Ltd.* (b) (c)	938,079	—
Leyou Technologies Holdings Ltd.*	303,197	69,230
Sinofert Holdings Ltd.*(a)	421,106	47,271
Total China		366,574
Indonesia — 7.9%
PT Astra Agro Lestari Tbk	93,768	74,015
PT Charoen Pokphand Indonesia Tbk	1,738,768	629,056
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	661,130	56,100
PT Sawit Sumbermas Sarana Tbk	673,136	55,790
Total Indonesia		814,961
Japan — 31.4%
Feed One Co. Ltd.	30,814	52,424
Fuji Oil Holdings, Inc.	12,410	357,933
Itoham Yonekyu Holdings, Inc.	35,687	224,516
Kumiai Chemical Industry Co., Ltd.(a)	26,485	164,747
Megmilk Snow Brand Co., Ltd.	11,877	278,047
Morinaga Milk Industry Co., Ltd.	9,869	263,220
NH Foods Ltd.	25,015	864,459
Nichirei Corp.	29,163	704,171
Nihon Nohyaku Co., Ltd.	11,714	64,873
Nippon Soda Co. Ltd.	6,159	160,667
Prima Meat Packers Ltd.(a)	6,834	128,923
Total Japan		3,263,980
Netherlands — 0.9%
ForFarmers NV	8,070	91,163
Singapore — 6.0%
First Resources Ltd.	112,889	128,802
Golden Agri-Resources Ltd.	1,515,889	279,139
Japfa Ltd.	85,108	40,870
Olam International Ltd.	131,481	170,902
Total Singapore		619,713
Spain — 2.6%
Ebro Foods SA	13,962	274,312

	Shares	Value
Common Stocks (continued)
Thailand — 2.0%
GFPT PCL	231,992	$100,075
Thai Vegetable Oil PCL	125,952	107,335
Total Thailand		207,410
United Kingdom — 2.2%
Dairy Crest Group PLC	37,027	226,242
United States — 22.6%
AGCO Corp.	15,667	877,978
Cal-Maine Foods, Inc.	5,406	263,110
CVR Partners LP*(a)	17,753	71,722
Platform Specialty Products Corp.*(a)	52,866	572,010
Sanderson Farms, Inc.(a)	4,812	473,453
Titan International, Inc.	11,896	83,986
Total United States		2,342,259
Total Common Stocks
(Cost $10,481,793)		10,354,485
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(d)
(Cost $12,110)	12,110	12,110
Investment of Cash Collateral For Securities Loaned — 2.1%
Money Market Fund — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(d)
(Cost $219,491)	219,491	219,491
Total Investments — 102.0%
(Cost $10,713,394)		10,586,086
Other Assets and Liabilities, Net — (2.0)%		(208,822)
Net Assets — 100.0%		$10,377,264

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,327,513; total market value of collateral held by the Fund was $1,408,594. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,189,103.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2018, the value of this security was $—.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

October 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks
Argentina	$221,904	$—	$—		$221,904
Australia	1,474,070	—	—		1,474,070
Canada	451,897	—	—		451,897
China	366,574	—	—	(f)	366,574
Indonesia	814,961	—	—		814,961
Japan	3,263,980	—	—		3,263,980
Netherlands	91,163	—	—		91,163
Singapore	619,713	—	—		619,713
Spain	274,312	—	—		274,312
Thailand	207,410	—	—		207,410
United Kingdom	226,242	—	—		226,242
United States	2,342,259	—	—		2,342,259
Total Common Stocks	10,354,485	—	—		10,354,485
Short-Term Investment:
Money Market Fund	12,110	—	—		12,110
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	219,491	—	—		219,491
Total Investments in Securities	$10,586,086	$—	$—		$10,586,086

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $—, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2018
Common Stock:
China Huishan Dairy Holdings Co., Ltd. (g)	$—	(h)	$—	$—	$—	$—	$—	$—	$—	$—	(h)

(g)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Includes a Level 3 security valued at $—.

Information about Level 3 fair value measurements as of October 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$—	Issuer Specific	Company Announcements

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 99.6%
Diversified REITs — 17.5%
American Assets Trust, Inc.	27,630	$1,059,887
Empire State Realty Trust, Inc., Class A	146,879	2,329,501
Exantas Capital Corp.(a)	25,774	292,277
Granite Point Mortgage Trust, Inc.	36,840	685,592
Industrial Logistics Properties Trust(a)	17,596	379,898
Investors Real Estate Trust(a)	103,457	561,771
Kennedy-Wilson Holdings, Inc.(a)	106,162	2,014,955
Monmouth Real Estate Investment Corp.	65,600	981,376
New Senior Investment Group, Inc.	70,441	402,923
Preferred Apartment Communities, Inc., Class A(a)	34,789	586,195
Redwood Trust, Inc.	71,743	1,178,020
Select Income REIT	55,191	1,043,662
Washington Real Estate Investment Trust	68,589	1,911,575
Winthrop Realty Trust*(a)(b)(c)	29,107	34,474
Total Diversified REITs		13,462,106
Hotel REITs — 15.9%
Ashford Hospitality Trust, Inc.	82,700	425,905
Braemar Hotels & Resorts, Inc.	26,844	285,620
Chatham Lodging Trust	39,429	768,865
Chesapeake Lodging Trust	51,924	1,526,046
DiamondRock Hospitality Co.	179,970	1,880,687
Hersha Hospitality Trust	33,330	585,275
MGM Growth Properties LLC, Class A(a)	62,067	1,755,875
Pebblebrook Hotel Trust(a)	59,555	2,007,599
Summit Hotel Properties, Inc.	90,305	1,040,314
Xenia Hotels & Resorts, Inc.	98,260	2,019,243
Total Hotel REITs		12,295,429
Mortgage REITs — 12.9%
AG Mortgage Investment Trust, Inc.	24,410	422,293
Anworth Mortgage Asset Corp.(a)	84,906	370,190
Apollo Commercial Real Estate Finance, Inc.(a)	107,535	2,011,980
Arbor Realty Trust, Inc.(a)	53,806	649,977
ARMOUR Residential REIT, Inc.	36,279	790,157
Capstead Mortgage Corp.	80,226	550,350
Dynex Capital, Inc.	49,117	284,387
Front Yard Residential Corp.	42,718	395,996
Invesco Mortgage Capital, Inc.	97,772	1,474,402
iStar, Inc.(a)	56,764	596,022
New York Mortgage Trust, Inc.(a)	119,650	734,651
Orchid Island Capital, Inc.	44,283	289,611
PennyMac Mortgage Investment Trust(a)	51,949	1,003,135
Western Asset Mortgage Capital Corp.(a)	35,204	350,984
Total Mortgage REITs		9,924,135

	Shares	Value
Common Stocks (continued)
Office REITs — 16.3%
Brandywine Realty Trust	155,268	$2,183,068
City Office REIT, Inc.	29,964	330,203
Easterly Government Properties, Inc.(a)	52,838	960,067
Franklin Street Properties Corp.	90,546	630,200
Global Net Lease, Inc.	62,597	1,267,589
Government Properties Income Trust(a)	85,523	755,168
Lexington Realty Trust	189,160	1,469,773
Mack-Cali Realty Corp.	74,165	1,505,550
Rexford Industrial Realty, Inc.	80,003	2,533,695
Tier REIT, Inc.	44,069	954,975
Total Office REITs		12,590,288
Residential REITs — 1.2%
Bluerock Residential Growth REIT, Inc.(a)	20,752	196,522
Independence Realty Trust, Inc.	76,587	758,977
Total Residential REITs		955,499
Retail REITs — 16.8%
Acadia Realty Trust(a)	71,166	1,981,262
CBL & Associates Properties, Inc.(a)	147,623	487,156
Cedar Realty Trust, Inc.	77,168	290,923
Four Corners Property Trust, Inc.	58,460	1,524,637
Kite Realty Group Trust	73,120	1,158,221
Pennsylvania Real Estate Investment Trust(a)	56,332	504,171
Ramco-Gershenson Properties Trust(a)	67,968	902,615
Retail Opportunity Investments Corp.	97,012	1,706,441
Seritage Growth Properties, Class A(a)	28,461	1,082,087
Tanger Factory Outlet Centers, Inc.	80,848	1,799,677
Washington Prime Group, Inc.(a)	163,085	1,043,744
Whitestone REIT	33,057	444,947
Total Retail REITs		12,925,881
Specialized REITs — 19.0%
American Finance Trust, Inc.	46,970	627,989
CareTrust REIT, Inc.	70,043	1,236,959
CatchMark Timber Trust, Inc., Class A	42,824	378,992
InfraREIT, Inc.	34,374	722,542
LTC Properties, Inc.	34,317	1,467,738
National Storage Affiliates Trust	45,577	1,213,716
Physicians Realty Trust	159,313	2,641,410
QTS Realty Trust, Inc., Class A(a)	44,123	1,690,793
Spirit MTA REIT	37,608	402,782
STAG Industrial, Inc.	91,664	2,425,429
Terreno Realty Corp.	50,096	1,875,093
Total Specialized REITs		14,683,443
Total Common Stocks
(Cost $84,317,547)		76,836,781

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(d)
(Cost $262,601)	262,601	$262,601
Investment of Cash Collateral For Securities Loaned — 6.2%
Money Market Fund — 6.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(d)
(Cost $4,782,109)	4,782,109	4,782,109
Total Investments — 106.1%
(Cost $89,362,257)		81,881,491
Other Assets and Liabilities, Net —(6.1)%		(4,698,290)
Net Assets — 100.0%		$77,183,201

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $17,216,782; total market value of collateral held by the Fund was $17,850,652. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $13,068,543.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2018, the value of this security was $34,474.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks
Diversified REITs	$13,427,632	$—	$34,474	(f)	$13,462,106
Hotel REITs	12,295,429	—	—		12,295,429
Mortgage REITs	9,924,135	—	—		9,924,135
Office REITs	12,590,288	—	—		12,590,288
Residential REITs	955,499	—	—		955,499
Retail REITs	12,925,881	—	—		12,925,881
Specialized REITs	14,683,443	—	—		14,683,443
Total Common Stocks	76,802,307	—	34,474		76,836,781
Short-Term Investment:
Money Market Fund	262,601	—	—		262,601
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,782,109	—	—		4,782,109
Total Investments in Securities	$81,847,017	$—	$34,474		$81,881,491

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $34,474, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2018
Common Stock:
Winthrop Realty Trust(g)	$164,454	$—	$—	$46,117	$—	$(176,097)	$—	$—	$34,474

(g)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$34,474	Issuer Specific Facts	Company Information

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 98.9%
Australia — 7.2%
AGL Energy Ltd.	25,352	$323,428
Alumina Ltd.	115,811	209,307
Amcor Ltd.	43,728	412,196
AMP Ltd.	107,229	187,716
APA Group	47,185	321,047
Aristocrat Leisure Ltd.	25,899	486,432
ASX Ltd.	10,770	451,659
Atlas Arteria Ltd.	26,235	126,997
Aurizon Holdings Ltd.	80,958	240,992
Australia & New Zealand Banking Group Ltd.	95,516	1,755,382
Bendigo & Adelaide Bank Ltd.	25,933	188,027
BHP Billiton Ltd.	108,618	2,479,622
BHP Billiton PLC	68,780	1,373,094
BlueScope Steel Ltd.	19,496	198,562
Boral Ltd.	58,284	231,742
Brambles Ltd.	58,426	439,768
Caltex Australia Ltd.	11,143	223,186
Challenger Ltd.	31,823	231,410
Coca-Cola Amatil Ltd.	31,173	218,950
Commonwealth Bank of Australia	59,401	2,914,614
Computershare Ltd.	25,237	353,620
CSL Ltd.	15,266	2,034,118
Dexus	48,719	352,202
Fortescue Metals Group Ltd.	54,042	153,209
Goodman Group	70,446	518,259
GPT Group (The)	84,525	309,121
Incitec Pivot Ltd.	79,025	218,435
Insurance Australia Group Ltd.*	95,067	460,197
Macquarie Group Ltd.	11,250	934,487
Medibank Pvt Ltd.	124,618	246,421
Mirvac Group	174,614	268,554
National Australia Bank Ltd.	91,014	1,626,200
Newcrest Mining Ltd.	26,826	391,856
Oil Search Ltd.	54,884	302,245
Orica Ltd.	17,104	208,021
Origin Energy Ltd.*	68,448	353,656
QBE Insurance Group Ltd.	50,638	406,271
Ramsay Health Care Ltd.	5,385	214,570
Rio Tinto Ltd.	13,831	748,928
Rio Tinto PLC	38,638	1,877,776
Santos Ltd.	69,995	329,403
Scentre Group	184,530	520,527
SEEK Ltd.	19,486	246,659
Sonic Healthcare Ltd.	18,786	300,244
South32 Ltd.	181,445	465,529
Stockland	104,293	266,843
Suncorp Group Ltd.	51,244	508,832
Sydney Airport	51,474	234,945
Telstra Corp. Ltd.	136,731	298,477
Transurban Group	94,395	758,674
Treasury Wine Estates Ltd.	31,212	334,477
Vicinity Centres	125,172	235,096
Wesfarmers Ltd.	38,373	1,267,918
Westpac Banking Corp.	113,277	2,155,654
Woodside Petroleum Ltd.	35,389	874,106
Woolworths Group Ltd.	47,416	955,421
Total Australia		34,745,082
Austria — 0.3%
ams AG*	3,096	120,590
ANDRITZ AG	4,177	216,570

	Shares	Value
Common Stocks (continued)
Austria (continued)
Erste Group Bank AG*	12,521	$510,729
OMV AG	7,538	419,616
Total Austria		1,267,505
Belgium — 0.9%
Ageas	8,513	426,434
Anheuser-Busch InBev SA/NV	25,180	1,858,456
Groupe Bruxelles Lambert SA	3,628	337,818
KBC Group NV	9,811	676,986
Solvay SA	2,989	340,870
UCB SA	4,888	410,834
Umicore SA	9,145	430,945
Total Belgium		4,482,343
China — 0.3%
AAC Technologies Holdings, Inc.(a)	24,175	183,947
BOC Hong Kong Holdings Ltd.	137,751	514,849
China Mengniu Dairy Co., Ltd.*	105,018	309,452
Want Want China Holdings Ltd.	273,996	195,726
Total China		1,203,974
Denmark — 1.5%
AP Moller — Maersk A/S, Class A	158	188,121
AP Moller — Maersk A/S, Class B	227	288,339
Carlsberg A/S, Class B	4,086	450,877
Chr Hansen Holding A/S(a)	4,911	496,567
Coloplast A/S, Class B	5,689	531,343
Danske Bank A/S	22,935	440,086
DSV A/S	7,640	614,477
Genmab A/S*	2,174	297,936
GN Store Nord A/S	3,860	163,962
ISS A/S	7,516	247,235
Novo Nordisk A/S, Class B	57,255	2,477,250
Novozymes A/S, Class B	8,024	396,649
Orsted A/S‡	3,500	222,447
Pandora A/S	3,872	242,327
Vestas Wind Systems A/S	6,999	439,092
Total Denmark		7,496,708
Finland — 1.2%
Elisa OYJ	5,562	221,516
Fortum OYJ	15,659	329,920
Kone OYJ, Class B	13,295	648,049
Neste OYJ	4,744	391,099
Nokia OYJ	194,599	1,102,452
Nokian Renkaat OYJ	5,874	186,887
Nordea Bank Abp	100,707	876,973
Sampo OYJ, Class A	16,799	773,926
Stora Enso OYJ, Class R	23,469	353,801
UPM-Kymmene OYJ	20,087	646,599
Wartsila OYJ Abp	18,916	322,670
Total Finland		5,853,892
France — 9.6%
Accor SA	8,545	391,343
Aeroports de Paris	970	203,216
Air Liquide SA	14,706	1,782,901
Airbus SE	19,016	2,105,266
Alstom SA	6,859	300,372
Arkema SA	3,351	352,272
Atos SE	3,699	317,605

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
AXA SA	63,842	$1,601,522
BNP Paribas SA	37,140	1,941,218
Bouygues SA	7,959	290,738
Bureau Veritas SA	11,727	265,081
Capgemini SE	5,411	662,140
Carrefour SA	20,397	396,350
Cie de Saint-Gobain	17,812	670,846
Cie Generale des Etablissements Michelin	6,726	691,520
Credit Agricole SA	38,694	496,645
Danone SA	18,989	1,346,439
Dassault Systemes SE	5,086	638,794
Edenred	12,234	464,784
Electricite de France SA	12,764	212,306
Engie SA	55,987	746,959
EssilorLuxottica SA	7,157	979,190
Eutelsat Communications SA	8,019	162,729
Getlink	19,547	246,172
Hermes International	1,138	651,152
Iliad SA	1,082	125,354
Ingenico Group SA	2,515	178,500
Ipsen SA	1,582	219,759
Kering	2,740	1,221,953
Klepierre SA	8,048	273,563
Legrand SA	10,455	683,990
L’Oreal SA	8,131	1,832,431
LVMH Moet Hennessy Louis Vuitton SE	8,528	2,597,319
Orange SA	63,817	999,294
Orpea	2,148	264,918
Pernod Ricard SA	6,990	1,067,618
Peugeot SA	18,733	446,370
Publicis Groupe SA	7,791	452,326
Renault SA	6,665	498,946
Rexel SA	14,912	190,418
Rubis SCA	3,916	202,772
Safran SA	11,375	1,469,926
Sanofi	37,014	3,306,447
Schneider Electric SE	18,127	1,313,661
SCOR SE	7,474	346,104
Societe Generale SA	25,222	928,206
Sodexo SA	2,851	291,117
Teleperformance	2,288	377,456
Thales SA	3,972	508,553
TOTAL SA(a)	83,997	4,945,176
Ubisoft Entertainment SA*	3,003	270,503
Unibail-Rodamco-Westfield	3,489	633,620
Unibail-Rodamco-Westfield*	25,956	234,921
Valeo SA	9,106	294,566
Veolia Environnement SA	17,704	353,449
Vinci SA	16,400	1,465,749
Vivendi SA	34,664	838,150
Total France		46,750,695
Germany — 7.8%
adidas AG	7,239	1,706,046
Allianz SE	14,761	3,084,749
BASF SE	31,668	2,441,012
Bayer AG	32,375	2,486,338
Bayerische Motoren Werke AG	11,709	1,011,334
Beiersdorf AG	4,148	429,570
Brenntag AG	6,383	333,913

	Shares	Value
Common Stocks (continued)
Germany (continued)
Commerzbank AG*	38,853	$367,103
Continental AG	3,699	611,698
Covestro AG‡	5,512	356,735
Daimler AG	28,875	1,713,052
Delivery Hero SE‡*	4,371	176,509
Deutsche Bank AG	67,188	658,578
Deutsche Boerse AG	6,452	817,672
Deutsche Lufthansa AG	8,483	170,703
Deutsche Post AG	31,858	1,008,902
Deutsche Telekom AG	106,648	1,751,539
Deutsche Wohnen SE	13,929	638,234
E.ON SE	74,735	724,509
Fresenius Medical Care AG & Co. KGaA	7,477	587,266
Fresenius SE & Co. KGaA	14,837	946,126
GEA Group AG	7,187	218,727
Hannover Rueck SE	2,396	323,331
HeidelbergCement AG	5,490	373,226
Henkel AG & Co. KGaA	3,112	305,356
HUGO BOSS AG	2,958	211,752
Infineon Technologies AG	43,082	864,497
K+S AG(a)	8,079	150,765
LANXESS AG	4,276	265,308
LEG Immobilien AG	2,136	233,936
Merck KGaA	4,577	490,696
METRO AG	8,049	121,295
MTU Aero Engines AG	2,602	553,671
Muenchener Rueckversicherungs-Gesellschaft AG	4,809	1,035,006
OSRAM Licht AG	4,613	187,222
ProSiebenSat.1 Media SE	9,277	214,641
RWE AG	21,104	411,762
SAP SE	32,524	3,488,344
Scout24 AG‡	3,703	153,814
Siemens AG	25,866	2,981,155
Symrise AG	5,409	454,502
thyssenkrupp AG(a)	17,850	375,678
TUI AG	16,246	269,651
United Internet AG	4,800	198,945
Volkswagen AG	1,000	165,199
Vonovia SE	16,569	758,825
Wirecard AG	4,333	812,032
Zalando SE‡*	5,970	231,339
Total Germany		37,872,263
Hong Kong — 3.0%
AIA Group Ltd.	413,936	3,133,799
ASM Pacific Technology Ltd.	12,583	108,665
Bank of East Asia Ltd. (The)	66,926	216,843
CK Asset Holdings Ltd.	98,288	638,169
CK Hutchison Holdings Ltd.	99,359	1,000,637
CK Infrastructure Holdings Ltd.	29,710	217,157
CLP Holdings Ltd.	58,792	659,211
Galaxy Entertainment Group Ltd.	79,022	427,397
Hang Lung Properties Ltd.	92,493	167,538
Hang Seng Bank Ltd.	27,482	643,633
Henderson Land Development Co., Ltd.	50,942	237,184
Hong Kong & China Gas Co., Ltd.	335,768	640,749
Hong Kong Exchanges and Clearing Ltd.	43,685	1,159,078
Hongkong Land Holdings Ltd.	49,440	292,685

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Hopewell Holdings Ltd.	57,784	$178,378
Hysan Development Co., Ltd.	47,774	223,958
Jardine Matheson Holdings Ltd.	7,527	434,383
Jardine Strategic Holdings Ltd.	7,271	243,578
Link REIT	78,484	695,798
MTR Corp. Ltd.	58,687	284,474
New World Development Co., Ltd.	248,911	315,608
Power Assets Holdings Ltd.	53,357	356,308
Sino Land Co., Ltd.(a)	146,163	229,329
Sun Hung Kai Properties Ltd.	51,150	664,870
Swire Pacific Ltd., Class A	23,654	245,459
Techtronic Industries Co., Ltd.	53,457	250,258
WH Group Ltd.‡	303,506	212,548
Wharf Real Estate Investment Co., Ltd.	47,188	292,239
Wheelock & Co., Ltd.	36,563	195,189
Total Hong Kong		14,365,122
Ireland — 0.5%
Bank of Ireland Group PLC	36,703	260,538
CRH PLC	27,831	835,329
James Hardie Industries PLC	18,143	241,618
Kerry Group PLC, Class A	5,181	531,265
Kingspan Group PLC	5,645	245,609
Paddy Power Betfair PLC	2,897	248,750
Smurfit Kappa Group PLC	8,453	277,149
Total Ireland		2,640,258
Israel — 0.5%
Bank Hapoalim BM	74,407	503,750
Bank Leumi Le-Israel BM	108,958	679,707
Bezeq The Israeli Telecommunication Corp. Ltd.	165,801	190,558
Nice Ltd.*	3,668	388,657
SodaStream International Ltd.*	674	96,658
Teva Pharmaceutical Industries Ltd.(a)	32,660	651,586
Total Israel		2,510,916
Italy — 2.0%
Assicurazioni Generali SpA	45,452	735,411
Atlantia SpA	21,799	438,660
Enel SpA	270,951	1,330,542
Eni SpA	89,886	1,599,582
Ferrari NV	4,440	520,681
Intesa Sanpaolo SpA	520,231	1,151,191
Leonardo SpA	18,485	200,857
Luxottica Group SpA	6,179	388,702
Mediobanca Banca di Credito Finanziario SpA	34,220	300,568
Moncler SpA	6,585	229,057
Prysmian SpA	15,030	292,230
Recordati SpA	6,789	230,153
Snam SpA	91,076	377,069
Telecom Italia SpA*	596,972	351,186
Terna Rete Elettrica Nazionale SpA	67,881	351,106
UniCredit SpA	77,958	999,545
Unione di Banche Italiane SpA	50,927	155,798
Total Italy		9,652,338

	Shares	Value
Common Stocks (continued)
Japan — 24.7%
Aeon Co., Ltd.	27,464	$630,293
AGC Inc.	9,203	302,540
Air Water, Inc.	11,466	186,029
Aisin Seiki Co., Ltd.	7,112	279,489
Ajinomoto Co., Inc.	21,170	342,626
Alfresa Holdings Corp.	9,778	261,226
Alps Electric Co., Ltd.	7,818	185,656
Amada Holdings Co., Ltd.	22,023	207,633
Aozora Bank Ltd.	8,860	305,788
Asahi Group Holdings Ltd.	15,477	681,314
Asahi Kasei Corp.	53,749	646,293
Astellas Pharma, Inc.	73,776	1,142,055
Bandai Namco Holdings, Inc.	9,678	344,311
Bridgestone Corp.	22,848	883,309
Brother Industries Ltd.	12,487	229,149
Canon, Inc.	37,570	1,072,620
Central Japan Railway Co.	6,487	1,244,460
Chiba Bank Ltd. (The)	31,687	201,036
Chubu Electric Power Co., Inc.	25,959	374,589
Chugai Pharmaceutical Co., Ltd.	9,018	529,789
Concordia Financial Group Ltd.	51,618	236,925
CyberAgent, Inc.	3,338	141,678
Dai Nippon Printing Co., Ltd.	14,637	328,783
Daifuku Co., Ltd.	3,621	155,935
Dai-ichi Life Holdings, Inc.	40,133	759,595
Daiichi Sankyo Co., Ltd.	23,737	907,372
Daikin Industries Ltd.	10,055	1,169,393
Daito Trust Construction Co., Ltd.	2,948	389,218
Daiwa House Industry Co., Ltd.	24,066	726,959
Daiwa Securities Group, Inc.	67,097	384,609
Denso Corp.	15,964	714,352
Dentsu, Inc.	8,594	399,030
Disco Corp.	1,085	172,765
Don Quijote Holdings Co., Ltd.	5,235	313,576
East Japan Railway Co.	13,116	1,147,672
Eisai Co., Ltd.	9,682	807,384
Electric Power Development Co., Ltd.	7,305	199,042
FamilyMart UNY Holdings Co., Ltd.	2,069	240,532
FANUC Corp.	7,013	1,226,366
Fast Retailing Co., Ltd.	1,904	962,840
FUJIFILM Holdings Corp.	14,980	649,481
Fujitsu Ltd.	7,548	458,946
Fukuoka Financial Group, Inc.	8,122	200,216
Hamamatsu Photonics K.K.	6,534	218,852
Hankyu Hanshin Holdings, Inc.	10,179	335,527
Hino Motors Ltd.	16,393	157,604
Hirose Electric Co., Ltd.	1,751	166,481
Hisamitsu Pharmaceutical Co., Inc.	2,603	146,924
Hitachi Ltd.	33,370	1,023,676
Honda Motor Co., Ltd.	61,561	1,767,925
Hoya Corp.	14,530	825,798
Idemitsu Kosan Co., Ltd.	5,763	262,987
IHI Corp.	6,888	252,071
Inpex Corp.	38,029	437,895
Isetan Mitsukoshi Holdings Ltd.	15,113	176,902
Isuzu Motors Ltd.	25,833	339,236
ITOCHU Corp.	53,847	999,597
Japan Exchange Group, Inc.	21,545	386,781
Japan Tobacco, Inc.	43,054	1,108,825
JFE Holdings, Inc.	20,557	388,170
JGC Corp.	11,858	230,215

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
JXTG Holdings, Inc.	124,669	$849,722
Kajima Corp.	17,734	228,795
Kansai Electric Power Co., Inc. (The)	27,668	424,257
Kansai Paint Co., Ltd.	12,293	182,018
Kao Corp.	17,502	1,167,937
Kawasaki Heavy Industries Ltd.	6,961	165,243
KDDI Corp.	62,104	1,548,817
Keikyu Corp.	12,767	189,036
Keio Corp.	5,936	322,429
Keisei Electric Railway Co., Ltd.	7,375	227,089
Keyence Corp.	3,263	1,598,900
Kikkoman Corp.	8,701	478,784
Kintetsu Group Holdings Co., Ltd.	7,630	292,746
Kirin Holdings Co., Ltd.	32,397	774,652
Koito Manufacturing Co., Ltd.	5,758	274,494
Komatsu Ltd.	34,071	888,947
Konami Holdings Corp.	3,807	145,392
Konica Minolta, Inc.	22,182	220,336
Kose Corp.	975	145,747
Kubota Corp.	43,279	683,383
Kuraray Co., Ltd.	19,669	271,014
Kurita Water Industries Ltd.	8,733	215,355
Kyocera Corp.	12,140	660,275
Kyowa Hakko Kirin Co., Ltd.	12,788	248,723
Kyushu Electric Power Co., Inc.	18,566	216,169
Lion Corp.	10,620	199,498
LIXIL Group Corp.	12,041	189,916
M3, Inc.	17,690	284,971
Makita Corp.	11,319	391,659
Marubeni Corp.	70,935	575,940
Marui Group Co., Ltd.	11,768	253,389
Mazda Motor Corp.	22,045	239,095
MEIJI Holdings Co., Ltd.	5,479	364,118
MINEBEA MITSUMI, Inc.	15,032	230,032
Miraca Holdings, Inc.	4,666	113,699
MISUMI Group, Inc.	13,956	280,221
Mitsubishi Chemical Holdings Corp.	52,780	412,073
Mitsubishi Corp.	48,953	1,379,385
Mitsubishi Electric Corp.	72,615	922,366
Mitsubishi Estate Co., Ltd.	44,615	713,769
Mitsubishi Heavy Industries Ltd.	11,837	418,393
Mitsubishi Materials Corp.	5,905	163,773
Mitsubishi Motors Corp.	28,839	181,689
Mitsubishi UFJ Financial Group, Inc.	444,762	2,698,799
Mitsui & Co., Ltd.	63,477	1,060,528
Mitsui Chemicals, Inc.	6,963	156,406
Mitsui Fudosan Co., Ltd.	34,141	769,613
Mitsui OSK Lines Ltd.	6,661	162,548
Mizuho Financial Group, Inc.	842,784	1,448,763
MS&AD Insurance Group Holdings, Inc.	19,614	591,957
Murata Manufacturing Co., Ltd.	6,835	1,039,589
Nabtesco Corp.	7,855	173,171
NEC Corp.	10,548	302,827
Nexon Co., Ltd.*	13,595	154,917
NGK Spark Plug Co., Ltd.	10,175	206,647
NH Foods Ltd.	5,675	196,114
Nichirei Corp.	4,601	111,096
Nidec Corp.	8,555	1,098,418
Nihon M&A Center, Inc.	5,304	127,225
Nikon Corp.	18,093	315,351
Nintendo Co., Ltd.	3,754	1,169,560

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nippon Express Co., Ltd.	3,638	$230,488
Nippon Paint Holdings Co., Ltd.(a)	6,832	214,001
Nippon Shinyaku Co., Ltd.	3,120	179,976
Nippon Steel & Sumitomo Metal Corp.	29,741	549,993
Nippon Telegraph & Telephone Corp.	24,045	1,012,040
Nissan Chemical Corp.	8,479	401,204
Nissan Motor Co., Ltd.	64,387	586,218
Nisshin Seifun Group, Inc.	15,381	306,789
Nissin Foods Holdings Co., Ltd.	4,550	293,913
Nitori Holdings Co., Ltd.	3,161	412,718
Nitto Denko Corp.	6,527	409,358
Nomura Holdings, Inc.	128,103	621,474
Nomura Research Institute Ltd.	5,797	256,834
NSK Ltd.	20,857	206,620
NTT Data Corp.	28,293	365,022
NTT DOCOMO, Inc.	46,058	1,160,888
Obayashi Corp.	31,902	281,833
Obic Co., Ltd.	3,638	331,387
Odakyu Electric Railway Co., Ltd.	14,092	297,936
Oji Holdings Corp.	46,019	327,848
Olympus Corp.	12,346	412,427
Omron Corp.	8,502	345,037
Ono Pharmaceutical Co., Ltd.	18,054	411,456
Oriental Land Co., Ltd.	7,507	706,099
ORIX Corp.	48,090	784,491
Osaka Gas Co., Ltd.	15,386	282,348
Otsuka Holdings Co., Ltd.	16,543	792,739
Panasonic Corp.	76,502	847,009
PeptiDream, Inc.*(a)	4,294	140,971
Persol Holdings Co., Ltd.	6,125	116,579
Pigeon Corp.	4,448	188,790
Rakuten, Inc.(a)	29,033	196,546
Recruit Holdings Co., Ltd.	42,105	1,133,072
Renesas Electronics Corp.*	23,121	122,514
Resona Holdings, Inc.	91,316	481,441
Ricoh Co., Ltd.	30,800	308,123
Rohm Co., Ltd.	4,126	290,288
Ryohin Keikaku Co., Ltd.	1,103	291,351
Santen Pharmaceutical Co., Ltd.	18,586	275,854
SBI Holdings, Inc.(a)	11,420	299,629
Secom Co., Ltd.	7,915	648,812
Seiko Epson Corp.	12,955	209,383
Sekisui Chemical Co., Ltd.	19,821	311,396
Sekisui House Ltd.	24,118	355,182
Seven & i Holdings Co., Ltd.	27,396	1,187,795
Sharp Corp.(a)	4,868	74,667
Shimadzu Corp.	13,793	348,690
Shimano, Inc.	3,159	432,191
Shimizu Corp.	27,590	223,937
Shin-Etsu Chemical Co., Ltd.	15,238	1,278,531
Shionogi & Co., Ltd.	11,792	755,658
Shiseido Co., Ltd.	14,324	905,856
Shizuoka Bank Ltd. (The)	26,977	236,890
Showa Denko K.K.	5,424	236,944
SMC Corp.	2,252	721,366
SoftBank Group Corp.	28,913	2,318,061
Sompo Holdings, Inc.	14,315	593,631
Sony Corp.	42,638	2,319,767
Sotetsu Holdings, Inc.	6,163	188,677
Stanley Electric Co., Ltd.	7,867	233,176

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Subaru Corp.	22,130	$598,670
Sumitomo Chemical Co., Ltd.	62,217	312,036
Sumitomo Corp.	45,567	691,853
Sumitomo Electric Industries Ltd.	30,261	413,473
Sumitomo Metal Mining Co., Ltd.(a)	9,943	313,651
Sumitomo Mitsui Financial Group, Inc.	47,403	1,854,033
Sumitomo Mitsui Trust Holdings, Inc.	14,132	562,751
Sumitomo Realty & Development Co., Ltd.	16,486	567,234
Suntory Beverage & Food Ltd.	5,739	234,177
Suzuki Motor Corp.	15,193	760,626
Sysmex Corp.	7,703	540,858
T&D Holdings, Inc.	25,365	408,834
Taiheiyo Cement Corp.	6,789	200,623
Taisei Corp.	10,050	430,568
Taisho Pharmaceutical Holdings Co., Ltd.	2,506	267,354
Takeda Pharmaceutical Co., Ltd.	27,731	1,122,951
TDK Corp.	4,930	425,923
Teijin Ltd.	11,083	192,483
Terumo Corp.	12,300	663,746
THK Co., Ltd.	5,932	131,460
Tobu Railway Co., Ltd.	10,143	281,762
Toho Co., Ltd.	7,316	238,886
Tohoku Electric Power Co., Inc.	18,714	236,796
Tokio Marine Holdings, Inc.	24,793	1,174,457
Tokyo Electric Power Co., Holdings, Inc.*	57,498	294,483
Tokyo Electron Ltd.	5,713	794,014
Tokyo Gas Co., Ltd.	18,139	446,986
Tokyu Corp.	23,271	384,156
Toppan Printing Co., Ltd.	13,438	190,398
Toray Industries, Inc.	60,307	428,516
Toshiba Corp.*	19,030	569,947
TOTO Ltd.	7,432	266,710
Toyo Suisan Kaisha Ltd.	5,528	190,545
Toyota Industries Corp.	6,781	333,477
Toyota Motor Corp.	85,220	4,995,173
Toyota Tsusho Corp.	9,974	361,028
Tsuruha Holdings, Inc.	1,994	207,784
Unicharm Corp.	16,006	435,696
USS Co., Ltd.	13,177	237,841
West Japan Railway Co.	7,067	474,473
Yahoo Japan Corp.	107,220	337,274
Yakult Honsha Co., Ltd.	5,859	415,849
Yamada Denki Co., Ltd.(a)	33,898	159,796
Yamaguchi Financial Group, Inc.(a)	18,892	199,709
Yamaha Corp.	6,230	274,638
Yamaha Motor Co., Ltd.	12,215	290,181
Yamato Holdings Co., Ltd.	14,909	408,212
Yaskawa Electric Corp.	9,794	283,350
ZOZO, Inc.	7,034	169,469
Total Japan		119,714,939
Jersey — 0.1%
Randgold Resources Ltd.	3,582	281,479
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	5,163	125,442

	Shares	Value
Common Stocks (continued)
Luxembourg — 0.3%
ArcelorMittal	20,429	$510,161
Eurofins Scientific SE	478	241,769
RTL Group SA	1,843	118,402
SES SA	13,526	290,804
Tenaris SA	20,214	300,837
Total Luxembourg		1,461,973
Macau — 0.1%
Sands China Ltd.	91,469	360,537
Wynn Macau Ltd.	70,881	146,293
Total Macau		506,830
Netherlands — 4.2%
ABN AMRO Group NV‡	10,797	265,468
Aegon NV	63,914	393,083
Akzo Nobel NV	9,149	770,006
ASML Holding NV	12,718	2,174,776
ASR Nederland NV	4,168	189,658
EXOR NV	4,855	275,268
Gemalto NV*	3,475	198,285
Heineken Holding NV	4,128	357,808
Heineken NV	8,124	732,709
ING Groep NV	133,422	1,584,301
Koninklijke Ahold Delhaize NV	44,419	1,018,154
Koninklijke DSM NV	7,058	618,813
Koninklijke KPN NV	128,156	339,204
Koninklijke Philips NV	31,906	1,190,093
NN Group NV	13,003	559,856
Randstad NV	4,299	217,002
Royal Dutch Shell PLC, Class A	148,003	4,728,715
Royal Dutch Shell PLC, Class B	129,280	4,237,058
Wolters Kluwer NV	10,423	592,378
Total Netherlands		20,442,635
New Zealand — 0.3%
a2 Milk Co., Ltd.*	23,871	162,425
Auckland International Airport Ltd.	61,993	282,965
Fisher & Paykel Healthcare Corp. Ltd.	30,952	274,879
Fletcher Building Ltd.*	52,606	207,484
Spark New Zealand Ltd.	100,384	258,925
Xero Ltd.*	3,057	86,189
Total New Zealand		1,272,867
Norway — 0.7%
DNB ASA	40,943	743,116
Equinor ASA	35,468	925,423
Marine Harvest ASA	7,847	190,458
Norsk Hydro ASA	50,244	261,593
Orkla ASA	36,843	318,855
Schibsted ASA, Class A	6,769	235,245
Telenor ASA	22,611	416,039
Yara International ASA	6,854	295,772
Total Norway		3,386,501
Portugal — 0.1%
EDP — Energias de Portugal SA	88,241	310,342
Galp Energia SGPS SA	13,011	226,955
Jeronimo Martins SGPS SA	10,681	131,429
Total Portugal		668,726

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Russia — 0.0%(b)
Polymetal International PLC	21,116	$195,396
Singapore — 1.1%
Ascendas Real Estate Investment Trust	155,904	283,707
CapitaLand Commercial Trust	214,688	268,205
CapitaLand Ltd.	101,897	231,049
CapitaLand Mall Trust	170,830	260,291
ComfortDelGro Corp. Ltd.	121,261	197,023
DBS Group Holdings Ltd.	61,334	1,039,064
Genting Singapore Ltd	249,051	158,265
Keppel Corp. Ltd.	60,700	271,765
Oversea-Chinese Banking Corp. Ltd.	108,715	843,154
Singapore Exchange Ltd.	53,735	265,416
Singapore Press Holdings Ltd.	104,852	200,648
Singapore Technologies Engineering Ltd.	78,805	202,020
Singapore Telecommunications Ltd.	221,920	506,403
United Overseas Bank Ltd.	44,378	781,294
Total Singapore		5,508,304
South Africa — 0.2%
Anglo American PLC(a)	34,461	737,633
Investec PLC	14,133	87,403
Mediclinic International PLC	20,862	100,361
Total South Africa		925,397
South Korea — 4.3%
Amorepacific Corp.	1,383	185,686
AMOREPACIFIC Group	1,450	79,018
Celltrion, Inc.*	2,738	522,588
Coway Co., Ltd.	3,075	189,700
DB Insurance Co., Ltd.	3,273	206,223
E-Mart Inc.	1,114	199,915
GS Holdings Corp.	3,894	165,731
Hana Financial Group, Inc.	12,415	417,265
Hankook Tire Co., Ltd.	4,242	154,112
Hotel Shilla Co., Ltd.	1,634	102,237
Hyundai Heavy Industries Co., Ltd.*	1,705	186,277
Hyundai Mobis Co., Ltd.	2,425	404,326
Hyundai Motor Co.	6,202	579,626
Hyundai Steel Co.	4,103	150,323
Industrial Bank of Korea	17,564	228,885
Kakao Corp.	1,935	155,540
Kangwon Land, Inc.	7,672	193,222
KB Financial Group, Inc.	15,470	643,480
Kia Motors Corp.	11,120	277,134
Korea Aerospace Industries Ltd.*	3,270	83,074
Korea Electric Power Corp.	10,151	241,404
Korea Zinc Co., Ltd.	551	183,256
KT&G Corp.	5,009	446,153
LG Chem Ltd.	1,862	566,990
LG Corp.	4,766	277,290
LG Display Co., Ltd.	9,443	136,729
LG Electronics, Inc.	4,252	236,191
LG Household & Health Care Ltd.	424	388,448
Lotte Chemical Corp.	656	151,112
NAVER Corp.	5,120	514,449
NCSoft Corp.	735	277,024
POSCO	2,581	584,352
Samsung Biologics Co., Ltd.‡*	599	203,688

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Samsung C&T Corp.	2,780	$264,692
Samsung Electro-Mechanics Co., Ltd.	2,012	208,342
Samsung Electronics Co., Ltd.	160,499	5,971,794
Samsung Fire & Marine Insurance Co., Ltd.	1,536	375,390
Samsung Life Insurance Co., Ltd.	3,416	275,786
Samsung SDI Co., Ltd.	2,021	417,661
Samsung SDS Co., Ltd.	1,319	222,814
Shinhan Financial Group Co., Ltd.	18,463	689,396
SillaJen, Inc.*	2,118	128,060
SK Holdings Co., Ltd.	1,355	310,941
SK Hynix, Inc.	18,252	1,092,349
SK Innovation Co., Ltd.	2,645	495,553
SK Telecom Co., Ltd.	1,462	343,834
S-Oil Corp.	2,426	263,985
Woori Bank	21,762	300,778
Total South Korea		20,692,823
Spain — 2.8%
Abertis Infraestructuras SA(c)(d)	5,353	111,357
ACS Actividades de Construccion y Servicios SA	10,853	407,153
Aena SME SA‡	2,460	393,428
Amadeus IT Group SA	14,691	1,184,836
Banco Bilbao Vizcaya Argentaria SA	226,997	1,256,416
Banco de Sabadell SA	228,732	301,927
Banco Santander SA	543,204	2,581,926
Bankia SA(a)	53,617	168,826
Bankinter SA	35,016	287,405
CaixaBank SA(a)	129,389	524,990
Enagas SA	10,684	283,753
Endesa SA	11,373	238,137
Ferrovial SA	19,830	397,690
Grifols SA	20,508	585,329
Iberdrola SA	198,003	1,403,516
Industria de Diseno Textil SA(a)	35,401	999,969
Naturgy Energy Group SA	11,031	271,471
Red Electrica Corp. SA	16,950	351,455
Repsol SA	40,881	733,017
Telefonica SA	149,913	1,229,438
Total Spain		13,712,039
Sweden — 2.4%
Alfa Laval AB	13,533	346,036
Assa Abloy AB, B Shares	30,994	618,883
Atlas Copco AB, A Shares	20,920	518,668
Atlas Copco AB, B Shares	12,511	287,119
Boliden AB	10,220	233,871
Electrolux AB	9,803	204,003
Elekta AB, B Shares	11,867	150,679
Epiroc AB, A Shares*	20,650	181,563
Epiroc AB, B Shares*	12,344	101,875
Essity AB, B Shares	21,274	486,246
Hennes & Mauritz AB, B Shares(a)	30,590	541,334
Hexagon AB, B Shares	8,957	439,633
Industrivarden AB, A Shares	17,918	383,074
Investor AB, B Shares	16,988	737,348
Kinnevik AB, B Shares	10,439	289,994
Lundin Petroleum AB	9,199	281,213
Sandvik AB	37,780	598,961

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Securitas AB, B Shares	12,861	$220,853
Skandinaviska Enskilda Banken AB, A Shares	50,251	521,000
Skanska AB, B Shares	13,186	207,823
SKF AB, B Shares	14,944	240,355
Svenska Cellulosa AB SCA, B Shares	20,479	194,086
Svenska Handelsbanken AB, A Shares	48,182	524,748
Swedbank AB, A Shares	33,247	749,719
Swedish Match AB	7,819	398,919
Tele2 AB, B Shares	11,727	133,441
Telefonaktiebolaget LM Ericsson, B Shares	100,519	877,425
Telia Co. AB	84,480	381,374
Trelleborg AB, B Shares	12,286	222,204
Volvo AB, B Shares	51,853	776,119
Total Sweden		11,848,566
Switzerland — 8.3%
ABB Ltd.	61,931	1,249,825
Adecco Group AG	5,650	277,136
Baloise Holding AG	2,017	289,145
Chocoladefabriken Lindt & Spruengli AG	46	317,825
Cie Financiere Richemont SA	18,077	1,324,461
Clariant AG*	10,923	235,747
Coca-Cola HBC AG*	8,362	246,813
Credit Suisse Group AG*	81,339	1,068,994
Dufry AG*(a)	1,411	159,279
EMS-Chemie Holding AG	392	216,284
Geberit AG	1,486	582,493
Givaudan SA	361	877,109
Glencore PLC*	390,501	1,590,942
Julius Baer Group Ltd.*	8,116	371,469
Kuehne + Nagel International AG	1,474	205,296
LafargeHolcim Ltd.*	14,802	686,463
Logitech International SA	3,322	123,085
Lonza Group AG*	2,586	814,183
Nestle SA	98,638	8,346,820
Novartis AG	71,636	6,284,085
Partners Group Holding AG	759	541,388
PSP Swiss Property AG	2,273	219,753
Roche Holding AG	23,860	5,813,785
Schindler Holding AG — Participating Certificate	2,258	476,786
SGS SA	227	539,799
Sika AG	5,604	719,790
Sonova Holding AG	2,157	352,853
STMicroelectronics NV	21,658	329,321
Swatch Group AG (The)	1,173	397,414
Swiss Life Holding AG*	1,274	481,534
Swiss Prime Site AG*	3,472	282,344
Swiss Re AG	10,911	986,643
Swisscom AG	895	410,531
Temenos AG*	1,329	182,987
UBS Group AG*	116,399	1,630,442
Vifor Pharma AG	1,995	288,669
Zurich Insurance Group AG	4,854	1,511,356
Total Switzerland		40,432,849

	Shares	Value
Common Stocks (continued)
United Arab Emirates — 0.1%
NMC Health PLC	4,920	$222,040
United Kingdom — 13.7%
3i Group PLC	38,428	431,208
Admiral Group PLC	10,704	275,319
Ashtead Group PLC	19,097	472,285
Associated British Foods PLC	12,504	381,211
AstraZeneca PLC	43,191	3,305,718
Auto Trader Group PLC‡	29,926	156,623
Aviva PLC	137,155	750,945
BAE Systems PLC	106,048	712,474
Barclays PLC	577,273	1,272,378
Barratt Developments PLC	37,760	247,994
Berkeley Group Holdings PLC	4,878	218,212
BP PLC	652,421	4,729,187
British American Tobacco PLC	76,625	3,322,493
British Land Co. PLC (The)	36,777	278,191
BT Group PLC	287,147	882,583
Bunzl PLC	13,004	383,992
Burberry Group PLC	16,700	386,439
Capita PLC*	70,486	115,867
Centrica PLC	189,209	355,873
CNH Industrial NV	33,616	349,882
Compass Group PLC	52,530	1,033,651
Croda International PLC	6,068	373,713
DCC PLC	3,753	322,011
Diageo PLC	83,792	2,899,861
Direct Line Insurance Group PLC	57,993	244,161
DS Smith PLC	57,447	288,400
Experian PLC	33,632	774,593
Fiat Chrysler Automobiles NV*	35,810	545,727
G4S PLC	63,964	175,719
GlaxoSmithKline PLC	164,836	3,182,876
GVC Holdings PLC	16,682	199,725
Hammerson PLC	36,804	206,210
Hargreaves Lansdown PLC	11,284	269,331
HSBC Holdings PLC	671,119	5,530,159
IMI PLC	13,227	168,078
Imperial Brands PLC	32,439	1,099,640
Informa PLC	59,687	544,227
InterContinental Hotels Group PLC	7,226	379,477
International Consolidated Airlines Group SA	35,447	273,294
Intertek Group PLC	7,207	431,706
ITV PLC	133,643	254,350
J Sainsbury PLC	65,859	261,879
Johnson Matthey PLC	7,584	288,097
Just Eat PLC*	21,652	168,098
Kingfisher PLC	84,143	273,837
Land Securities Group PLC	26,770	291,840
Legal & General Group PLC	205,005	658,792
Lloyds Banking Group PLC	2,430,362	1,776,906
London Stock Exchange Group PLC	10,572	582,886
Marks & Spencer Group PLC	61,689	233,316
Meggitt PLC	35,536	240,562
Melrose Industries PLC	187,785	404,662
Micro Focus International PLC	16,414	255,556
Mondi PLC	16,215	382,157
National Grid PLC	112,250	1,189,300
NEX Group PLC	11,968	173,718
Next PLC	5,186	344,838

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Ocado Group PLC*	16,160	$176,585
Pearson PLC	30,031	344,812
Persimmon PLC	11,820	346,463
Prudential PLC	86,908	1,743,988
Quilter PLC‡	62,696	92,783
Reckitt Benckiser Group PLC	21,642	1,751,268
RELX PLC	67,911	1,344,985
Rentokil Initial PLC	55,195	223,001
Rolls-Royce Holdings PLC*	56,963	610,661
Rolls-Royce Holdings PLC*(c)(d)	2,577,012	3,293
Royal Bank of Scotland Group PLC	156,059	471,392
Royal Mail PLC	37,410	171,604
RSA Insurance Group PLC	44,095	317,996
Sage Group PLC (The)	42,586	296,231
Schroders PLC	4,644	159,028
Severn Trent PLC	8,770	208,765
Smith & Nephew PLC	32,684	531,839
Smiths Group PLC	17,722	316,454
SSE PLC	34,092	497,249
St James’s Place PLC	21,329	276,210
Standard Chartered PLC	95,537	670,788
Standard Life Aberdeen PLC	87,003	300,710
Subsea 7 SA	8,636	109,376
Tate & Lyle PLC	24,912	214,288
Taylor Wimpey PLC	119,641	246,887
TechnipFMC PLC	17,586	469,452
Tesco PLC	344,607	939,206
Unilever NV(a)	50,761	2,733,387
Unilever PLC	38,630	2,046,690
United Utilities Group PLC	25,062	232,679
Vodafone Group PLC	915,659	1,729,469
Weir Group PLC (The)	10,055	203,766
Whitbread PLC	6,390	359,252
Wm Morrison Supermarkets PLC(a)	92,933	294,607
WPP PLC	42,598	483,661
Total United Kingdom		66,671,052
United States — 0.7%
Carnival PLC	5,537	301,603
Ferguson PLC	8,075	545,091
OneMarket Ltd*	3,523	2,047
QIAGEN NV*	8,205	298,144
Samsonite International SA‡*	56,331	161,677
Shire PLC	30,543	1,826,626
Total United States		3,135,188
Total Common Stocks
(Cost $524,029,556)		480,046,142
Preferred Stocks — 0.7%
Germany — 0.5%
FUCHS PETROLUB SE, 2.22%	5,319	246,733
Henkel AG & Co. KGaA, 1.83%	6,539	715,562
Porsche Automobil Holding SE, 3.11%	6,182	394,214
Sartorius AG, 0.40%	1,065	154,457
Volkswagen AG, 2.70%	6,189	1,043,171
Total Germany		2,554,137

	Shares	Value
Preferred Stocks (continued)
South Korea — 0.2%
Samsung Electronics Co., Ltd., 4.00%	23,206	$728,019
Total Preferred Stocks (Cost $3,570,952)		3,282,156
Rights — 0.0%(b)
Spain — 0.0%(b)
Banco Santander SA, expires 11/6/18*(a) (Cost $21,654)	538,471	20,927
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(e) (Cost $1,712,965)	1,712,965	1,712,965
Investment of Cash Collateral For Securities Loaned — 1.6%
Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(e) (Cost $7,530,477)	7,530,477	7,530,477
Total Investments — 101.6% (Cost $536,865,604)		492,592,667
Other Assets and Liabilities, Net — (1.6)%		(7,422,892)
Net Assets — 100.0%		$485,169,775

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,136,716; total market value of collateral held by the Fund was $9,131,816. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,601,339.
(b)	Less than 0.05%.
(c)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At October 31, 2018, the values of these securities were $114,650.
(d)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(e)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Bank Polska Kasa Opieki SA	Morgan Stanley	4.70	9/23/2020	Monthly	$309,436	$—
CD Projekt SA	Morgan Stanley	4.70	9/23/2020	Monthly	111,745	—
mBank SA	Morgan Stanley	4.70	9/23/2020	Monthly	179,260	—
Polski Koncern Naftowy ORLEN SA	Morgan Stanley	4.70	9/23/2020	Monthly	293,561	—
Powszechna Kasa Oszczednosci Bank Polski SA	Morgan Stanley	4.70	9/23/2020	Monthly	386,359	—
Powszechny Zaklad Ubezpieczen SA	Morgan Stanley	4.70	9/23/2020	Monthly	250,021	—
						$—

As of October 31, 2018, there were no securities segregated as collateral for swap contracts with counterparty Morgan Stanley. The Fund either receives from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)	Reflects the value at reset date of October 31, 2018.

Forward Foreign Currency Contracts Outstanding as of October 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2018	Unrealized Appreciation
Swiss Franc	11/02/18	Morgan Stanley	19,232,860	$19,119,102	$19,120,052	$950
South Korean Won	11/05/18	Morgan Stanley	13,540,196,533	11,871,117	11,883,621	12,504
Unrealized Appreciation				$30,990,219	$31,003,673	$13,454

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2018	Unrealized Appreciation
Australian Dollar	11/02/18	Morgan Stanley	(23,959,550)	$(17,338,237)	$(16,981,328)	$356,909
Swiss Franc	11/02/18	Morgan Stanley	(19,543,304)	(20,060,644)	(19,428,675)	631,969
Danish Krone	11/02/18	Morgan Stanley	(26,599,889)	(4,153,796)	(4,039,651)	114,145
Euro	11/02/18	Morgan Stanley	(66,874,185)	(77,854,800)	(75,771,760)	2,083,040
British Pound	11/02/18	Morgan Stanley	(34,426,583)	(44,947,512)	(43,988,550)	958,962
Hong Kong Dollar	11/02/18	Morgan Stanley	(67,775,779)	(8,664,352)	(8,645,531)	18,821
Israeli Shekel	11/02/18	Morgan Stanley	(5,137,961)	(1,415,696)	(1,380,356)	35,340
South Korean Won	11/05/18	Morgan Stanley	(13,760,430,150)	(12,397,901)	(12,076,910)	320,991
Norwegian Krone	11/02/18	Morgan Stanley	(15,685,287)	(1,928,262)	(1,866,196)	62,066
New Zealand Dollar	11/02/18	Morgan Stanley	(974,950)	(646,372)	(636,642)	9,730
Polish Zloty	11/02/18	Morgan Stanley	(3,144,075)	(853,356)	(820,790)	32,566
Swedish Krona	11/02/18	Morgan Stanley	(63,084,392)	(7,110,232)	(6,902,239)	207,993
Singapore Dollar	11/02/18	Morgan Stanley	(4,116,398)	(3,014,677)	(2,972,558)	42,119
Unrealized Appreciation				$(200,385,837)	$(195,511,186)	$4,874,651
				Total Unrealized Appreciation		$4,888,105

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2018	Unrealized (Depreciation)
Australian Dollar	11/02/18	Morgan Stanley	23,959,550	$16,983,947	$16,981,328	$(2,619)
Swiss Franc	11/02/18	Morgan Stanley	310,444	311,839	308,623	(3,216)
Danish Krone	11/02/18	Morgan Stanley	26,599,889	4,041,002	4,039,651	(1,351)
Euro	11/02/18	Morgan Stanley	66,874,185	75,795,217	75,771,760	(23,457)
British Pound	11/02/18	Morgan Stanley	34,426,583	44,005,803	43,988,550	(17,253)
Hong Kong Dollar	11/02/18	Morgan Stanley	67,775,779	8,645,995	8,645,531	(464)
Israeli Shekel	11/02/18	Morgan Stanley	5,137,961	1,380,902	1,380,356	(546)
Japanese Yen	11/02/18	Morgan Stanley	7,444,112,132	65,969,211	65,961,740	(7,471)
South Korean Won	11/05/18	Morgan Stanley	220,233,617	194,940	193,289	(1,651)
Norwegian Krone	11/02/18	Morgan Stanley	15,685,287	1,867,059	1,866,196	(863)
New Zealand Dollar	11/02/18	Morgan Stanley	974,950	636,775	636,642	(133)
Polish Zloty	11/02/18	Morgan Stanley	3,144,075	820,908	820,789	(119)
Swedish Krona	11/02/18	Morgan Stanley	63,084,392	6,904,683	6,902,239	(2,444)
Singapore Dollar	11/02/18	Morgan Stanley	4,116,398	2,973,136	2,972,558	(578)
Unrealized Depreciation				$230,531,417	$230,469,252	$(62,165)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2018	Unrealized (Depreciation)
Australian Dollar	12/05/18	Morgan Stanley	(22,616,577)	$(16,034,339)	$(16,035,834)	$(1,495)
Swiss Franc	12/05/18	Morgan Stanley	(19,253,934)	(19,192,709)	(19,205,290)	(12,581)
Danish Krone	12/05/18	Morgan Stanley	(24,687,611)	(3,759,131)	(3,761,071)	(1,940)
Euro	12/05/18	Morgan Stanley	(61,862,837)	(70,265,418)	(70,301,910)	(36,492)
British Pound	12/05/18	Morgan Stanley	(32,314,531)	(41,344,536)	(41,358,503)	(13,967)
Hong Kong Dollar	12/05/18	Morgan Stanley	(59,841,891)	(7,641,809)	(7,642,578)	(769)
Israeli Shekel	12/05/18	Morgan Stanley	(4,673,065)	(1,258,314)	(1,259,006)	(692)
Japanese Yen	11/02/18	Morgan Stanley	(7,444,112,132)	(65,669,815)	(65,961,740)	(291,925)
Japanese Yen	12/05/18	Morgan Stanley	(6,755,214,700)	(59,990,704)	(60,023,629)	(32,925)
South Korean Won	12/05/18	Morgan Stanley	(12,205,060,400)	(10,709,011)	(10,720,925)	(11,914)
Norwegian Krone	12/05/18	Morgan Stanley	(14,691,338)	(1,750,309)	(1,750,636)	(327)
New Zealand Dollar	12/05/18	Morgan Stanley	(908,635)	(593,503)	(593,561)	(58)
Polish Zloty	12/05/18	Morgan Stanley	(2,919,953)	(762,785)	(762,910)	(125)
Swedish Krona	12/05/18	Morgan Stanley	(58,262,432)	(6,391,651)	(6,394,528)	(2,877)
Singapore Dollar	12/05/18	Morgan Stanley	(3,813,949)	(2,755,676)	(2,756,285)	(609)
Unrealized Depreciation				$(308,119,710)	$(308,528,406)	$(408,696)

				Total Unrealized Depreciation		$(470,861
Net Unrealized Appreciation (Depreciation)						$4,417,244

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

Cash posted has been segregated as collateral for forward foreign currency contracts in the amount of $20,000 at October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks
Australia	$34,745,082	$—	$—		$34,745,082
Austria	1,267,505	—	—		1,267,505
Belgium	4,482,343	—	—		4,482,343
China	1,203,974	—	—		1,203,974
Denmark	7,496,708	—	—		7,496,708
Finland	5,853,892	—	—		5,853,892
France	46,750,695	—	—		46,750,695
Germany	37,872,263	—	—		37,872,263
Hong Kong	14,365,122	—	—		14,365,122
Ireland	2,640,258	—	—		2,640,258
Israel	2,510,916	—	—		2,510,916
Italy	9,652,338	—	—		9,652,338
Japan	119,714,939	—	—		119,714,939
Jersey	281,479	—	—		281,479
Jordan	125,442	—	—		125,442
Luxembourg	1,461,973	—	—		1,461,973
Macau	506,830	—	—		506,830
Netherlands	20,442,635	—	—		20,442,635
New Zealand	1,272,867	—	—		1,272,867
Norway	3,386,501	—	—		3,386,501
Portugal	668,726	—	—		668,726
Russia	195,396	—	—		195,396
Singapore	5,508,304	—	—		5,508,304
South Africa	925,397	—	—		925,397
South Korea	20,692,823	—	—		20,692,823
Spain	13,600,682	—	111,357	(h)	13,712,039
Sweden	11,848,566	—	—		11,848,566
Switzerland	40,432,849	—	—		40,432,849
United Arab Emirates	222,040	—	—		222,040
United Kingdom	66,667,759	—	3,293	(h)	66,671,052
United States	3,135,188	—	—		3,135,188
Total Common Stocks	479,931,492	—	114,650		480,046,142
Preferred Stocks	3,282,156	—	—		3,282,156
Rights	20,927	—	—		20,927
Short-Term Investment:
Money Market Fund	1,712,965	—	—		1,712,965
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	7,530,477	—	—		7,530,477
Total Investments in Securities	492,478,017	—	114,650		492,592,667
Other Financial Instruments:(i)
Swap Contracts	—	—	—		—
Forward Foreign Currency Contracts	—	4,888,105	—		4,888,105
Total Investments in Securities and Other Financial Instruments	$492,478,017	$4,888,105	$114,650		$497,480,772

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2018 (unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	470,861	—	470,861
Total Other Financial Instruments	$—	$470,861	$—	$470,861

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 securities, valued in total at $114,650, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund transferred common stock valued at $615,985 from Level 1 to Level 3 as a result of halted trade.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2018
Common Stocks
Rolls-Royce Holdings PLC, Class C	$5,687		$—	$(272)	$66	$—	$(5,481)	$—	$—	$—
Abertis Infraestructuras SA(j)	—		—	4,261	(22,723)	9,931	(496,097)	615,985	—	111,357
Rolls-Royce Holdings PLC(j)	—		—	—	(9)	3,302	—	—	—	3,293
Rights
Fletcher Building Ltd.	—	(k)	—	11,756	—	—	(11,756)	—	—	—
Total	$5,687		$—	$15,745	$(22,666)	$13,233	$(513,334)	$615,985	$—	$114,650

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Includes a Level 3 security valued at $—.

Information about Level 3 fair value measurements as of October 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stocks	$114,650	Issuer Specific Facts	Company Information

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 98.5%
Australia — 1.1%
BHP Billiton PLC	2,449	$48,891
Rio Tinto PLC	1,357	65,949
Total Australia		114,840
Austria — 0.4%
ams AG*	89	3,467
ANDRITZ AG	82	4,252
Erste Group Bank AG*	338	13,787
OMV AG	167	9,296
Raiffeisen Bank International AG	152	4,151
Telekom Austria AG*	163	1,211
Verbund AG	37	1,492
Vienna Insurance Group AG Wiener Versicherung Gruppe	46	1,225
voestalpine AG	131	4,659
Total Austria		43,540
Belgium — 1.6%
Ackermans & van Haaren NV	26	4,098
Ageas	221	11,070
Anheuser-Busch InBev SA/NV	894	65,983
bpost SA	119	1,808
Colruyt SA	61	3,547
Groupe Bruxelles Lambert SA	86	8,008
KBC Group NV	325	22,426
Proximus SADP	165	4,216
Sofina SA	18	3,447
Solvay SA	82	9,352
Telenet Group Holding NV	57	2,769
UCB SA	142	11,935
Umicore SA	242	11,404
Total Belgium		160,063
Chile — 0.0%(a)
Antofagasta PLC	408	4,091
Denmark — 2.6%
Ambu A/S, Class B	177	3,691
AP Moller — Maersk A/S, Class A	5	5,953
AP Moller — Maersk A/S, Class B	8	10,162
Carlsberg A/S, Class B	124	13,683
Chr Hansen Holding A/S(b)	115	11,628
Coloplast A/S, Class B	156	14,570
Danske Bank A/S	792	15,197
DSV A/S	213	17,131
Genmab A/S*	65	8,908
GN Store Nord A/S	159	6,754
H Lundbeck A/S	68	3,177
ISS A/S	218	7,171
Jyske Bank A/S	79	3,231
Novo Nordisk A/S, Class B	2,001	86,577
Novozymes A/S, Class B	242	11,963
Orsted A/S‡	176	11,186
Pandora A/S	123	7,698
Rockwool International A/S, Class B	7	2,394
Tryg A/S	139	3,361
Vestas Wind Systems A/S	227	14,241
William Demant Holding A/S*	126	4,148
Total Denmark		262,824

	Shares	Value
Common Stocks (continued)
Finland — 2.1%
Elisa OYJ	169	$6,731
Fortum OYJ	508	10,703
Huhtamaki OYJ	110	3,090
Kesko OYJ, Class B	80	4,679
Kone OYJ, Class B	459	22,374
Metso OYJ	125	3,953
Neste OYJ	163	13,438
Nokia OYJ	6,586	37,311
Nokian Renkaat OYJ	158	5,027
Nordea Bank Abp	3,741	32,577
Orion OYJ, Class B	120	4,133
Sampo OYJ, Class A	577	26,582
Stora Enso OYJ, Class R	660	9,950
UPM-Kymmene OYJ	628	20,215
Wartsila OYJ Abp	536	9,143
Total Finland		209,906
France — 16.4%
Accor SA	238	10,900
Aeroports de Paris	33	6,913
Air France-KLM*	254	2,463
Air Liquide SA	495	60,012
Airbus SE	647	71,629
ALD SA‡	96	1,432
Alstom SA	181	7,926
Amundi SA‡	67	3,992
Arkema SA	85	8,936
Atos SE	109	9,359
AXA SA	2,264	56,794
BioMerieux	49	3,742
BNP Paribas SA	1,273	66,537
Bollore SA	1,132	4,799
Bouygues SA	240	8,767
Bureau Veritas SA	300	6,781
Capgemini SE	184	22,516
Carrefour SA	657	12,767
Casino Guichard Perrachon SA	67	2,961
Cie de Saint-Gobain	581	21,882
Cie Generale des Etablissements Michelin	207	21,282
Cie Plastic Omnium SA	66	1,840
CNP Assurances	187	4,174
Covivio	42	4,223
Credit Agricole SA	1,341	17,212
Danone SA	704	49,918
Dassault Aviation SA	3	4,980
Dassault Systemes SE	155	19,468
Edenred	280	10,637
Eiffage SA	87	8,519
Electricite de France SA	586	9,747
Elis SA	223	4,505
Engie SA	1,931	25,763
EssilorLuxottica SA	241	32,973
Eurazeo SE	56	4,096
Eutelsat Communications SA	196	3,977
Faurecia	86	4,181
Gecina SA	62	9,111
Getlink	532	6,700
Hermes International	36	20,599
ICADE	38	3,225
Iliad SA	28	3,244
Imerys SA	43	2,655

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Ingenico Group SA	72	$5,110
Ipsen SA	40	5,556
JCDecaux SA	83	2,733
Kering	87	38,799
Klepierre SA	235	7,988
Lagardere SCA	136	3,728
Legrand SA	314	20,543
L’Oreal SA	284	64,003
LVMH Moet Hennessy Louis Vuitton SE	292	88,933
Natixis SA	984	5,760
Orange SA	2,259	35,373
Orpea	53	6,537
Pernod Ricard SA	249	38,031
Peugeot SA	640	15,250
Publicis Groupe SA	247	14,340
Remy Cointreau SA	29	3,447
Renault SA	217	16,245
Rexel SA	357	4,559
Rubis SCA	100	5,178
Safran SA	390	50,397
Sanofi	1,277	114,074
Sartorius Stedim Biotech	28	3,477
Schneider Electric SE	602	43,627
SCOR SE	185	8,567
SEB SA	32	4,594
Societe BIC SA	29	2,780
Societe Generale SA	851	31,318
Sodexo SA	104	10,619
Suez	431	6,243
Teleperformance	67	11,053
Thales SA	118	15,108
TOTAL SA	2,960	174,265
Ubisoft Entertainment SA*	100	9,008
Unibail-Rodamco-Westfield	158	28,694
Valeo SA	280	9,058
Veolia Environnement SA	586	11,699
Vinci SA	547	48,888
Vivendi SA	1,130	27,323
Wendel SA	33	4,285
Worldline SA‡*	47	2,476
Total France		1,663,803
Germany — 13.4%
1&1 Drillisch AG(b)	55	2,458
adidas AG	233	54,912
Allianz SE	503	105,117
Aroundtown SA	751	6,237
Axel Springer SE	51	3,392
BASF SE	1,078	83,094
Bayer AG	1,099	84,401
Bayerische Motoren Werke AG	378	32,649
Beiersdorf AG	117	12,117
Brenntag AG	182	9,521
Carl Zeiss Meditec AG	43	3,530
CECONOMY AG	193	988
Commerzbank AG*	1,226	11,584
Continental AG	127	21,002
Covestro AG‡	214	13,850
Daimler AG	1,013	60,098
Delivery Hero SE‡*	127	5,128
Deutsche Bank AG	2,241	21,966

	Shares	Value
Common Stocks (continued)
Germany (continued)
Deutsche Boerse AG	220	$27,881
Deutsche Lufthansa AG	278	5,594
Deutsche Post AG	1,144	36,229
Deutsche Telekom AG	3,804	62,475
Deutsche Wohnen SE	418	19,153
DWS Group GmbH & Co. KGaA‡*	40	1,118
E.ON SE	2,555	24,769
Evonik Industries AG	193	5,992
Fielmann AG	29	1,802
Fraport AG Frankfurt Airport Services Worldwide	42	3,250
Fresenius Medical Care AG & Co. KGaA	250	19,636
Fresenius SE & Co. KGaA	478	30,481
FUCHS PETROLUB SE	40	1,736
GEA Group AG	196	5,965
GRENKE AG	30	2,882
Hannover Rueck SE	71	9,581
Hapag-Lloyd AG‡	31	1,148
HeidelbergCement AG	175	11,897
Hella GmbH & Co. KGaA	51	2,392
Henkel AG & Co. KGaA	119	11,677
HOCHTIEF AG	21	3,117
HUGO BOSS AG	76	5,441
Infineon Technologies AG	1,333	26,748
Innogy SE‡	151	6,673
K+S AG(b)	222	4,143
KION Group AG	83	4,862
LANXESS AG	108	6,701
LEG Immobilien AG	74	8,105
MAN SE	42	4,378
Merck KGaA	152	16,296
METRO AG	200	3,014
MTU Aero Engines AG	61	12,980
Muenchener Rueckversicherungs-Gesellschaft AG	176	37,879
OSRAM Licht AG	113	4,586
ProSiebenSat.1 Media SE	270	6,247
Puma SE	10	5,144
Rational AG	4	2,320
Rheinmetall AG	51	4,423
Rocket Internet SE‡*	75	2,169
RWE AG	629	12,272
SAP SE	1,141	122,377
Scout24 AG‡	127	5,275
Siemens AG	904	104,189
Siemens Healthineers AG‡*	154	6,385
STADA Arzneimittel AG	27	2,499
Suedzucker AG	92	1,423
Symrise AG	143	12,016
Talanx AG	45	1,612
Telefonica Deutschland Holding AG	767	2,985
thyssenkrupp AG(b)	548	11,533
TUI AG	512	8,498
Uniper SE	230	6,648
United Internet AG	134	5,554
Volkswagen AG	38	6,278
Vonovia SE	611	27,982
Wacker Chemie AG	17	1,523
Wirecard AG	135	25,300
Zalando SE‡*	160	6,200
Total Germany		1,353,477

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Ireland — 0.9%
AIB Group PLC	924	$4,472
Bank of Ireland Group PLC	1,081	7,674
CRH PLC	980	29,414
Glanbia PLC	6	106
Glanbia PLC	226	4,000
Kerry Group PLC, Class A	172	17,637
Kingspan Group PLC	176	7,658
Paddy Power Betfair PLC	95	8,157
Smurfit Kappa Group PLC	280	9,180
Total Ireland		88,298
Italy — 3.4%
A2A SpA	1,774	2,863
Assicurazioni Generali SpA	1,527	24,707
Atlantia SpA	626	12,597
Banca Mediolanum SpA	278	1,614
Banco BPM SpA*	1,742	3,278
Buzzi Unicem SpA	85	1,635
Buzzi Unicem SpA-RSP	48	540
Davide Campari-Milano SpA	656	5,051
DiaSorin SpA	16	1,519
Enel SpA	9,159	44,977
Eni SpA	2,947	52,444
Ferrari NV	148	17,356
FinecoBank Banca Fineco SpA	463	4,850
Intesa Sanpaolo SpA	17,788	39,362
Italgas SpA	562	2,905
Leonardo SpA	456	4,955
Luxottica Group SpA	183	11,512
Mediaset SpA*	357	1,076
Mediobanca Banca di Credito Finanziario SpA	702	6,166
Moncler SpA	202	7,027
Parmalat SpA	226	697
Pirelli & C SpA‡*	498	3,664
Poste Italiane SpA‡	544	3,914
Prysmian SpA	308	5,988
Recordati SpA	110	3,729
Saipem SpA*	646	3,539
Salvatore Ferragamo SpA	57	1,350
Snam SpA	2,704	11,195
Telecom Italia SpA*	12,676	7,457
Telecom Italia SpA-RSP	6,930	3,508
Terna Rete Elettrica Nazionale SpA	1,662	8,597
UniCredit SpA	2,623	33,631
Unione di Banche Italiane SpA	1,167	3,570
UnipolSai Assicurazioni SpA(b)	906	1,982
Total Italy		339,255
Jersey — 0.1%
Randgold Resources Ltd.	110	8,644
Jordan — 0.0%(a)
Hikma Pharmaceuticals PLC	161	3,912
Kazakhstan — 0.0%(a)
KAZ Minerals PLC	277	1,836
Luxembourg — 0.4%
ArcelorMittal	712	17,781
Eurofins Scientific SE	13	6,575
RTL Group SA	44	2,827
SES SA	413	8,879

	Shares	Value
Common Stocks (continued)
Luxembourg (continued)
Tenaris SA	551	$8,200
Total Luxembourg		44,262
Mexico — 0.0%(a)
Fresnillo PLC	219	2,375
Netherlands — 7.1%
Aalberts Industries NV	113	4,155
ABN AMRO Group NV‡	488	11,998
Aegon NV	2,064	12,694
Akzo Nobel NV	298	25,081
ALTICE EUROPE NV*(b)	659	1,573
ALTICE EUROPE NV, Class B*	67	160
ASML Holding NV	478	81,738
ASR Nederland NV	164	7,462
Boskalis Westminster NV	91	2,625
EXOR NV	126	7,144
Gemalto NV*	97	5,535
GrandVision NV‡	58	1,468
Heineken Holding NV	124	10,748
Heineken NV	278	25,073
ING Groep NV	4,587	54,468
Koninklijke Ahold Delhaize NV	1,391	31,884
Koninklijke DSM NV	206	18,061
Koninklijke KPN NV	3,896	10,312
Koninklijke Philips NV	1,092	40,732
Koninklijke Vopak NV	76	3,444
NN Group NV	391	16,835
OCI NV*	110	3,133
Randstad NV	129	6,512
Royal Dutch Shell PLC, Class A	5,419	173,138
Royal Dutch Shell PLC, Class B	4,416	144,731
Signify NV‡	127	3,137
Wolters Kluwer NV	326	18,528
Total Netherlands		722,369
Norway — 1.2%
Aker ASA, Class A	28	2,135
Aker BP ASA	127	4,201
DNB ASA	1,248	22,651
Equinor ASA	1,160	30,266
Gjensidige Forsikring ASA	191	2,968
Marine Harvest ASA	476	11,553
Norsk Hydro ASA	1,572	8,185
Orkla ASA	916	7,927
Schibsted ASA, Class A	94	3,267
Schibsted ASA, Class B	115	3,653
Telenor ASA	785	14,444
Yara International ASA	206	8,890
Total Norway		120,140
Portugal — 0.2%
EDP — Energias de Portugal SA	2,669	9,387
Galp Energia SGPS SA	606	10,571
Jeronimo Martins SGPS SA	280	3,445
Total Portugal		23,403
Russia — 0.1%
Evraz PLC	597	4,142
Polymetal International PLC	266	2,462
Total Russia		6,604

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
South Africa — 0.3%
Anglo American PLC(b)	1,163	$24,894
Investec PLC	756	4,675
Mediclinic International PLC	465	2,237
Total South Africa		31,806
Spain — 4.7%
Acciona SA	25	2,113
Acerinox SA	202	2,259
ACS Actividades de Construccion y Servicios SA	289	10,842
Aena SME SA‡	75	11,995
Amadeus IT Group SA	486	39,196
Banco Bilbao Vizcaya Argentaria SA	7,841	43,400
Banco de Sabadell SA	6,615	8,732
Banco Santander SA	18,939	90,020
Bankia SA	1,398	4,402
Bankinter SA	807	6,624
CaixaBank SA	4,229	17,159
Cellnex Telecom SA‡	191	4,763
Corp. Financiera Alba SA	24	1,154
EDP Renovaveis SA	181	1,628
Enagas SA	267	7,091
Endesa SA	373	7,810
Ferrovial SA	562	11,271
Fomento de Construcciones y Contratas SA*	82	1,093
Grifols SA	390	11,131
Grupo Catalana Occidente SA	53	2,192
Iberdrola SA	7,056	50,015
Industria de Diseno Textil SA(b)	1,237	34,941
Inmobiliaria Colonial Socimi SA	348	3,499
Mapfre SA	1,135	3,400
Mediaset Espana Comunicacion SA	210	1,431
Merlin Properties Socimi SA	386	4,846
Naturgy Energy Group SA	364	8,958
Red Electrica Corp. SA	508	10,533
Repsol SA	1,425	25,551
Siemens Gamesa Renewable Energy SA*	257	2,851
Telefonica SA	5,346	43,843
Zardoya Otis SA	211	1,446
Total Spain		476,189
Sweden — 4.1%
Alfa Laval AB	369	9,435
Assa Abloy AB, B Shares	1,080	21,565
Atlas Copco AB, A Shares	740	18,347
Atlas Copco AB, B Shares	445	10,212
Boliden AB	322	7,369
Electrolux AB	279	5,806
Elekta AB, B Shares	422	5,358
Epiroc AB, A Shares*	780	6,858
Epiroc AB, B Shares*	445	3,673
Essity AB, B Shares	715	16,342
Fastighets AB Balder, B Shares*	111	2,791
Hennes & Mauritz AB, B Shares	1,032	18,263
Hexagon AB, B Shares	294	14,430
Husqvarna AB, B Shares	473	3,577
ICA Gruppen AB	89	3,154
Industrivarden AB, A Shares	245	5,238
Industrivarden AB, C Shares	197	4,100

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Investment AB Latour, B Shares	143	$1,734
Investor AB, A Shares	156	6,814
Investor AB, B Shares	534	23,178
Kinnevik AB, B Shares	282	7,834
L E Lundbergforetagen AB, B Shares	88	2,719
Lundin Petroleum AB	201	6,145
Nibe Industrier AB, B Shares	344	3,597
Saab AB, B Shares	85	3,335
Sandvik AB	1,268	20,103
Securitas AB, B Shares	364	6,251
Skandinaviska Enskilda Banken AB, A Shares	1,691	17,532
Skandinaviska Enskilda Banken AB, C Shares	24	247
Skanska AB, B Shares	418	6,588
SKF AB, B Shares	448	7,205
Svenska Cellulosa AB SCA, B Shares	699	6,625
Svenska Handelsbanken AB, A Shares	1,717	18,700
Svenska Handelsbanken AB, B Shares	42	466
Swedbank AB, A Shares	1,178	26,564
Swedish Match AB	204	10,408
Swedish Orphan Biovitrum AB*	190	3,883
Tele2 AB, B Shares	411	4,677
Telefonaktiebolaget LM Ericsson, A Shares	43	382
Telefonaktiebolaget LM Ericsson, B Shares	3,496	30,516
Telia Co. AB	3,201	14,450
Trelleborg AB, B Shares	281	5,082
Volvo AB, B Shares	1,760	26,343
Total Sweden		417,896
Switzerland — 14.0%
ABB Ltd.	2,099	42,360
Adecco Group AG	181	8,878
Baloise Holding AG	56	8,028
Banque Cantonale Vaudoise	3	2,246
Barry Callebaut AG	2	3,915
Chocoladefabriken Lindt & Spruengli AG	1	6,909
Cie Financiere Richemont SA	600	43,961
Clariant AG*	232	5,007
Coca-Cola HBC AG*	232	6,848
Credit Suisse Group AG*	2,992	39,322
DKSH Holding AG	31	2,094
Dufry AG*	36	4,064
EMS-Chemie Holding AG	8	4,414
Flughafen Zurich AG	22	4,357
Geberit AG	43	16,855
Georg Fischer AG	5	4,660
Givaudan SA	11	26,726
Glencore PLC*	13,795	56,202
Helvetia Holding AG	8	4,907
Julius Baer Group Ltd.*	255	11,671
Kuehne + Nagel International AG	59	8,217
LafargeHolcim Ltd.*	558	25,878
Logitech International SA	170	6,299
Lonza Group AG*	87	27,391
Nestle SA	3,547	300,150

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Novartis AG	2,564	$224,920
OC Oerlikon Corp. AG*	222	2,646
Pargesa Holding SA	43	3,161
Partners Group Holding AG	20	14,266
PSP Swiss Property AG	45	4,351
Roche Holding AG	818	199,316
Roche Holding AG	31	7,557
Schindler Holding AG — Participating Certificate	48	10,135
Schindler Holding AG — Registered	22	4,575
SGS SA	6	14,268
Sika AG	163	20,936
Sonova Holding AG	60	9,815
STMicroelectronics NV	747	11,359
Straumann Holding AG	12	8,202
Sulzer AG	15	1,509
Swatch Group AG (The) — Bearer	35	11,858
Swatch Group AG (The) — Registered	52	3,477
Swiss Life Holding AG*	40	15,119
Swiss Prime Site AG*	87	7,075
Swiss Re AG	358	32,373
Swisscom AG	30	13,761
Temenos AG*	69	9,500
UBS Group AG*	4,145	58,060
Vifor Pharma AG	52	7,524
Zurich Insurance Group AG	177	55,111
Total Switzerland		1,422,233
United Arab Emirates — 0.1%
NMC Health PLC	101	4,558
United Kingdom — 23.3%
3i Group PLC	1,122	12,590
Admiral Group PLC	240	6,173
Ashmore Group PLC(b)	456	2,052
Ashtead Group PLC	575	14,220
Associated British Foods PLC	410	12,500
AstraZeneca PLC	1,493	114,270
Auto Trader Group PLC‡	1,073	5,616
AVEVA Group PLC	73	2,442
Aviva PLC	4,617	25,279
B&M European Value Retail SA	1,003	5,342
Babcock International Group PLC	301	2,351
BAE Systems PLC	3,760	25,261
Barclays PLC	20,090	44,281
Barratt Developments PLC	1,185	7,783
Bellway PLC	145	5,319
Berkeley Group Holdings PLC	145	6,486
BP PLC(c)	23,009	166,785
British American Tobacco PLC	2,689	116,596
British Land Co. PLC (The)	1,155	8,737
BT Group PLC	9,822	30,189
Bunzl PLC	395	11,664
Burberry Group PLC	489	11,315
Capita PLC*	1,900	3,123
Capital & Counties Properties PLC	869	2,779
Centrica PLC	6,606	12,425
Cineworld Group PLC	1,186	4,464
CNH Industrial NV	1,170	12,178
Cobham PLC*	2,748	3,780
Compass Group PLC	1,864	36,679

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
ConvaTec Group PLC‡	1,673	$3,463
Croda International PLC	150	9,238
CYBG PLC	1,447	4,970
DCC PLC	116	9,953
Derwent London PLC	118	4,416
Diageo PLC	2,845	98,459
Direct Line Insurance Group PLC	1,621	6,825
Dixons Carphone PLC	1,185	2,566
DS Smith PLC	1,497	7,515
easyJet PLC	258	3,956
Experian PLC	1,078	24,828
Fiat Chrysler Automobiles NV*	1,297	19,766
G4S PLC	1,791	4,920
GlaxoSmithKline PLC(c)	5,741	110,855
GVC Holdings PLC	677	8,105
Halma PLC	446	7,568
Hammerson PLC	919	5,149
Hargreaves Lansdown PLC(b)	310	7,399
Hiscox Ltd.	327	6,802
Howden Joinery Group PLC	693	4,154
HSBC Holdings PLC	23,674	195,079
IMI PLC	316	4,015
Imperial Brands PLC	1,119	37,933
Inchcape PLC	478	3,304
Informa PLC	1,467	13,376
Inmarsat PLC	527	3,071
InterContinental Hotels Group PLC	224	11,763
International Consolidated Airlines Group SA	1,183	9,121
Intertek Group PLC	190	11,381
Intu Properties PLC(b)	1,053	2,638
ITV PLC	4,389	8,353
J Sainsbury PLC	1,904	7,571
JD Sports Fashion PLC	414	2,160
John Wood Group PLC	776	7,082
Johnson Matthey PLC	224	8,509
Just Eat PLC*	665	5,163
Kingfisher PLC	2,533	8,243
Land Securities Group PLC	839	9,147
Legal & General Group PLC	6,971	22,402
Lloyds Banking Group PLC	84,586	61,843
London Stock Exchange Group PLC	367	20,235
Marks & Spencer Group PLC(b)	1,914	7,239
Meggitt PLC	912	6,174
Melrose Industries PLC	5,667	12,212
Merlin Entertainments PLC‡	809	3,341
Micro Focus International PLC(b)	505	7,863
Mondi PLC	432	10,181
National Grid PLC	4,001	42,391
NEX Group PLC	371	5,385
Next PLC	158	10,506
Ocado Group PLC*	514	5,617
Pearson PLC	917	10,529
Pennon Group PLC	493	4,701
Persimmon PLC	365	10,699
Phoenix Group Holdings	680	5,235
Prudential PLC	3,052	61,245
Quilter PLC‡	2,147	3,177
Reckitt Benckiser Group PLC	737	59,638
RELX PLC	2,252	44,601
Renishaw PLC	39	2,100
Rentokil Initial PLC	2,173	8,779

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Rightmove PLC	1,060	$6,124
Rolls-Royce Holdings PLC*	1,966	21,076
Rolls-Royce Holdings PLC*(d)(e)	90,436	116
Royal Bank of Scotland Group PLC	5,322	16,076
Royal Mail PLC	1,060	4,862
RPC Group PLC	471	4,589
RSA Insurance Group PLC	1,207	8,704
Sage Group PLC (The)	1,277	8,883
Schroders PLC	132	4,520
Segro PLC	1,187	9,322
Severn Trent PLC	279	6,641
Smith & Nephew PLC	1,031	16,777
Smiths Group PLC	466	8,321
Spirax-Sarco Engineering PLC	85	7,027
SSE PLC	1,196	17,444
St James’s Place PLC	615	7,964
Standard Chartered PLC	3,185	22,363
Standard Life Aberdeen PLC	3,026	10,459
Subsea 7 SA	303	3,838
Tate & Lyle PLC	548	4,714
Taylor Wimpey PLC	3,831	7,906
TechnipFMC PLC	540	14,415
Tesco PLC	11,384	31,026
Travis Perkins PLC(b)	290	4,102
Unilever NV(b)	1,782	95,957
Unilever PLC	1,311	69,459
United Utilities Group PLC	804	7,464
Vodafone Group PLC	31,447	59,396
Weir Group PLC (The)	304	6,161
Whitbread PLC	216	12,144
William Hill PLC	986	2,648
Wm Morrison Supermarkets PLC(b)	2,560	8,115
WPP PLC	1,444	16,395
Total United Kingdom		2,362,596
United States — 1.0%
Carnival PLC	205	11,166
Ferguson PLC	273	18,429
QIAGEN NV*	258	9,375
Shire PLC	1,056	63,154
Total United States		102,124
Total Common Stocks
(Cost $11,870,909)		9,991,044
Preferred Stocks — 0.9%
Germany — 0.8%
Bayerische Motoren Werke AG, 6.32%	64	4,837
FUCHS PETROLUB SE, 2.25%	80	3,711
Henkel AG & Co. KGaA, 1.84%	206	22,543
Porsche Automobil Holding SE, 3.15%	181	11,542
RWE AG, 9.68%	46	766
Sartorius AG, 0.41%	40	5,801
Volkswagen AG, 2.73%	216	36,407
Total Germany		85,607

	Shares	Value
Preferred Stocks (continued)
Spain — 0.1%
Grifols SA, 2.12%, Class B	305	$6,269
Total Preferred Stocks
(Cost $108,212)		91,876
Rights — 0.0%(a)
Spain — 0.0%(a)
Banco Santander SA, expires 11/6/18*(b) (Cost $741)	18,447	717
Investment of Cash Collateral For Securities Loaned — 2.1%
Money Market Fund — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(f) (Cost $209,490)	209,490	209,490
Total Investments — 101.5% (Cost $12,189,352)		10,293,127
Other Assets and Liabilities, Net — (1.5)%		(151,512)
Net Assets — 100.0%		$10,141,615

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $188,821; total market value of collateral held by the Fund was $209,490.
(c)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $232,109.
(d)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2018, the value of this security was $116.
(e)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(f)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Bank Polska Kasa Opieki SA	Morgan Stanley	4.70	9/23/2020	Monthly	$4,920	$ —
CD Projekt SA	Morgan Stanley	4.70	9/23/2020	Monthly	2,975	—
Cyfrowy Polsat SA	Morgan Stanley	4.70	9/23/2020	Monthly	1,771	—
Dino Polska SA	Morgan Stanley	4.70	9/23/2020	Monthly	1,213	—
Grupa Lotos SA	Morgan Stanley	4.70	9/23/2020	Monthly	2,044	—
KGHM Polska Miedz SA	Morgan Stanley	4.70	9/23/2020	Monthly	3,561	—
LPP SA	Morgan Stanley	4.70	9/23/2020	Monthly	2,049	—
mBank SA	Morgan Stanley	4.70	9/23/2020	Monthly	1,465	—
PGE Polska Grupa Energetyczna SA	Morgan Stanley	4.70	9/23/2020	Monthly	2,299	—
Polski Koncern Naftowy ORLEN SA	Morgan Stanley	4.70	9/23/2020	Monthly	8,573	—
Polskie Gornictwo Naftowe i Gazownictwo SA	Morgan Stanley	4.70	9/23/2020	Monthly	3,257	—
Powszechna Kasa Oszczednosci Bank Polski SA	Morgan Stanley	4.70	9/23/2020	Monthly	10,205	—
Powszechny Zaklad Ubezpieczen SA	Morgan Stanley	4.70	9/23/2020	Monthly	6,577	—
Santander Bank Polska SA	Morgan Stanley	4.70	9/23/2020	Monthly	2,933	—
						$ —

As of October 31, 2018, there were no securities segregated as collateral for swap contracts with counterparty Morgan Stanley. The Fund either receives from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g)	Reflects the value at reset date of October 31, 2018.

Forward Foreign Currency Contracts Outstanding as of October 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2018	Unrealized Appreciation
Swiss Franc	11/02/18	Morgan Stanley	672,524	$668,546	$668,579	$33
Unrealized Appreciation				$668,546	$668,579	$33

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2018	Unrealized Appreciation
Swiss Franc	11/02/18	Morgan Stanley	(672,524)	$(690,326)	$(668,579)	$21,747
Danish Krone	11/02/18	Morgan Stanley	(922,634)	(144,077)	(140,118)	3,959
Euro	11/02/18	Morgan Stanley	(2,323,913)	(2,705,495)	(2,633,108)	72,387
British Pound	11/02/18	Morgan Stanley	(1,194,899)	(1,560,066)	(1,526,782)	33,284
Norwegian Krone	11/02/18	Morgan Stanley	(540,151)	(66,404)	(64,266)	2,138
Polish Zloty	11/02/18	Morgan Stanley	(109,277)	(29,660)	(28,528)	1,132
Swedish Krona	11/02/18	Morgan Stanley	(2,193,414)	(247,219)	(239,987)	7,232
Unrealized Appreciation				$(5,443,247)	$(5,301,368)	$141,879
Total Unrealized Appreciation						$141,912

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2018	Unrealized (Depreciation)
Danish Krone	11/02/18	Morgan Stanley	922,634	$140,132	$140,118	$(14)
Euro	11/02/18	Morgan Stanley	2,323,913	2,633,242	2,633,108	(134)
British Pound	11/02/18	Morgan Stanley	1,194,899	1,526,859	1,526,782	(77)
Norwegian Krone	11/02/18	Morgan Stanley	540,151	64,272	64,266	(6)
Polish Zloty	11/02/18	Morgan Stanley	109,277	28,532	28,528	(4)
Swedish Krona	11/02/18	Morgan Stanley	2,193,414	240,011	239,987	(24)
Unrealized Depreciation				$4,633,048	$4,632,789	$(259)

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2018	Unrealized (Depreciation)
Swiss Franc	12/05/18	Morgan Stanley	(678,019)	$(675,863)	$(676,306)	$(443)
Danish Krone	12/05/18	Morgan Stanley	(864,851)	(131,689)	(131,757)	(68)
Euro	12/05/18	Morgan Stanley	(2,197,009)	(2,495,420)	(2,496,716)	(1,296)
British Pound	12/05/18	Morgan Stanley	(1,144,573)	(1,464,413)	(1,464,908)	(495)
Norwegian Krone	12/05/18	Morgan Stanley	(521,013)	(62,073)	(62,085)	(12)
Polish Zloty	12/05/18	Morgan Stanley	(102,726)	(26,836)	(26,840)	(4)
Swedish Krona	12/05/18	Morgan Stanley	(2,061,766)	(226,185)	(226,287)	(102)
Unrealized Depreciation				$(5,082,479)	$(5,084,899)	$(2,420)
Total Unrealized Depreciation						$(2,679)

Net Unrealized Appreciation (Depreciation)						$139,233

As of October 31, 2018, there was no collateral segregated by the counterparty for Forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(h)
Common Stocks
Australia	$114,840	$—	$—	$114,840
Austria	43,540	—	—	43,540
Belgium	160,063	—	—	160,063
Chile	4,091	—	—	4,091
Denmark	262,824	—	—	262,824
Finland	209,906	—	—	209,906
France	1,663,803	—	—	1,663,803
Germany	1,353,477	—	—	1,353,477
Ireland	88,298	—	—	88,298
Italy	339,255	—	—	339,255
Jersey	8,644	—	—	8,644
Jordan	3,912	—	—	3,912
Kazakhstan	1,836	—	—	1,836
Luxembourg	44,262	—	—	44,262
Mexico	2,375	—	—	2,375
Netherlands	722,369	—	—	722,369
Norway	120,140	—	—	120,140
Portugal	23,403	—	—	23,403
Russia	6,604	—	—	6,604
South Africa	31,806	—	—	31,806
Spain	476,189	—	—	476,189
Sweden	417,896	—	—	417,896
Switzerland	1,422,233	—	—	1,422,233
United Arab Emirates	4,558	—	—	4,558
United Kingdom	2,362,480	—	116(i)	2,362,596
United States	102,124	—	—	102,124
Total Common Stocks	9,990,928	—	116	9,991,044
Preferred Stocks	91,876	—	—	91,876
Rights	717	—	—	717
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	209,490	—	—	209,490
Total Investments in Securities	10,293,011	—	116	10,293,127
Other Financial Instruments:(j)
Swap Contracts	—	—	—	—
Forward Foreign Currency Contracts	—	141,912	—	141,912
Total Investments in Securities and Other Financial Instruments	$10,293,011	$141,912	$116	$10,435,039

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2018 (unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	2,679	—	2,679
Total Other Financial Instruments	$—	$2,679	$—	$2,679

(h)	For a complete listing of investments and their countries, see the Schedules of Investments.
(i)	The Level 3 security, valued at $116, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2018
Common Stocks
Rolls-Royce Holdings PLC(k)	$—	$—	$—	$—	$116	$—	$—	$—	$116
Rolls-Royce Holdings PLC, Class C	2,740	—	(131)	32	—	(2,641)	—	—	—
Total	$2,740	$—	$(131)	$32	$116	$(2,641)	$—	$—	$116

(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$116	Issuer Specific Facts	Company Information

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 99.9%

Communication Services — 7.2%
Capcom Co., Ltd.	811	$16,844
CyberAgent, Inc.	849	36,035
Daiichikosho Co., Ltd.	359	16,542
DeNA Co., Ltd.	962	16,060
Dentsu, Inc.	1,948	90,448
Fuji Media Holdings, Inc.	395	6,412
Gree, Inc.	804	3,370
GungHo Online Entertainment, Inc.(a)	3,199	5,754
Hakuhodo DY Holdings, Inc.	2,095	35,011
Kakaku.com, Inc.	1,159	21,022
KDDI Corp.	15,751	392,815
Koei Tecmo Holdings Co., Ltd.	499	7,910
Konami Holdings Corp.	827	31,584
LINE Corp.*(a)	453	14,370
Nexon Co., Ltd.*	3,634	41,410
Nintendo Co., Ltd.	953	296,907
Nippon Telegraph & Telephone Corp.	5,797	243,992
Nippon Television Holdings, Inc.	434	6,930
NTT DOCOMO, Inc.	11,165	281,413
Shochiku Co., Ltd.	85	8,293
SKY Perfect JSAT Holdings, Inc.	1,042	4,635
SoftBank Group Corp.	7,557	605,872
Square Enix Holdings Co., Ltd.	674	24,158
Toho Co., Ltd.	1,004	32,783
Tokyo Broadcasting System Holdings, Inc.	298	5,540
TV Asahi Holdings Corp.	183	3,417
Yahoo Japan Corp.	20,851	65,590
Total Communication Services		2,315,117

Consumer Discretionary — 18.6%
ABC-Mart, Inc.(a)	227	13,275
Aisin Seiki Co., Ltd.	1,531	60,166
Aoyama Trading Co., Ltd.	391	11,849
Asics Corp.	1,541	22,394
ASKUL Corp.(a)	174	4,795
Autobacs Seven Co., Ltd.	522	8,395
Bandai Namco Holdings, Inc.	1,728	61,476
Benesse Holdings, Inc.	613	17,083
Bic Camera, Inc.	1,292	17,092
Bridgestone Corp.	5,460	211,085
Canon Marketing Japan, Inc.	387	7,335
Casio Computer Co., Ltd.	1,888	28,524
Denso Corp.	4,056	181,497
Don Quijote Holdings Co., Ltd.	1,039	62,236
Exedy Corp.	251	6,196
Fast Retailing Co., Ltd.	455	230,090
Fujitsu General Ltd.	475	7,092
H2O Retailing Corp.	748	11,619
Haseko Corp.	2,414	30,609
Heiwa Corp.	447	10,231
Hikari Tsushin, Inc.	198	34,598
HIS Co., Ltd.	273	8,285
Honda Motor Co., Ltd.	15,446	443,582
Iida Group Holdings Co., Ltd.	1,234	22,459
Isetan Mitsukoshi Holdings Ltd.	3,155	36,930
Isuzu Motors Ltd.	4,518	59,330
Izumi Co., Ltd.	344	18,716
J Front Retailing Co., Ltd.	2,149	28,201
Koito Manufacturing Co., Ltd.	1,013	48,292
Komeri Co., Ltd.	238	6,171

	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)
K’s Holdings Corp.	1,646	$20,798
Kyoritsu Maintenance Co., Ltd.(a)	211	9,367
Marui Group Co., Ltd.	1,870	40,265
Mazda Motor Corp.	5,057	54,847
Mitsubishi Motors Corp.	5,543	34,922
NGK Spark Plug Co., Ltd.	1,773	36,008
NHK Spring Co., Ltd.	1,413	12,145
Nifco, Inc.	758	17,268
Nikon Corp.	3,082	53,718
Nissan Motor Co., Ltd.	17,101	155,698
Nissan Shatai Co., Ltd.	530	4,278
Nitori Holdings Co., Ltd.	657	85,782
NOK Corp.	983	14,146
Oriental Land Co., Ltd.	1,668	156,890
PALTAC Corp.	277	14,138
Panasonic Corp.	18,897	209,222
Rakuten, Inc.(a)	6,974	47,212
Resorttrust, Inc.	574	8,835
Rinnai Corp.	319	23,235
Ryohin Keikaku Co., Ltd.	208	54,942
Sankyo Co., Ltd.	448	17,090
Sanrio Co., Ltd.(a)	502	10,080
Sega Sammy Holdings, Inc.	1,723	22,183
Sekisui Chemical Co., Ltd.	3,137	49,284
Sekisui House Ltd.	5,138	75,667
Sharp Corp.(a)	1,259	19,311
Shimachu Co., Ltd.	382	10,009
Shimamura Co., Ltd.	191	16,061
Shimano, Inc.	692	94,674
Skylark Holdings Co., Ltd.	1,659	25,843
Sony Corp.	11,221	610,491
Stanley Electric Co., Ltd.	1,301	38,561
Subaru Corp.	5,431	146,922
Sumitomo Electric Industries Ltd.	6,670	91,136
Sumitomo Forestry Co., Ltd.	1,171	17,422
Sumitomo Rubber Industries Ltd.	1,569	22,592
Suzuki Motor Corp.	3,643	182,384
Takashimaya Co., Ltd.	1,286	20,283
Tokai Rika Co., Ltd.	421	7,692
Toyo Tire & Rubber Co., Ltd.	880	14,737
Toyoda Gosei Co., Ltd.	644	13,895
Toyota Boshoku Corp.	518	8,661
Toyota Industries Corp.	1,418	69,735
Toyota Motor Corp.	22,359	1,310,574
TS Tech Co., Ltd.	445	12,815
USS Co., Ltd.	1,899	34,276
Wacoal Holdings Corp.	511	14,082
Yamada Denki Co., Ltd.(a)	6,291	29,656
Yamaha Corp.	1,431	63,083
Yamaha Motor Co., Ltd.	2,471	58,701
Yokohama Rubber Co., Ltd. (The)	910	17,675
Zensho Holdings Co., Ltd.	783	15,181
ZOZO, Inc.	1,545	37,223
Total Consumer Discretionary		5,941,298

Consumer Staples — 9.1%
Aeon Co., Ltd.	6,187	141,990
Ain Holdings, Inc.	242	18,956
Ajinomoto Co., Inc.	4,384	70,953
Ariake Japan Co., Ltd.	156	13,823
Asahi Group Holdings Ltd.	3,375	148,571
Calbee, Inc.(a)	653	21,698

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)

Consumer Staples (continued)
Ci:z Holdings Co., Ltd.	183	$9,502
Coca-Cola Bottlers Japan Holdings, Inc.	1,286	33,673
Cosmos Pharmaceutical Corp.	75	15,332
Ezaki Glico Co., Ltd.	451	22,459
FamilyMart UNY Holdings Co., Ltd.	511	59,406
Fancl Corp.	313	13,840
Fuji Oil Holdings, Inc.	393	11,335
House Foods Group, Inc.	646	18,604
Ito En Ltd.	496	21,140
Itoham Yonekyu Holdings, Inc.	1,145	7,203
Japan Tobacco, Inc.	10,600	272,995
Kagome Co., Ltd.	683	18,217
Kao Corp.	4,215	281,274
Kewpie Corp.	963	22,212
Kikkoman Corp.	1,618	89,033
Kirin Holdings Co., Ltd.	7,237	173,045
Kobayashi Pharmaceutical Co., Ltd.	546	35,802
Kose Corp.(a)	255	38,118
Kusuri no Aoki Holdings Co., Ltd.	135	9,689
Lawson, Inc.	425	26,888
Lion Corp.	2,235	41,985
Maruha Nichiro Corp.	312	11,307
Matsumotokiyoshi Holdings Co., Ltd.	684	24,668
Megmilk Snow Brand Co., Ltd.	354	8,287
MEIJI Holdings Co., Ltd.	1,188	78,951
Mitsubishi Shokuhin Co., Ltd.	119	3,065
Morinaga & Co., Ltd.	356	14,306
Morinaga Milk Industry Co., Ltd.	351	9,362
NH Foods Ltd.	913	31,551
Nichirei Corp.	931	22,480
Nisshin Seifun Group, Inc.	2,272	45,317
Nissin Foods Holdings Co., Ltd.	610	39,404
Noevir Holdings Co., Ltd.	129	5,498
Pigeon Corp.	957	40,619
Pola Orbis Holdings, Inc.	649	17,367
Sapporo Holdings Ltd.	547	10,183
Seven & i Holdings Co., Ltd.	6,836	296,385
Shiseido Co., Ltd.	3,442	217,674
Sugi Holdings Co., Ltd.	310	14,201
Sundrug Co., Ltd.	572	20,781
Suntory Beverage & Food Ltd.	1,112	45,375
Takara Holdings, Inc.	1,517	21,306
Toyo Suisan Kaisha Ltd.	785	27,058
Tsuruha Holdings, Inc.	321	33,450
Unicharm Corp.	3,433	93,449
Welcia Holdings Co., Ltd.	435	22,202
Yakult Honsha Co., Ltd.	1,088	77,222
Yamazaki Baking Co., Ltd.	1,095	19,755
Yaoko Co., Ltd.	185	10,098
Total Consumer Staples		2,899,064

Energy — 1.2%
Cosmo Energy Holdings Co., Ltd.	565	21,002
Idemitsu Kosan Co., Ltd.	1,297	59,187
Inpex Corp.	8,093	93,189
Japan Petroleum Exploration Co., Ltd.	261	5,530
JXTG Holdings, Inc.	28,127	191,709
Showa Shell Sekiyu K.K.	1,693	32,643
Total Energy		403,260

	Shares	Value
Common Stocks (continued)

Financials — 12.6%
77 Bank Ltd. (The)	619	$12,818
Acom Co., Ltd.(a)	3,322	12,275
AEON Financial Service Co., Ltd.	1,005	19,734
Aiful Corp.*	2,481	6,551
Aozora Bank Ltd.	1,033	35,652
Aplus Financial Co., Ltd.*	782	728
Awa Bank Ltd. (The)	323	8,801
Bank of Kyoto Ltd. (The)	632	28,505
Chiba Bank Ltd. (The)	5,672	35,986
Chugoku Bank Ltd. (The)	1,492	13,458
Concordia Financial Group Ltd.	10,319	47,364
Credit Saison Co., Ltd.	1,398	22,260
Dai-ichi Life Holdings, Inc.	9,877	186,941
Daishi Hokuetsu Financial Group, Inc.	378	13,599
Daiwa Securities Group, Inc.	14,122	80,949
Fukuoka Financial Group, Inc.	1,293	31,874
Fuyo General Lease Co., Ltd.	166	9,223
Gunma Bank Ltd. (The)	3,703	16,800
Hachijuni Bank Ltd. (The)	3,948	16,722
Hiroshima Bank Ltd. (The)	2,561	15,862
Hitachi Capital Corp.	361	8,867
Hokuhoku Financial Group, Inc.	1,114	13,849
Iyo Bank Ltd. (The)	2,374	14,115
Jafco Co., Ltd.	271	10,470
Japan Exchange Group, Inc.	4,756	85,381
Japan Post Bank Co., Ltd.	3,609	42,116
Japan Post Holdings Co., Ltd.	11,754	139,563
Japan Post Insurance Co., Ltd.	567	13,520
Kansai Mirai Financial Group, Inc.*	1,561	12,144
Keiyo Bank Ltd. (The)	999	7,303
Kyushu Financial Group, Inc.	3,387	14,976
Matsui Securities Co., Ltd.	871	8,883
Mebuki Financial Group, Inc.	8,867	27,107
Mitsubishi UFJ Financial Group, Inc.	111,978	679,478
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,805	19,589
Mizuho Financial Group, Inc.	225,184	387,096
MS&AD Insurance Group Holdings, Inc.	4,424	133,518
Nishi-Nippon Financial Holdings, Inc.	1,324	12,623
Nomura Holdings, Inc.	29,882	144,968
North Pacific Bank Ltd.	2,389	7,176
Orient Corp.	4,851	7,608
ORIX Corp.	11,378	185,609
Resona Holdings, Inc.	19,316	101,839
San-In Godo Bank Ltd. (The)	1,315	9,998
SBI Holdings, Inc.	1,920	50,375
Seven Bank Ltd.(a)	5,722	17,898
Shiga Bank Ltd. (The)	441	10,269
Shinsei Bank Ltd.	1,370	20,892
Shizuoka Bank Ltd. (The)	4,576	40,183
Sompo Holdings, Inc.	3,063	127,020
Sony Financial Holdings, Inc.	1,541	35,844
Sumitomo Mitsui Financial Group, Inc.	11,722	458,472
Sumitomo Mitsui Trust Holdings, Inc.	3,291	131,051
Suruga Bank Ltd.	1,517	7,165
T&D Holdings, Inc.	4,939	79,607
Tokai Tokyo Financial Holdings, Inc.	1,948	10,063
Tokio Marine Holdings, Inc.	5,989	283,702

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)

Financials (continued)
Tokyo Century Corp.	405	$21,711
Yamaguchi Financial Group, Inc.(a)	1,863	19,694
Zenkoku Hosho Co., Ltd.	438	15,874
Total Financials		4,033,718

Health Care — 8.3%
Alfresa Holdings Corp.	1,538	41,089
Asahi Intecc Co., Ltd.	881	36,027
Astellas Pharma, Inc.	17,256	267,124
Chugai Pharmaceutical Co., Ltd.	1,918	112,679
Daiichi Sankyo Co., Ltd.	5,633	215,327
Eisai Co., Ltd.	2,340	195,133
Hisamitsu Pharmaceutical Co., Inc.	639	36,068
Hoya Corp.	3,256	185,051
Kaken Pharmaceutical Co., Ltd.	296	14,845
Kissei Pharmaceutical Co., Ltd.	271	7,816
KYORIN Holdings, Inc.	390	8,525
Kyowa Hakko Kirin Co., Ltd.	2,241	43,587
M3, Inc.	3,565	57,429
Medipal Holdings Corp.	1,341	28,791
Miraca Holdings, Inc.	453	11,038
Mitsubishi Tanabe Pharma Corp.	1,929	28,511
Mochida Pharmaceutical Co., Ltd.	109	8,635
Nihon Kohden Corp.	651	19,440
Nippon Shinyaku Co., Ltd.	447	25,785
Nipro Corp.(a)	1,036	13,201
Olympus Corp.	2,485	83,013
Ono Pharmaceutical Co., Ltd.	3,910	89,110
Otsuka Holdings Co., Ltd.	3,713	177,927
PeptiDream, Inc.*(a)	739	24,261
Rohto Pharmaceutical Co., Ltd.	844	26,773
Santen Pharmaceutical Co., Ltd.	3,215	47,717
Sawai Pharmaceutical Co., Ltd.(a)	336	17,060
Shionogi & Co., Ltd.	2,512	160,974
Sumitomo Dainippon Pharma Co., Ltd.	1,448	30,306
Suzuken Co., Ltd.	698	35,378
Sysmex Corp.	1,677	117,749
Taisho Pharmaceutical Holdings Co., Ltd.	379	40,434
Takara Bio, Inc.	399	9,415
Takeda Pharmaceutical Co., Ltd.	6,766	273,985
Terumo Corp.	2,770	149,478
Tsumura & Co.	571	17,810
Total Health Care		2,657,491

Industrials — 21.6%
AGC, Inc.	1,665	54,735
Aica Kogyo Co., Ltd.	458	13,636
Amada Holdings Co., Ltd.	2,841	26,785
ANA Holdings, Inc.	988	33,224
Benefit One, Inc.	261	6,718
Central Japan Railway Co.	1,599	306,751
Chiyoda Corp.	1,308	6,514
COMSYS Holdings Corp.	1,014	28,258
Dai Nippon Printing Co., Ltd.	2,610	58,627
Daifuku Co., Ltd.	853	36,734
Daikin Industries Ltd.	2,349	273,188
DMG Mori Co., Ltd.	859	12,445
East Japan Railway Co.	3,268	285,955
Ebara Corp.	876	25,615
FANUC Corp.	1,721	300,952

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Fuji Electric Co., Ltd.	1,108	$33,970
Fujikura Ltd.	2,393	10,326
Fukuyama Transporting Co., Ltd.	283	10,946
Furukawa Electric Co., Ltd.	535	14,482
Glory Ltd.	469	10,938
GS Yuasa Corp.	673	13,835
Hankyu Hanshin Holdings, Inc.	1,974	65,068
Hino Motors Ltd.	2,336	22,459
Hitachi Construction Machinery Co., Ltd.	923	24,618
Hitachi Transport System Ltd.	367	9,444
Hoshizaki Corp.	463	37,375
IHI Corp.	1,148	42,012
ITOCHU Corp.	12,524	232,491
Japan Airlines Co., Ltd.	1,037	36,911
Japan Airport Terminal Co., Ltd.	406	15,613
Japan Steel Works Ltd. (The)	548	11,630
JGC Corp.	1,905	36,984
JTEKT Corp.	1,969	24,583
Kajima Corp.	4,054	52,303
Kamigumi Co., Ltd.	900	18,613
Kandenko Co., Ltd.	887	9,054
Kawasaki Heavy Industries Ltd.	1,269	30,124
Kawasaki Kisen Kaisha Ltd.*	720	9,627
Keihan Holdings Co., Ltd.	864	32,767
Keikyu Corp.	2,195	32,500
Keio Corp.	1,019	55,349
Keisei Electric Railway Co., Ltd.	1,230	37,874
Kinden Corp.	1,137	18,235
Kintetsu Group Holdings Co., Ltd.	1,590	61,005
Kokuyo Co., Ltd.	736	11,635
Komatsu Ltd.	8,103	211,415
Kubota Corp.	9,857	155,644
Kurita Water Industries Ltd.	958	23,624
Kyowa Exeo Corp.	850	22,897
Kyudenko Corp.	343	12,507
Kyushu Railway Co.	1,417	43,444
LIXIL Group Corp.	2,323	36,639
Mabuchi Motor Co., Ltd.	449	15,994
Maeda Corp.	1,166	13,183
Maeda Road Construction Co., Ltd.	495	9,031
Makita Corp.	2,161	74,775
Marubeni Corp.	13,866	112,582
MINEBEA MITSUMI, Inc.	3,723	56,972
MISUMI Group, Inc.	2,458	49,354
Mitsubishi Corp.	11,405	321,367
Mitsubishi Electric Corp.	17,516	222,491
Mitsubishi Heavy Industries Ltd.	2,535	89,603
Mitsubishi Logistics Corp.(a)	591	13,527
Mitsui & Co., Ltd.	14,994	250,509
Mitsui OSK Lines Ltd.	962	23,476
Miura Co., Ltd.	853	20,899
MonotaRO Co., Ltd.	1,018	22,470
Nabtesco Corp.	1,014	22,355
Nagase & Co., Ltd.	942	14,808
Nagoya Railroad Co., Ltd.(a)	1,669	40,314
Nankai Electric Railway Co., Ltd.	950	23,242
NGK Insulators Ltd.	2,340	32,906
Nidec Corp.	2,074	266,291
Nihon M&A Center, Inc.	1,108	26,577
Nippo Corp.	433	7,129
Nippon Express Co., Ltd.	646	40,928

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Nippon Yusen K.K.(a)	1,398	$22,607
Nishi-Nippon Railroad Co., Ltd.	658	16,273
Nisshinbo Holdings, Inc.	1,246	13,768
NSK Ltd.	4,032	39,943
NTN Corp.	3,712	13,617
Obayashi Corp.	5,965	52,697
Odakyu Electric Railway Co., Ltd.	2,702	57,126
OKUMA Corp.	262	13,117
OSG Corp.	677	14,001
Park24 Co., Ltd.	974	25,641
Penta-Ocean Construction Co., Ltd.	2,471	14,801
Persol Holdings Co., Ltd.	1,471	27,998
Pilot Corp.	217	11,998
Recruit Holdings Co., Ltd.	10,600	285,253
Sankyu, Inc.	433	20,488
Sanwa Holdings Corp.	1,726	20,264
Secom Co., Ltd.	1,717	140,747
Seibu Holdings, Inc.	1,910	34,644
Seino Holdings Co., Ltd.	1,333	18,473
SG Holdings Co., Ltd.	710	17,892
Shima Seiki Manufacturing Ltd.	262	7,081
Shimizu Corp.	5,015	40,705
SMC Corp.	514	164,646
Sohgo Security Services Co., Ltd.	587	26,163
Sojitz Corp.	11,073	37,284
Sotetsu Holdings, Inc.	676	20,695
Sumitomo Corp.	9,932	150,800
Sumitomo Heavy Industries Ltd.	982	31,021
Tadano Ltd.	999	10,782
Taisei Corp.	1,848	79,173
Technopro Holdings, Inc.	315	16,468
THK Co., Ltd.	993	22,006
Tobu Railway Co., Ltd.	1,821	50,586
Toda Corp.	2,016	13,594
Tokyu Corp.	4,368	72,107
Toppan Forms Co., Ltd.	337	3,070
Toppan Printing Co., Ltd.	2,309	32,715
Toshiba Corp.*	5,206	155,919
Toshiba Plant Systems & Services Corp.	314	6,422
TOTO Ltd.	1,277	45,827
Toyota Tsusho Corp.	1,974	71,453
Ushio, Inc.	1,023	12,391
West Japan Railway Co.	1,625	109,101
Yamato Holdings Co., Ltd.	3,150	86,248
Total Industrials		6,897,466

Information Technology — 9.9%
Advantest Corp.	1,619	29,854
Alps Electric Co., Ltd.	1,664	39,516
Azbil Corp.	1,174	21,867
Brother Industries Ltd.	2,085	38,262
Canon, Inc.	9,112	260,147
Citizen Watch Co., Ltd.	2,362	13,583
Disco Corp.	246	39,171
FUJIFILM Holdings Corp.	3,371	146,155
Fujitsu Ltd.	1,724	104,826
GMO internet, Inc.	532	7,599
GMO Payment Gateway, Inc.	286	13,888
Hamamatsu Photonics K.K.	1,127	37,748
Hirose Electric Co., Ltd.	299	28,428
Hitachi High-Technologies Corp.	558	21,038

	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Hitachi Ltd.	8,196	$251,425
Horiba Ltd.	335	15,733
Ibiden Co., Ltd.	943	11,648
Itochu Techno-Solutions Corp.	840	15,928
Japan Aviation Electronics Industry Ltd.	381	5,067
Keyence Corp.	799	391,517
Konica Minolta, Inc.	3,985	39,583
Kyocera Corp.	2,720	147,936
Murata Manufacturing Co., Ltd.	1,684	256,133
NEC Corp.	2,178	62,529
Nihon Unisys Ltd.	560	12,271
Nippon Electric Glass Co., Ltd.	720	18,176
Nomura Research Institute Ltd.	919	40,716
NS Solutions Corp.	279	8,344
NTT Data Corp.	5,579	71,978
OBIC Business Consultants Co., Ltd.	63	5,024
Obic Co., Ltd.	592	53,926
Omron Corp.	1,720	69,803
Oracle Corp. Japan	282	19,141
Otsuka Corp.	892	29,640
Renesas Electronics Corp.*	6,075	32,190
Ricoh Co., Ltd.	6,025	60,274
Rohm Co., Ltd.	784	55,159
SCREEN Holdings Co., Ltd.	342	18,637
SCSK Corp.	365	15,476
Seiko Epson Corp.	2,435	39,355
Shimadzu Corp.	2,380	60,167
SUMCO Corp.	2,036	27,530
Taiyo Yuden Co., Ltd.	967	19,528
TDK Corp.	1,062	91,750
TIS, Inc.	699	31,341
Tokyo Electron Ltd.	1,382	192,075
Topcon Corp.	907	13,197
Trend Micro, Inc.	1,019	58,871
Ulvac, Inc.	419	13,681
Yaskawa Electric Corp.	2,312	66,888
Yokogawa Electric Corp.	2,147	42,253
Total Information Technology		3,166,972

Materials — 6.4%
Air Water, Inc.	1,328	21,546
Asahi Kasei Corp.	11,031	132,640
Daicel Corp.	2,543	26,927
Daido Steel Co., Ltd.	306	12,608
Denka Co., Ltd.	764	24,913
DIC Corp.	711	21,011
Dowa Holdings Co., Ltd.	396	11,562
FP Corp.	200	10,261
Hitachi Chemical Co., Ltd.	864	13,635
Hitachi Metals Ltd.	1,717	20,265
JFE Holdings, Inc.	4,555	86,010
JSR Corp.	1,632	24,381
Kaneka Corp.	497	20,786
Kansai Paint Co., Ltd.	1,685	24,949
Kobe Steel Ltd.	2,590	20,838
Kuraray Co., Ltd.	3,106	42,797
Lintec Corp.	436	10,323
Maruichi Steel Tube Ltd.	536	15,483
Mitsubishi Chemical Holdings Corp.	11,286	88,114
Mitsubishi Gas Chemical Co., Inc.	1,606	27,053
Mitsubishi Materials Corp.	1,102	30,564

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)

Materials (continued
Mitsui Chemicals, Inc.	1,563	$35,109
Mitsui Mining & Smelting Co., Ltd.	476	13,476
Nippon Kayaku Co., Ltd.	1,458	17,415
Nippon Paint Holdings Co., Ltd.(a)	1,367	42,819
Nippon Paper Industries Co., Ltd.	822	14,924
Nippon Shokubai Co., Ltd.	276	17,804
Nippon Steel & Sumitomo Metal Corp.	6,903	127,656
Nissan Chemical Corp.	1,228	58,106
Nisshin Steel Co., Ltd.	387	5,061
Nitto Denko Corp.	1,377	86,362
NOF Corp.	602	17,096
Oji Holdings Corp.	7,797	55,547
Rengo Co., Ltd.	1,823	15,879
Shin-Etsu Chemical Co., Ltd.	3,613	303,146
Showa Denko K.K.	1,293	56,484
Sumitomo Bakelite Co., Ltd.	278	10,063
Sumitomo Chemical Co., Ltd.	13,358	66,994
Sumitomo Metal Mining Co., Ltd.	2,098	66,181
Sumitomo Osaka Cement Co., Ltd.	308	11,463
Taiheiyo Cement Corp.	1,070	31,620
Taiyo Nippon Sanso Corp.	1,247	20,077
Teijin Ltd.	1,578	27,406
Tokai Carbon Co., Ltd.	1,704	26,665
Tokuyama Corp.	593	13,315
Toray Industries, Inc.	13,424	95,385
Tosoh Corp.	2,511	33,219
Toyo Seikan Group Holdings Ltd.	1,355	27,747
Toyobo Co., Ltd.	764	10,872
Ube Industries Ltd.	912	19,944
Yamato Kogyo Co., Ltd.	305	8,027
Zeon Corp.	1,258	12,184
Total Materials		2,034,712

Real Estate — 2.9%
Aeon Mall Co., Ltd.	1,032	19,103
Daikyo, Inc.	245	6,430
Daito Trust Construction Co., Ltd.	628	82,914
Daiwa House Industry Co., Ltd.	5,763	174,083
Hulic Co., Ltd.	3,100	28,430
Ichigo, Inc.	1,749	5,719
Leopalace21 Corp.	2,021	8,435
Mitsubishi Estate Co., Ltd.	10,474	167,567
Mitsui Fudosan Co., Ltd.	8,381	188,926
Nomura Real Estate Holdings, Inc.	1,020	19,152
NTT Urban Development Corp.	952	14,164
Open House Co., Ltd.	259	10,178
Relo Group, Inc.	894	21,119
Sumitomo Realty & Development Co., Ltd.	3,829	131,744
Tokyo Tatemono Co., Ltd.	1,793	19,335
Tokyu Fudosan Holdings Corp.	4,469	25,185
Total Real Estate		922,484

	Shares	Value
Common Stocks (continued)

Utilities — 2.1%
Chubu Electric Power Co., Inc.	6,195	$89,394
Chugoku Electric Power Co., Inc. (The)	2,545	32,744
Electric Power Development Co., Ltd.	1,459	39,754
Hokkaido Electric Power Co., Inc.	1,542	9,018
Hokuriku Electric Power Co.*(a)	1,483	13,824
Kansai Electric Power Co., Inc. (The)	6,443	98,796
Kyushu Electric Power Co., Inc.	4,107	47,819
Nippon Gas Co., Ltd.	340	10,288
Osaka Gas Co., Ltd.	3,496	64,155
Shikoku Electric Power Co., Inc.	1,345	16,923
Toho Gas Co., Ltd.	791	27,335
Tohoku Electric Power Co., Inc.	4,176	52,841
Tokyo Electric Power Co. Holdings, Inc.*	13,798	70,668
Tokyo Gas Co., Ltd.	3,830	94,380
Total Utilities		667,939
Total Common Stocks (Cost $28,885,676)		31,939,521

Investment of Cash Collateral For Securities Loaned — 0.6%

Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(b) (Cost $191,468)	191,468	191,468
Total Investments — 100.5%
(Cost $29,077,144)		32,130,989

Other Assets and Liabilities, Net — (0.5)%		(164,390)

Net Assets — 100.0%		$31,966,599

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $404,818; total market value of collateral held by the Fund was $428,895. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $237,427.
(b)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2018 (unaudited)

Forward Foreign Exchange Contracts Outstanding as of October 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2018	Unrealized Appreciation
Japanese Yen	11/02/18	Merrill Lynch	1,985,907,605	$17,599,323	$17,596,984	$(2,339)
Unrealized Depreciation				$17,599,323	$17,596,984	$(2,339)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2018	Unrealized Appreciation
Japanese Yen	11/02/18	Merrill Lynch	(1,985,907,605)	$(17,520,447)	$(17,596,984)	$(76,537)
Japanese Yen	12/05/18	Merrill Lynch	(1,802,267,293)	(16,007,348)	(16,014,091)	(6,743)
Unrealized Depreciation				$(33,527,795)	$(33,611,075)	$(83,280)
Total Unrealized Depreciation						$(85,619)
Net Unrealized Appreciation (Depreciation)						$(85,619)

As of October 31, 2018, there was no collateral segregated by the counterparty for Forward foreign exchange contracts.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$31,939,521	$—	$—	$31,939,521
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	191,468	—	—	191,468
Total Investments in Securities	32,130,989	—	—	32,130,989
Other Financial Instruments:(d)
Total Investments in Securities and Other Financial Instruments	$32,130,989	$—	$—	$32,130,989

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(d)
Forward Foreign Exchange Contracts	$—	$85,619	$—	$85,619

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF

October 31, 2018 (unaudited)

	Shares	Value

Investment Companies — 100.1%

Aggregate Bond Funds — 17.4%
iShares Core U.S. Aggregate Bond ETF(a)	42,526	$4,447,794
SPDR Portfolio Aggregate Bond ETF(a)	8,810	241,306
Vanguard Total Bond Market ETF	36,716	2,857,973
Total Aggregate Bond Funds		7,547,073

Convertible Bond Fund — 7.4%
SPDR Bloomberg Barclays Convertible Securities ETF	64,080	3,219,379

Emerging Equity Funds — 5.7%
iShares Core MSCI Emerging Markets ETF	23,746	1,122,236
Vanguard FTSE Emerging Markets ETF	35,566	1,346,529
Total Emerging Equity Funds		2,468,765

High Yield Corporate Bond Funds — 8.2%
iShares iBoxx High Yield Corporate Bond ETF(a)	25,855	2,180,869
SPDR Bloomberg Barclays High Yield Bond ETF(a)	39,435	1,386,535
Total High Yield Corporate Bond Funds		3,567,404

International Equity Core Funds — 25.2%
iShares Core MSCI EAFE ETF	84,363	4,958,857
Vanguard FTSE Developed Markets ETF(a)	150,414	5,948,874
Total International Equity Core Funds		10,907,731

U.S. Large Cap Core Funds — 26.9%
Consumer Discretionary Select Sector SPDR Fund(a)	10,435	1,099,640
Consumer Staples Select Sector SPDR Fund	3,782	208,048
Energy Select Sector SPDR Fund	15,312	1,028,354
Financial Select Sector SPDR Fund	55,646	1,462,377
Health Care Select Sector SPDR Fund(a)	11,282	1,000,713
Industrial Select Sector SPDR Fund(a)	28,971	2,024,493
Materials Select Sector SPDR Fund(a)	3,905	205,442
Technology Select Sector SPDR Fund	3,888	269,438
Utilities Select Sector SPDR Fund(a)	26,945	1,446,677
Vanguard Consumer Discretionary ETF	1,345	217,877
Vanguard Consumer Staples ETF	651	92,767
Vanguard Energy ETF	2,591	239,357
Vanguard Financials ETF(a)	5,822	382,273
Vanguard Health Care ETF	2,726	453,961
Vanguard Industrials ETF(a)	4,813	631,514
Vanguard Information Technology ETF	1,409	261,214
Vanguard Materials ETF	966	113,032
Vanguard Utilities ETF(a)	4,395	524,104
Total U.S. Large Cap Core Funds		11,661,281

	Shares	Value

Investment Companies (continued)

U.S. Medium Term Treasury Bond Fund — 9.3%
iShares 7-10 Year Treasury Bond ETF	39,774	$4,003,651
Total Investment Companies (Cost $44,907,280)		43,375,284

Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(c) (Cost $14,017)	14,017	14,017

Investment of Cash Collateral For Securities Loaned — 19.1%

Money Market Fund — 19.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(c) (Cost $8,275,373)	8,275,373	8,275,373
Total Investments — 119.2% (Cost $53,196,670)		51,664,674

Other Assets and Liabilities, Net — (19.2)%		(8,339,846)

Net Assets — 100.0%		$43,324,828

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,847,653; total market value of collateral held by the Fund was $14,071,327. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,795,954.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2018 (unaudited)

Total Return Swap contracts outstanding at October 31, 2018:

Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	$152,801	$ —
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	28,935	—
Energy Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	142,916	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	203,250	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	139,082	—
Industrial Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	281,407	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	2.70	10/03/2019	Monthly	556,448	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.70	10/03/2019	Monthly	689,254	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.70	10/03/2019	Monthly	156,005	—
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.70	10/03/2019	Monthly	618,231	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.80	10/03/2019	Monthly	(2,227,092)	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.70	10/03/2019	Monthly	303,154	—
iShares Russell 2000 ETF	Morgan Stanley	1.58	10/03/2019	Monthly	(1,725,795)	—
Materials Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	28,567	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.70	10/03/2019	Monthly	447,488	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.70	10/03/2019	Monthly	192,712	—
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.70	10/03/2019	Monthly	33,553	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	37,422	—
Utilities Select Sector SPDR Fund	Morgan Stanley	2.70	10/03/2019	Monthly	201,069	—
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.70	10/03/2019	Monthly	30,292	—
Vanguard Consumer Staples ETF	Morgan Stanley	2.70	10/03/2019	Monthly	12,825	—
Vanguard Energy ETF	Morgan Stanley	2.70	10/03/2019	Monthly	33,257	—
Vanguard Financials ETF	Morgan Stanley	2.70	10/03/2019	Monthly	53,119	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.70	10/03/2019	Monthly	826,832	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.70	10/03/2019	Monthly	187,142	—
Vanguard Health Care ETF	Morgan Stanley	2.70	10/03/2019	Monthly	63,115	—
Vanguard Industrials ETF	Morgan Stanley	2.70	10/03/2019	Monthly	87,779	—
Vanguard Information Technology ETF	Morgan Stanley	2.70	10/03/2019	Monthly	36,336	—
Vanguard Materials ETF	Morgan Stanley	2.70	10/03/2019	Monthly	15,679	—
Vanguard Real Estate ETF	Morgan Stanley	1.79	10/03/2019	Monthly	(2,154,348)	—
Vanguard Total Bond Market ETF	Morgan Stanley	2.70	10/03/2019	Monthly	397,218	—
Vanguard Utilities ETF	Morgan Stanley	2.70	10/03/2019	Monthly	72,862	—
						$ —

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $226,960 at October 31, 2018. The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$43,375,284	$—	$—	$43,375,284
Short-Term Investment:
Money Market Fund	14,017	—	—	14,017
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	8,275,373	—	—	8,275,373
Total Investments in Securities	51,664,674	—	—	51,664,674
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$51,664,674	$—	$—	$51,664,674

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Bond U.S. ETF

October 31, 2018 (unaudited)

	Shares	Value

Investment Companies — 100.0%

Investment Grade Corporate Bond Funds — 19.3%
iShares Broad USD Investment Grade Corporate Bond ETF	15,423	$812,021
SPDR Portfolio Intermediate Term Corporate Bond ETF	20,792	686,136
SPDR Portfolio Long Term Corporate Bond ETF	12,278	308,792
Vanguard Intermediate-Term Corporate Bond ETF	19,708	1,626,895
Vanguard Long-Term Corporate Bond ETF	20,217	1,708,943
Total Investment Grade Corporate Bond Funds		5,142,787

Mortgage Backed Securities Funds — 24.3%
iShares MBS ETF	39,389	4,036,978
SPDR Bloomberg Barclays Mortgage Backed Bond ETF(a)	2,587	64,675
Vanguard Mortgage-Backed Securities ETF	47,432	2,399,585
Total Mortgage Backed Securities Funds		6,501,238

	Shares	Value

Investment Companies (continued)

Short Maturity Investment Grade Corporate Bond Fund — 8.1%
Vanguard Short-Term Corporate Bond ETF	27,745	$2,162,168

U.S. Short Term Treasury Bond Funds — 48.3%
Schwab Short-Term U.S. Treasury ETF(a)	123,734	6,132,257
Vanguard Short-Term Treasury ETF	112,965	6,746,270
Total U.S. Short Term Treasury Bond Funds		12,878,527
Total Investment Companies (Cost $26,890,398)		26,684,720

Investment of Cash Collateral For Securities Loaned — 7.8%

Money Market Fund — 7.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(b) (Cost $2,089,568)	2,089,568	2,089,568
Total Investments — 107.8% (Cost $28,979,966)		28,774,288

Other Assets and Liabilities, Net — (7.8)%		(2,102,322)

Net Assets — 100.0%		$26,671,966

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,040,819; total market value of collateral held by the Fund was $2,089,568.
(b)	Reflects the 1-day yield at October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$26,684,720	$—	$—	$26,684,720
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,089,568	—	—	2,089,568
Total Investments in Securities	$28,774,288	$—	$—	$28,774,288

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF

October 31, 2018 (unaudited)

	Shares	Value

Investment Companies — 99.9%

Emerging Market Bond Funds — 0.3% iShares J.P. Morgan USD Emerging Markets Bond ETF	4,969	$520,055
Vanguard Emerging Markets Government Bond ETF	466	34,717
Total Emerging Market Bond Funds		554,772

High Yield Corporate Bond Funds — 24.6%
iShares iBoxx High Yield Corporate Bond ETF(a)	292,565	24,677,857
SPDR Bloomberg Barclays High Yield Bond ETF(a)	448,249	15,760,435
Xtrackers USD High Yield Corporate Bond ETF	65,063	3,167,267
Total High Yield Corporate Bond Funds		43,605,559

Investment Grade Corporate Bond Funds — 17.1%
iShares Broad USD Investment Grade Corporate Bond ETF	90,644	4,772,407
SPDR Portfolio Intermediate Term Corporate Bond ETF	122,237	4,033,821
SPDR Portfolio Long Term Corporate Bond ETF	72,147	1,814,497
Vanguard Intermediate-Term Corporate Bond ETF	115,781	9,557,721
Vanguard Long-Term Corporate Bond ETF	118,762	10,038,952
Total Investment Grade Corporate Bond Funds		30,217,398

Mortgage Backed Securities Funds — 23.5%
iShares MBS ETF	250,851	25,709,719
SPDR Bloomberg Barclays Mortgage Backed Bond ETFa)	16,541	413,525
Vanguard Mortgage-Backed Securities ETF	302,145	15,285,516
Total Mortgage Backed Securities Funds		41,408,760

Short Maturity Investment Grade Corporate Bond Fund — 7.2%
Vanguard Short-Term Corporate Bond ETF	162,992	12,701,967

U.S. Intermediate Term Treasury Bond Funds — 3.1%
Schwab Intermediate-Term U.S. Treasury ETF	55,482	2,868,974
Vanguard Intermediate-Term Treasury ETF	41,783	2,588,457
Total U.S. Intermediate Term Treasury Bond Funds		5,457,431

	Shares	Value
Investment Companies (continued)

U.S. Long Term Treasury Bond Funds — 0.1%
iShares 10-20 Year Treasury Bond ETF	83	$10,535
iShares 20+ Year Treasury Bond ETF	1,398	158,785
SPDR Portfolio Long Term Treasury ETF	724	23,718
Vanguard Long-Term Treasury ETF	207	14,480
Total U.S. Long Term Treasury Bond Funds		207,518

U.S. Short Term Treasury Bond Funds — 24.0%
Schwab Short-Term U.S. Treasury ETF(a)	407,366	20,189,059
Vanguard Short-Term Treasury ETF	371,896	22,209,629
Total U.S. Short Term Treasury Bond Funds		42,398,688
Total Investment Companies (Cost $178,470,921)		176,552,093

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(b) (Cost $249,582)	249,582	249,582

Investment of Cash Collateral For Securities Loaned — 22.4%

Money Market Fund — 22.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(b) (Cost $39,522,772)	39,522,772	39,522,772
Total Investments — 122.4% (Cost $218,243,275)		216,324,447

Other Assets and Liabilities, Net — (22.4)%		(39,507,170)

Net Assets — 100.0%		$176,817,277

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $42,346,278; total market value of collateral held by the Fund was $43,357,728. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,834,956.
(b)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF (continued)

October 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$176,552,093	$—	$—	$176,552,093
Short-Term Investment:
Money Market Fund	249,582	—	—	249,582
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	39,522,772	—	—	39,522,772
Total Investments in Securities	$216,324,447	$—	$—	$216,324,447

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF

October 31, 2018 (unaudited)

	Principal Amount	Value

Long-Term Bonds — 98.0%

Corporate Bonds — 90.4%

Consumer Discretionary — 6.7%
Allison Transmission, Inc.
5.000%, due 10/1/24‡	$274,000	$265,780
Boyd Gaming Corp.
6.000%, due 8/15/26	100,000	97,000
6.375%, due 4/1/26	258,000	255,742
6.875%, due 5/15/23	150,000	155,625
Eldorado Resorts, Inc.
6.000%, due 4/1/25	175,000	172,812
Goodyear Tire & Rubber Co. (The)
5.125%, due 11/15/23	200,000	195,500
Hanesbrands, Inc.
4.625%, due 5/15/24‡	176,000	168,960
4.875%, due 5/15/26‡	255,000	241,294
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	300,000	287,250
5.125%, due 5/1/26‡	285,000	278,587
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	250,000	242,187
4.875%, due 4/1/27	134,000	127,970
International Game Technology PLC
6.250%, due 2/15/22‡	360,000	371,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	175,000	164,063
5.000%, due 6/1/24‡	216,000	213,030
5.250%, due 6/1/26‡	275,000	270,187
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	130,000	118,788
5.625%, due 5/1/24	228,000	228,000
MGM Resorts International
4.625%, due 9/1/26	129,000	116,584
5.250%, due 3/31/20	150,000	151,688
6.000%, due 3/15/23	314,000	317,925
6.625%, due 12/15/21	350,000	365,750
7.750%, due 3/15/22	150,000	160,875
Navistar International Corp.
6.625%, due 11/1/25‡	250,000	255,000
QVC, Inc.
4.450%, due 2/15/25	115,000	109,062
4.850%, due 4/1/24	111,000	109,576
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	202,000	190,890
5.500%, due 4/15/27‡	150,000	141,938
		5,773,763

Consumer Staples — 2.3%
B&G Foods, Inc.
5.250%, due 4/1/25	225,000	214,312
Energizer Gamma Acquisition, Inc.
6.375%, due 7/15/26‡	75,000	75,000
Energizer Holdings, Inc.
5.500%, due 6/15/25‡	160,000	155,600
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	152,000	148,010
4.875%, due 11/1/26‡	215,000	207,475
Post Holdings, Inc.
5.000%, due 8/15/26‡	400,000	368,000
5.500%, due 3/1/25‡	247,000	238,972

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Staples (continued)
Spectrum Brands, Inc.
5.750%, due 7/15/25	$210,000	$203,700
Tempur Sealy International, Inc.
5.625%, due 10/15/23	125,000	122,188
TreeHouse Foods, Inc.
6.000%, due 2/15/24‡	225,000	224,719
		1,957,976

Energy — 14.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, due 9/15/24	175,000	170,625
Antero Resources Corp.
5.000%, due 3/1/25	175,000	169,969
5.125%, due 12/1/22	300,000	297,750
5.375%, due 11/1/21	179,000	179,000
5.625%, due 6/1/23	172,000	172,000
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, due 11/15/22‡	175,000	178,500
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27	327,000	319,642
5.875%, due 3/31/25	358,000	367,845
7.000%, due 6/30/24	330,000	356,400
Cheniere Energy Partners LP
5.250%, due 10/1/25	377,000	370,402
5.625%, due 10/1/26‡	250,000	245,625
Continental Resources, Inc.
3.800%, due 6/1/24	172,000	165,550
4.375%, due 1/15/28	350,000	338,625
4.500%, due 4/15/23	350,000	351,137
4.900%, due 6/1/44	130,000	121,550
5.000%, due 9/15/22	345,000	347,587
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, due 4/1/25	100,000	100,000
6.250%, due 4/1/23	200,000	204,000
DCP Midstream Operating LP
5.375%, due 7/15/25	100,000	101,375
Diamondback Energy, Inc.
4.750%, due 11/1/24‡	150,000	145,875
5.375%, due 5/31/25	175,000	174,125
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, due 1/30/26‡	230,000	235,750
5.750%, due 1/30/28‡	50,000	51,500
Energy Transfer LP
4.250%, due 3/15/23	196,000	194,040
5.500%, due 6/1/27	275,000	279,125
5.875%, due 1/15/24	242,000	254,100
7.500%, due 10/15/20	320,000	338,800
EnLink Midstream Partners LP
4.150%, due 6/1/25	50,000	46,458
4.400%, due 4/1/24	200,000	191,494
4.850%, due 7/15/26	175,000	165,058
5.050%, due 4/1/45	100,000	81,170
5.450%, due 6/1/47	150,000	126,582
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000%, due 12/1/24‡	150,000	141,750
5.750%, due 10/1/25‡	100,000	97,000

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Energy (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	$125,000	$123,750
Matador Resources Co.
5.875%, due 9/15/26‡	250,000	244,375
Murphy Oil Corp.
5.750%, due 8/15/25	75,000	74,705
6.875%, due 8/15/24	250,000	259,623
Newfield Exploration Co.
5.375%, due 1/1/26	153,000	154,408
5.625%, due 7/1/24	267,000	274,342
NuStar Logistics LP
5.625%, due 4/28/27	150,000	143,437
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	120,000	116,400
5.375%, due 1/15/25‡	185,000	180,375
5.625%, due 10/15/27‡	155,000	151,900
Radian Group, Inc.
4.500%, due 10/1/24	125,000	120,313
Range Resources Corp.
5.000%, due 8/15/22	100,000	98,000
5.000%, due 3/15/23	200,000	193,500
5.750%, due 6/1/21	150,000	151,500
SM Energy Co.
5.000%, due 1/15/24	100,000	95,000
5.625%, due 6/1/25	125,000	120,313
6.125%, due 11/15/22	75,000	75,938
Springleaf Finance Corp.
7.750%, due 10/1/21	102,000	107,865
8.250%, due 12/15/20	235,000	251,450
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23‡	225,000	217,688
5.500%, due 2/15/26‡	200,000	191,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.750%, due 10/1/23‡	100,000	99,000
5.500%, due 9/15/24‡	160,000	161,000
5.500%, due 1/15/28‡	210,000	206,850
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	50,000	48,063
5.000%, due 1/15/28	250,000	236,875
5.125%, due 2/1/25	50,000	48,750
5.375%, due 2/1/27	150,000	145,875
5.875%, due 4/15/26‡	250,000	251,250
6.750%, due 3/15/24	125,000	130,625
Whiting Petroleum Corp.
6.250%, due 4/1/23	100,000	100,500
WPX Energy, Inc.
5.250%, due 9/15/24	175,000	171,500
5.750%, due 6/1/26	150,000	149,250
8.250%, due 8/1/23	52,000	58,240
		12,234,069

Financials — 4.9%
Ally Financial, Inc.
3.750%, due 11/18/19	76,000	75,810
4.125%, due 3/30/20	200,000	200,000
4.125%, due 2/13/22	30,000	29,512
4.250%, due 4/15/21	175,000	174,781

	Principal Amount	Value
Corporate Bonds (continued)

Financials (continued)

Ally Financial, Inc. (continued)
4.625%, due 3/30/25	$155,000	$151,512
5.125%, due 9/30/24	228,000	231,705
8.000%, due 11/1/31	485,000	583,213
CIT Group, Inc.
4.125%, due 3/9/21	140,000	139,300
4.750%, due 2/16/24	125,000	123,125
5.000%, due 8/15/22	271,000	272,016
5.250%, due 3/7/25	102,000	102,638
MSCI, Inc.
4.750%, due 8/1/26‡	127,000	122,555
5.250%, due 11/15/24‡	180,000	180,900
5.375%, due 5/15/27‡	150,000	148,500
5.750%, due 8/15/25‡	200,000	205,000
Navient Corp.
5.000%, due 10/26/20	125,000	125,469
5.875%, due 3/25/21	175,000	176,969
6.625%, due 7/26/21	150,000	154,875
Series MTN, 4.875%, due 6/17/19	180,000	180,900
Series MTN, 8.000%, due 3/25/20	385,000	402,325
Springleaf Finance Corp.
5.250%, due 12/15/19	175,000	176,969
6.125%, due 5/15/22	275,000	276,375
		4,234,449
Health Care — 12.9%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	175,000	175,219
Bausch Health Cos., Inc.
5.500%, due 11/1/25‡	427,000	419,528
6.500%, due 3/15/22‡	244,000	252,540
7.000%, due 3/15/24‡	500,000	523,125
Centene Corp.
4.750%, due 5/15/22	335,000	335,000
4.750%, due 1/15/25	352,000	347,600
5.375%, due 6/1/26‡	450,000	456,750
5.625%, due 2/15/21	204,000	207,060
6.125%, due 2/15/24	155,000	161,975
DaVita, Inc.
5.000%, due 5/1/25	400,000	377,000
5.125%, due 7/15/24	355,000	339,025
5.750%, due 8/15/22	350,000	354,375
Elanco Animal Health, Inc.
3.912%, due 8/27/21‡	100,000	100,106
4.272%, due 8/28/23‡	175,000	174,527
4.900%, due 8/28/28‡	175,000	172,719
Encompass Health Corp.
5.750%, due 11/1/24	320,000	319,200
HCA Healthcare, Inc.
6.250%, due 2/15/21	110,000	114,263
HCA, Inc.
4.250%, due 10/15/19	35,000	35,131
4.500%, due 2/15/27	117,000	113,490
4.750%, due 5/1/23	195,000	196,462
5.000%, due 3/15/24	300,000	303,750
5.250%, due 4/15/25	71,000	72,509
5.250%, due 6/15/26	125,000	127,187
5.375%, due 2/1/25	192,000	193,200
5.375%, due 9/1/26	75,000	74,250
5.500%, due 6/15/47	175,000	172,375
5.625%, due 9/1/28	100,000	99,000
5.875%, due 3/15/22	125,000	130,625

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
HCA, Inc. (continued)
5.875%, due 5/1/23	$125,000	$129,375
5.875%, due 2/15/26	225,000	230,062
6.500%, due 2/15/20	326,000	336,595
7.500%, due 2/15/22	257,000	278,845
Hologic, Inc.
4.375%, due 10/15/25‡	275,000	257,813
IQVIA, Inc.
4.875%, due 5/15/23‡	155,000	153,644
5.000%, due 10/15/26‡	258,000	247,680
LifePoint Health, Inc.
5.375%, due 5/1/24	100,000	104,875
5.500%, due 12/1/21	250,000	253,750
5.875%, due 12/1/23	150,000	156,938
Molina Healthcare, Inc.
5.375%, due 11/15/22	200,000	199,500
Service Corp. International
4.625%, due 12/15/27	150,000	141,000
5.375%, due 1/15/22	100,000	100,875
5.375%, due 5/15/24	205,000	207,306
Teleflex, Inc.
4.625%, due 11/15/27	74,000	69,005
Tenet Healthcare Corp.
4.375%, due 10/1/21	285,000	280,725
4.625%, due 7/15/24	452,000	434,485
5.125%, due 5/1/25	372,000	357,120
6.000%, due 10/1/20	400,000	409,000
WellCare Health Plans, Inc.
5.250%, due 4/1/25	261,000	260,348
5.375%, due 8/15/26‡	150,000	150,000
		11,106,932
Industrials — 7.1%
ADT Security Corp. (The)
3.500%, due 7/15/22	245,000	227,237
6.250%, due 10/15/21	205,000	210,637
AECOM
5.125%, due 3/15/27	225,000	208,969
5.875%, due 10/15/24	184,000	187,220
Aramark Services, Inc.
4.750%, due 6/1/26	115,000	109,537
5.000%, due 4/1/25‡	200,000	197,500
5.000%, due 2/1/28‡	300,000	284,250
5.125%, due 1/15/24	123,000	122,385
Iron Mountain, Inc.
4.375%, due 6/1/21‡	155,000	154,225
KB Home
7.000%, due 12/15/21	150,000	156,000
Lennar Corp.
4.125%, due 1/15/22	105,000	102,375
4.500%, due 11/15/19	125,000	125,312
4.500%, due 4/30/24	175,000	167,125
4.750%, due 4/1/21	180,000	180,675
4.750%, due 5/30/25	94,000	89,535
4.750%, due 11/29/27	175,000	163,188
5.875%, due 11/15/24	125,000	125,938
PulteGroup, Inc.
4.250%, due 3/1/21	180,000	179,325
5.000%, due 1/15/27	150,000	138,750
5.500%, due 3/1/26	172,000	168,560
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	75,000	74,438
5.375%, due 4/15/23‡	210,000	210,525

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
Standard Industries, Inc.
4.750%, due 1/15/28‡	$275,000	$245,781
5.375%, due 11/15/24‡	189,000	181,440
5.500%, due 2/15/23‡	78,000	76,440
6.000%, due 10/15/25‡	279,000	274,466
Toll Brothers Finance Corp.
4.875%, due 3/15/27	100,000	92,250
TransDigm, Inc.
6.000%, due 7/15/22	309,000	310,545
United Rentals North America, Inc.
4.625%, due 10/15/25	225,000	208,406
4.875%, due 1/15/28	475,000	427,500
5.500%, due 7/15/25	143,000	139,246
5.500%, due 5/15/27	172,000	162,970
5.750%, due 11/15/24	190,000	190,238
5.875%, due 9/15/26	250,000	244,063
		6,137,051

Information Technology — 6.8%
CDK Global, Inc.
4.875%, due 6/1/27	175,000	164,062
5.000%, due 10/15/24	115,000	113,850
5.875%, due 6/15/26	75,000	75,562
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	102,000	101,490
5.000%, due 9/1/25	125,000	120,937
5.500%, due 12/1/24	160,000	161,200
CommScope Technologies LLC
5.000%, due 3/15/27‡	205,000	183,988
6.000%, due 6/15/25‡	330,000	320,925
CommScope, Inc.
5.000%, due 6/15/21‡	125,000	124,531
5.500%, due 6/15/24‡	180,000	174,150
Dell International LLC / EMC Corp.
5.875%, due 6/15/21‡	425,000	431,375
7.125%, due 6/15/24‡	455,000	481,163
EMC Corp.
2.650%, due 6/1/20	339,000	330,101
3.375%, due 6/1/23	305,000	284,794
First Data Corp.
5.000%, due 1/15/24‡	491,000	484,863
5.375%, due 8/15/23‡	253,000	255,214
5.750%, due 1/15/24‡	483,000	487,226
Nuance Communications, Inc.
5.625%, due 12/15/26	130,000	126,750
Sensata Technologies BV
5.000%, due 10/1/25‡	175,000	168,875
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	167,000	169,923
Symantec Corp.
5.000%, due 4/15/25‡	266,000	252,624
VeriSign, Inc.
4.750%, due 7/15/27	175,000	164,938
5.250%, due 4/1/25	120,000	119,400
Western Digital Corp.
4.750%, due 2/15/26	552,000	509,910
		5,807,851

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Materials — 8.5%
Alcoa Nederland Holding BV
6.125%, due 5/15/28‡	$100,000	$99,125
6.750%, due 9/30/24‡	196,000	205,800
7.000%, due 9/30/26‡	140,000	147,697
Arconic, Inc.
5.125%, due 10/1/24	255,000	249,900
5.400%, due 4/15/21	325,000	327,844
6.150%, due 8/15/20	275,000	284,378
Ashland LLC
4.750%, due 8/15/22	305,000	302,712
Ball Corp.
4.000%, due 11/15/23	236,000	229,215
4.375%, due 12/15/20	175,000	175,000
4.875%, due 3/15/26	152,000	149,720
5.250%, due 7/1/25	270,000	271,350
Berry Global, Inc.
4.500%, due 2/15/26‡	125,000	116,875
5.125%, due 7/15/23	183,000	181,856
5.500%, due 5/15/22	125,000	125,000
Blue Cube Spinco LLC
9.750%, due 10/15/23	160,000	177,200
10.000%, due 10/15/25	150,000	169,875
CF Industries, Inc.
5.150%, due 3/15/34	185,000	169,737
5.375%, due 3/15/44	175,000	155,750
Chemours Co. (The)
6.625%, due 5/15/23	205,000	209,612
7.000%, due 5/15/25	220,000	226,325
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	100,000	98,000
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26‡	334,000	315,212
Freeport-McMoRan, Inc.
3.550%, due 3/1/22	525,000	497,438
3.875%, due 3/15/23	500,000	463,750
4.000%, due 11/14/21	77,000	75,075
4.550%, due 11/14/24	214,000	198,218
6.875%, due 2/15/23	200,000	209,500
Olin Corp.
5.000%, due 2/1/30	119,000	106,654
5.125%, due 9/15/27	150,000	140,250
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	134,000	132,325
5.875%, due 8/15/23‡	145,000	144,275
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, due 7/15/23‡	408,000	397,800
Sealed Air Corp.
4.875%, due 12/1/22‡	135,000	133,313
5.125%, due 12/1/24‡	62,000	60,450
Steel Dynamics, Inc.
5.125%, due 10/1/21	200,000	201,250
5.500%, due 10/1/24	65,000	65,325
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	100,000	100,750
		7,314,556

	Principal Amount	Value
Corporate Bonds (continued)

Media — 11.5%
Altice US Finance I Corp.
5.375%, due 7/15/23‡	$272,000	$271,320
5.500%, due 5/15/26‡	375,000	365,156
AMC Networks, Inc.
4.750%, due 8/1/25	200,000	186,000
5.000%, due 4/1/24	166,000	158,945
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	75,000	71,437
5.000%, due 2/1/28‡	425,000	396,844
5.125%, due 2/15/23	204,000	202,470
5.125%, due 5/1/23‡	185,000	184,075
5.125%, due 5/1/27‡	200,000	188,000
5.250%, due 9/30/22	100,000	100,500
5.375%, due 5/1/25‡	50,000	49,000
5.500%, due 5/1/26‡	300,000	291,000
5.750%, due 9/1/23	135,000	136,012
5.750%, due 1/15/24	75,000	75,562
5.750%, due 2/15/26‡	600,000	594,000
5.875%, due 4/1/24‡	300,000	302,625
5.875%, due 5/1/27‡	2,000	1,965
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, due 12/15/21‡	200,000	199,500
CSC Holdings LLC
5.250%, due 6/1/24	225,000	216,562
5.375%, due 2/1/28‡	250,000	235,625
5.500%, due 4/15/27‡	300,000	288,375
6.625%, due 10/15/25‡	200,000	209,250
6.750%, due 11/15/21	232,000	242,440
10.875%, due 10/15/25‡	400,000	461,000
Gray Television, Inc.
5.125%, due 10/15/24‡	100,000	95,000
Lamar Media Corp.
5.375%, due 1/15/24	126,000	126,315
Live Nation Entertainment, Inc.
4.875%, due 11/1/24‡	147,000	140,936
Netflix, Inc.
4.375%, due 11/15/26	158,000	144,570
4.875%, due 4/15/28‡	425,000	389,938
5.375%, due 2/1/21	150,000	152,813
5.500%, due 2/15/22	210,000	213,675
5.875%, due 2/15/25	250,000	254,063
5.875%, due 11/15/28‡	400,000	392,000
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡	100,000	97,375
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, due 2/15/22	180,000	180,900
5.625%, due 2/15/24	135,000	135,000
5.875%, due 3/15/25	75,000	75,094
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	200,000	192,500
5.000%, due 8/1/27‡	387,000	362,813
5.375%, due 4/15/25‡	225,000	221,063
5.375%, due 7/15/26‡	225,000	219,375
6.000%, due 7/15/24‡	482,000	492,845

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Media (continued)
TEGNA, Inc.
5.125%, due 7/15/20	$90,000	$90,225
6.375%, due 10/15/23	175,000	178,937
Tribune Media Co.
5.875%, due 7/15/22	300,000	303,750
		9,886,850

Real Estate — 0.9%
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	250,000	240,000
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, due 12/1/21‡	160,000	157,200
Starwood Property Trust, Inc.
3.625%, due 2/1/21‡	125,000	121,250
4.750%, due 3/15/25	100,000	95,125
5.000%, due 12/15/21	191,000	189,568
		803,143

Telecommunication Services — 10.4%
CenturyLink, Inc.
5.625%, due 4/1/20	275,000	278,437
5.800%, due 3/15/22	325,000	325,000
6.450%, due 6/15/21	350,000	357,875
CyrusOne LP / CyrusOne Finance Corp.
5.000%, due 3/15/24	160,000	159,800
5.375%, due 3/15/27	125,000	124,062
Equinix, Inc.
5.375%, due 1/1/22	175,000	178,500
5.375%, due 4/1/23	250,000	253,750
5.375%, due 5/15/27	322,000	318,780
5.750%, due 1/1/25	80,000	81,500
5.875%, due 1/15/26	231,000	234,176
Hughes Satellite Systems Corp.
5.250%, due 8/1/26	200,000	190,500
Level 3 Financing, Inc.
5.125%, due 5/1/23	210,000	209,212
5.250%, due 3/15/26	200,000	191,500
5.375%, due 8/15/22	100,000	100,000
5.375%, due 1/15/24	200,000	198,000
5.375%, due 5/1/25	200,000	195,500
5.625%, due 2/1/23	174,000	174,652
Level 3 Parent LLC
5.750%, due 12/1/22	150,000	149,625
SBA Communications Corp.
4.000%, due 10/1/22	110,000	105,600
4.875%, due 7/15/22	195,000	193,781
4.875%, due 9/1/24	285,000	275,025
Sprint Capital Corp.
6.900%, due 5/1/19	24,000	24,300
Sprint Communications, Inc.
7.000%, due 3/1/20‡	240,000	248,400
7.000%, due 8/15/20	360,000	373,050
Sprint Corp.
7.250%, due 9/15/21	500,000	523,125

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunication Services (continued)
T-Mobile USA, Inc.
4.000%, due 4/15/22	$250,000	$246,875
4.500%, due 2/1/26	250,000	233,750
4.750%, due 2/1/28	317,000	292,829
5.125%, due 4/15/25	100,000	98,500
5.375%, due 4/15/27	154,000	150,343
6.000%, due 3/1/23	230,000	235,175
6.000%, due 4/15/24	304,000	311,980
6.375%, due 3/1/25	290,000	298,338
6.500%, due 1/15/24	250,000	258,750
6.500%, due 1/15/26	425,000	447,313
Zayo Group LLC / Zayo Capital, Inc.
5.750%, due 1/15/27‡	375,000	367,500
6.000%, due 4/1/23	365,000	372,300
6.375%, due 5/15/25	169,000	172,803
		8,950,606

Transportation — 0.4%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	32,000	32,039
5.500%, due 10/1/19‡	194,000	195,701
XPO Logistics, Inc.
6.125%, due 9/1/23‡	150,000	153,375
		381,115

Utilities — 3.8%
AES Corp.
4.000%, due 3/15/21	100,000	99,000
4.500%, due 3/15/23	200,000	196,250
5.125%, due 9/1/27	100,000	98,750
5.500%, due 4/15/25	129,000	129,322
6.000%, due 5/15/26	160,000	164,000
Calpine Corp.
5.875%, due 1/15/24‡	100,000	99,750
6.000%, due 1/15/22‡	210,000	211,050
Clearway Energy Operating LLC
5.375%, due 8/15/24	125,000	123,750
5.750%, due 10/15/25‡	150,000	147,750
NextEra Energy Operating Partners LP
4.250%, due 9/15/24‡	150,000	142,500
4.500%, due 9/15/27‡	100,000	92,250
NRG Energy, Inc.
5.750%, due 1/15/28‡	200,000	199,000
6.250%, due 5/1/24	184,000	188,600
6.625%, due 1/15/27	300,000	310,500
7.250%, due 5/15/26	250,000	266,250
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	125,000	118,125
Vistra Energy Corp.
5.875%, due 6/1/23	125,000	126,875
7.625%, due 11/1/24	342,000	361,665
Vistra Operations Co. LLC
5.500%, due 9/1/26‡	200,000	196,750
		3,272,137
Total Corporate Bonds (Cost $80,526,170)		77,860,498

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value

Foreign Bonds — 7.6%

Consumer Discretionary — 2.3%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡	$405,000	$380,700
4.625%, due 1/15/22‡	179,000	177,434
5.000%, due 10/15/25‡	689,000	645,937
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	400,000	401,000
5.250%, due 4/15/23	321,000	319,395
Jaguar Land Rover Automotive PLC, (United Kingdom)
4.250%, due 11/15/19‡	65,000	64,675
		1,989,141

Energy — 0.4%
MEG Energy Corp., (Canada)
6.500%, due 1/15/25‡	200,000	206,500
Seven Generations Energy Ltd., (Canada)
6.750%, due 5/1/23‡	100,000	102,500
		309,000

Financials — 1.4%
Avolon Holdings Funding Ltd., (Ireland)
5.125%, due 10/1/23‡	225,000	220,781
5.500%, due 1/15/23‡	100,000	99,250
Park Aerospace Holdings Ltd., (Ireland)
4.500%, due 3/15/23‡	200,000	190,250
5.250%, due 8/15/22‡	400,000	397,081
5.500%, due 2/15/24‡	350,000	343,478
		1,250,840

Industrials — 0.4%
Bombardier, Inc., (Canada)
8.750%, due 12/1/21‡	300,000	322,500

Information Technology — 0.9%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	75,000	71,531
4.375%, due 6/12/27	112,000	105,281
5.375%, due 5/15/19	3,000	3,026
Open Text Corp., (Canada)
5.625%, due 1/15/23‡	200,000	200,500
5.875%, due 6/1/26‡	167,000	167,209
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	222,000	217,505
		765,052

Materials — 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	200,000	193,750
4.625%, due 5/15/23‡	182,000	176,995
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	159,000	153,634
		524,379

	Principal Amount	Value
Foreign Bonds (continued)

Media — 1.0%
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	$175,000	$165,812
5.375%, due 6/15/24‡	160,000	159,800
Virgin Media Secured Finance PLC, (United Kingdom)
5.250%, due 1/15/26‡	250,000	231,875
5.500%, due 1/15/25‡	125,000	121,563
5.500%, due 8/15/26‡	175,000	165,156
		844,206

Telecommunication Services — 0.6%
Inmarsat Finance PLC, (United Kingdom)
4.875%, due 5/15/22‡	270,000	263,250
Intelsat Jackson Holdings SA, (Luxembourg)
9.500%, due 9/30/22‡	100,000	116,000
Millicom International Cellular SA, (Colombia)
6.000%, due 3/15/25‡	125,000	123,750
		503,000
Total Foreign Bonds (Cost $6,732,717)		6,508,118

Short-Term Investment — 1.6%

Money Market Fund — 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.05%(a) (Cost $1,372,473)	1,372,473	1,372,473
Total Investments — 99.6% (Cost $88,631,360)		85,741,089

Other Assets and Liabilities, Net — 0.4%		367,659

Net Assets — 100.0%		$86,108,748

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Corporate Bonds	$—	$77,860,498	$—	$77,860,498
Foreign Bonds	—	6,508,118	—	6,508,118
Short-Term Investment:
Money Market Fund	1,372,473	—	—	1,372,473
Total Investments in Securities	$1,372,473	$84,368,616	$—	$85,741,089

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 99.9%

Basic Materials — 5.8%
AdvanSix, Inc.*	68,010	$1,886,597
Clearwater Paper Corp.*	60,496	1,460,374
Commercial Metals Co.	115,612	2,203,565
Hawkins, Inc.	67,294	2,265,116
Koppers Holdings, Inc.*	57,552	1,539,516
Kraton Corp.*	49,578	1,365,378
Nexeo Solutions, Inc.*(a)	221,067	2,310,150
Peabody Energy Corp.	64,805	2,297,337
Stepan Co.	28,436	2,348,529
SunCoke Energy, Inc.*	219,833	2,462,130
Tredegar Corp.	131,777	2,451,052
Trinseo SA	31,944	1,721,143
Veritiv Corp.*	60,341	2,011,769
Total Basic Materials		26,322,656

Consumer Goods — 7.4%
ACCO Brands Corp.	188,480	1,521,034
Avon Products, Inc.*	832,890	1,632,464
Beazer Homes USA, Inc.*(a)	148,303	1,306,549
Fossil Group, Inc.*(a)	186,253	4,043,553
HNI Corp.	65,542	2,483,386
M/I Homes, Inc.*	74,267	1,795,033
MDC Holdings, Inc.	84,721	2,380,660
Meritage Homes Corp.*	52,275	1,947,244
Stoneridge, Inc.*	85,702	2,177,688
Taylor Morrison Home Corp., Class A*	101,605	1,680,547
Tenneco, Inc., Class A	43,109	1,484,243
Tower International, Inc.	85,241	2,530,805
Unifi, Inc.*	65,253	1,493,641
Vista Outdoor, Inc.*	144,939	1,811,738
William Lyon Homes, Class A*	86,045	1,166,770
Winnebago Industries, Inc.(a)	62,909	1,733,772
Zynga, Inc., Class A*	646,286	2,352,481
Total Consumer Goods		33,541,608

Consumer Services — 13.9%
Asbury Automotive Group, Inc.*(a)	35,042	2,281,234
Avis Budget Group, Inc.*	50,501	1,420,088
Barnes & Noble Education, Inc.*	343,309	1,960,294
Beacon Roofing Supply, Inc.*	44,572	1,244,004
Bloomin’ Brands, Inc.	97,422	1,943,569
Bojangles’, Inc.*(a)	170,786	2,700,127
Brinker International, Inc.	65,523	2,840,422
Caleres, Inc.	70,400	2,407,680
Career Education Corp.*	180,016	2,588,630
Chico’s FAS, Inc.(a)	261,661	2,006,940
Citi Trends, Inc.	76,526	1,938,404
Del Frisco’s Restaurant Group, Inc.*	155,109	1,046,986
Group 1 Automotive, Inc.(a)	36,201	2,090,246
Hawaiian Holdings, Inc.	61,121	2,115,398
J. Jill, Inc.*(a)	535,161	2,702,563
Liberty Expedia Holdings, Inc., Class A*	60,220	2,614,753
Liberty TripAdvisor Holdings, Inc., Class A*	220,039	3,172,962
Lithia Motors, Inc., Class A	23,532	2,096,231
Marcus Corp. (The)	77,938	3,041,141
New Media Investment Group, Inc.	138,005	1,938,970
Office Depot, Inc.	1,100,190	2,816,486
Penn National Gaming, Inc.*	90,075	2,187,021
Providence Service Corp. (The)*	34,213	2,261,137

	Shares	Value
Common Stocks (continued)

Consumer Services (continued)
Regis Corp.*(a)	156,338	$2,632,732
Rush Enterprises, Inc., Class A	55,669	1,970,126
Sally Beauty Holdings, Inc.*(a)	143,794	2,560,971
SP Plus Corp.*	66,445	2,123,582
SpartanNash Co.	137,445	2,453,393
Total Consumer Services		63,156,090

Financials — 27.3%
Access National Corp.	82,909	2,153,147
American Equity Investment Life Holding Co.	80,567	2,515,302
American National Insurance Co.	20,224	2,492,406
Ashford Hospitality Trust, Inc.	366,161	1,885,729
Bancorp, Inc. (The)*	219,018	2,299,689
BancorpSouth Bank	74,385	2,134,849
Banner Corp.	42,972	2,484,641
Berkshire Hills Bancorp, Inc.	62,330	2,079,952
BGC Partners, Inc., Class A	175,865	1,862,410
Camden National Corp.	53,154	2,155,395
CenterState Bank Corp.	89,160	2,191,553
Community Trust Bancorp, Inc.	52,333	2,381,675
Customers Bancorp, Inc.*	81,146	1,662,682
Employers Holdings, Inc.	58,479	2,687,695
Evercore, Inc., Class A	27,126	2,215,923
FBL Financial Group, Inc., Class A	34,109	2,352,839
Federated Investors, Inc., Class B	70,819	1,747,105
Fidelity Southern Corp.	102,532	2,380,793
First BanCorp*	392,924	3,626,688
First Busey Corp.	79,589	2,222,125
First Defiance Financial Corp.	82,533	2,246,548
First Foundation, Inc.*	127,585	2,068,153
First Interstate BancSystem, Inc., Class A	59,808	2,479,640
FirstCash, Inc.	29,114	2,340,766
Great Southern Bancorp, Inc.	47,355	2,564,273
Great Western Bancorp, Inc.	58,739	2,152,784
Greenlight Capital Re Ltd., Class A*(a)	147,377	1,708,099
Hanmi Financial Corp.	76,925	1,613,886
Health Insurance Innovations, Inc., Class A*	81,848	4,002,367
Heartland Financial USA, Inc.	44,589	2,369,459
Hilltop Holdings, Inc.	100,828	2,006,477
Hope Bancorp, Inc.	130,039	1,882,965
Horace Mann Educators Corp.	55,330	2,173,362
Houlihan Lokey, Inc.	53,037	2,184,064
Kemper Corp.	41,497	3,120,159
Maiden Holdings Ltd.(a)	363,908	1,277,317
Meta Financial Group, Inc.	64,985	1,640,221
MidWestOne Financial Group, Inc.	71,055	2,047,095
National General Holdings Corp.	97,301	2,710,806
Opus Bank	84,479	1,604,256
Peapack Gladstone Financial Corp.	70,840	1,911,972
PennyMac Financial Services, Inc.	106,389	2,126,716
Peoples Bancorp, Inc.	66,726	2,284,031
Piper Jaffray Cos.	28,481	1,976,012
QCR Holdings, Inc.	52,739	1,921,282
Renasant Corp.	55,579	1,938,596
RMR Group, Inc. (The), Class A	33,817	2,566,034
Selective Insurance Group, Inc.	38,968	2,527,075
TCF Financial Corp.	103,701	2,165,277
Towne Bank/Portsmouth VA	82,707	2,326,548

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)

Financials (continued)
TriState Capital Holdings, Inc.*(a)	101,737	$2,565,807
United Fire Group, Inc.	51,980	2,798,083
United Insurance Holdings Corp.(a)	123,585	2,437,096
Universal Insurance Holdings, Inc.	74,150	3,112,817
Walker & Dunlop, Inc.	39,808	1,670,344
Total Financials		124,052,985

Health Care — 3.4%
Aceto Corp.	311,238	638,038
BioTime, Inc.*(a)	879,332	1,714,697
Enanta Pharmaceuticals, Inc.*(a)	29,234	2,255,696
HealthStream, Inc.	95,264	2,506,396
Lantheus Holdings, Inc.*	148,767	2,078,275
Magellan Health, Inc.*	22,086	1,436,915
Syneos Health, Inc.*(a)	66,631	3,040,373
Triple-S Management Corp., Class B*	90,489	1,552,791
Total Health Care		15,223,181

Industrials — 29.1%
AAR Corp.	53,625	2,551,477
ABM Industries, Inc.(a)	70,651	2,172,518
Anixter International, Inc.*	31,227	2,051,302
ArcBest Corp.	73,803	2,739,567
Argan, Inc.	55,074	2,424,357
ASGN, Inc.*	28,888	1,937,807
Atkore International Group, Inc.*	119,164	2,295,099
Atlas Air Worldwide Holdings, Inc.*(a)	39,130	2,019,891
Barrett Business Services, Inc.	28,540	1,795,737
Benchmark Electronics, Inc.	79,242	1,729,853
Blue Bird Corp.*	99,805	1,857,371
Builders FirstSource, Inc.*	119,225	1,476,005
CBIZ, Inc.*	129,611	2,874,772
Covenant Transportation Group, Inc., Class A*	79,296	1,984,779
CRA International, Inc.	45,236	1,906,697
Donnelley Financial Solutions, Inc.*	137,765	2,142,246
Ducommun, Inc.*	77,860	2,893,278
Encore Wire Corp.	41,718	1,843,936
Engility Holdings, Inc.*	96,942	3,008,110
Forward Air Corp.	44,747	2,684,372
Foundation Building Materials, Inc.*	158,646	1,511,896
FTI Consulting, Inc.*	48,862	3,376,853
Global Brass & Copper Holdings, Inc.	70,715	2,236,008
GMS, Inc.*	77,401	1,272,472
GP Strategies Corp.*	104,434	1,525,781
Griffon Corp.	129,611	1,570,885
Heidrick & Struggles International, Inc.	75,693	2,612,165
Heritage-Crystal Clean, Inc.*	100,443	2,309,185
Hub Group, Inc., Class A*	56,521	2,589,792
Hyster-Yale Materials Handling, Inc.	33,826	2,044,782
ICF International, Inc.	40,468	2,980,063
Imperva, Inc.*	54,628	3,023,660
Integer Holdings Corp.*	41,830	3,115,080
Kelly Services, Inc., Class A	81,453	1,913,331
Kforce, Inc.	87,447	2,695,117
Korn/Ferry International	45,849	2,069,624
LSC Communications, Inc.	135,554	1,278,274
Lydall, Inc.*	49,025	1,464,377

	Shares	Value
Common Stocks (continued)

Industrials (continued)
ManTech International Corp., Class A	42,642	$2,442,534
Mueller Industries, Inc.	90,420	2,201,727
NCI Building Systems, Inc.*	133,639	1,637,078
Patrick Industries, Inc.*(a)	38,243	1,663,953
Primoris Services Corp.	94,693	2,004,651
Quad/Graphics, Inc.	93,309	1,439,758
Quanex Building Products Corp.	135,944	2,014,690
Resources Connection, Inc.	146,013	2,382,932
REV Group, Inc.	113,939	1,243,074
Saia, Inc.*	31,475	1,978,518
Spartan Motors, Inc.	137,523	925,530
SPX Corp.*	72,827	2,135,288
SPX FLOW, Inc.*	48,086	1,645,984
Sykes Enterprises, Inc.*	81,734	2,506,782
TrueBlue, Inc.*	91,329	2,130,706
TTM Technologies, Inc.*(a)	154,703	1,810,025
Universal Forest Products, Inc.	72,895	2,060,742
US Concrete, Inc.*(a)	39,163	1,278,280
Viad Corp.	45,097	2,159,695
VSE Corp.	45,736	1,434,281
Wabash National Corp.	113,666	1,716,357
Wesco Aircraft Holdings, Inc.*(a)	230,772	2,349,259
WESCO International, Inc.*	38,122	1,912,962
World Fuel Services Corp.	96,351	3,083,232
YRC Worldwide, Inc.*	267,882	2,212,705
Total Industrials		132,349,262

Oil & Gas — 3.1%
C&J Energy Services, Inc.*	91,611	1,720,454
Exterran Corp.*	88,591	1,850,666
PBF Energy, Inc., Class A	69,775	2,920,084
Renewable Energy Group, Inc.*	184,798	5,743,522
TETRA Technologies, Inc.*	630,776	1,873,405
Total Oil & Gas		14,108,131

Technology — 8.7%
Advanced Energy Industries, Inc.*	37,018	1,592,884
Alpha & Omega Semiconductor Ltd.*	153,100	1,419,237
Amkor Technology, Inc.*	233,504	1,669,554
CACI International, Inc., Class A*	15,629	2,789,151
ePlus, Inc.*	30,443	2,584,002
FormFactor, Inc.*	173,291	2,121,082
Insight Enterprises, Inc.*	67,718	3,500,343
MicroStrategy, Inc., Class A*	18,337	2,309,912
MobileIron, Inc.*	477,860	2,310,453
OneSpan, Inc.*	182,658	2,680,506
Perficient, Inc.*	103,202	2,582,114
Presidio, Inc.	151,239	2,026,603
ScanSource, Inc.*	66,537	2,586,959
Ultra Clean Holdings, Inc.*(a)	122,879	1,292,687
Unisys Corp.*(a)	220,039	4,050,918
Vectrus, Inc.*	63,519	1,702,309
Verint Systems, Inc.*	55,527	2,535,918
Total Technology		39,754,632

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks (continued)

Telecommunications — 0.6%
Telephone & Data Systems, Inc.	84,388	$2,601,682

Utilities — 0.6%
SJW Group	44,876	2,725,319
Total Common Stocks (Cost $495,170,205)		453,835,546

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(b) (Cost $581,047)	581,047	581,047

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 0.9%

Money Market Fund — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.06%(b) (Cost $3,866,968)	3,866,968	$3,866,968
Total Investments — 100.9% (Cost $499,618,220)		458,283,561

Other Assets and Liabilities, Net — (0.9)%		(3,925,997)

Net Assets — 100.0%		$454,357,564

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $31,145,360; total market value of collateral held by the Fund was $32,381,898. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $28,514,930.
(b)	Reflects the 1-day yield at October 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$453,835,546	$—	$—	$453,835,546
Short-Term Investment:
Money Market Fund	581,047	—	—	581,047
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,866,968	—	—	3,866,968
Total Investments in Securities	$458,283,561	$—	$—	$458,283,561

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Large Cap ETF

October 31, 2018 (unaudited)

	Shares	Value

Common Stocks — 99.8%

Basic Materials — 1.4%
LyondellBasell Industries NV, Class A	72,934	$6,510,818

Consumer Goods — 7.4%
Altria Group, Inc.	123,675	8,043,822
Archer-Daniels-Midland Co.	177,659	8,394,388
Ford Motor Co.	695,361	6,640,697
Molson Coors Brewing Co., Class B	102,296	6,546,944
Stanley Black & Decker, Inc.	50,323	5,863,636
Total Consumer Goods		35,489,487

Consumer Services — 5.1%
AmerisourceBergen Corp.	89,313	7,859,544
Booking Holdings, Inc.*	3,647	6,836,593
Ross Stores, Inc.	98,781	9,779,319
Total Consumer Services		24,475,456

Financials — 39.5%
Aflac, Inc.	176,075	7,583,550
Allstate Corp. (The)	81,285	7,780,600
American International Group, Inc.	141,580	5,845,838
Ameriprise Financial, Inc.	52,026	6,619,788
Bank of America Corp.	256,939	7,065,823
Bank of New York Mellon Corp. (The)	149,516	7,076,592
Berkshire Hathaway, Inc., Class B*	38,559	7,915,392
Capital One Financial Corp.	80,450	7,184,185
Chubb Ltd.	56,326	7,035,681
Citigroup, Inc.	114,175	7,473,896
Citizens Financial Group, Inc.	183,566	6,856,190
Goldman Sachs Group, Inc. (The)	30,568	6,889,110
Hartford Financial Services Group, Inc. (The)	149,533	6,791,789
KeyCorp	394,043	7,155,821
Lincoln National Corp.	105,472	6,348,360
Loews Corp.	154,878	7,211,120
MetLife, Inc.	167,837	6,913,206
Moody’s Corp.	47,692	6,938,232
Morgan Stanley	142,779	6,519,289
Northern Trust Corp.	74,645	7,021,855
Principal Financial Group, Inc.	126,501	5,954,402
Progressive Corp. (The)	126,477	8,815,447
Prudential Financial, Inc.	74,467	6,983,515
Regions Financial Corp.	414,632	7,036,305
State Street Corp.	77,289	5,313,619
SunTrust Banks, Inc.	113,149	7,089,916
Wells Fargo & Co.	147,058	7,827,897
Total Financials		189,247,418

Health Care — 11.6%
Anthem, Inc.	34,998	9,644,399
Biogen, Inc.*	28,146	8,563,983
Cigna Corp.	45,963	9,827,349
HCA Healthcare, Inc.	79,383	10,600,012
Laboratory Corp. of America Holdings*	47,615	7,644,588
Pfizer, Inc.	217,027	9,345,183
Total Health Care		55,625,514

	Shares	Value
Common Stocks (continued)

Industrials — 14.4%
Accenture PLC, Class A	50,263	$7,922,454
Cummins, Inc.	47,557	6,500,566
FedEx Corp.	32,103	7,073,575
Fidelity National Information Services, Inc.	80,051	8,333,309
Fiserv, Inc.*	107,972	8,562,180
General Dynamics Corp.	34,888	6,020,971
Ingersoll-Rand PLC	90,070	8,641,316
Lockheed Martin Corp.	22,718	6,675,684
Norfolk Southern Corp.	56,730	9,520,996
Total Industrials		69,251,051

Oil & Gas — 6.4%
Chevron Corp.	67,502	7,536,598
Marathon Petroleum Corp.	105,430	7,427,544
Phillips 66	80,234	8,249,660
Valero Energy Corp.	82,982	7,558,830
Total Oil & Gas		30,772,632

Technology — 9.1%
Applied Materials, Inc.	138,490	4,553,551
Cognizant Technology Solutions Corp., Class A	95,655	6,603,065
DXC Technology Co.	88,537	6,448,150
Hewlett Packard Enterprise Co.	439,220	6,698,105
HP, Inc.	351,445	8,483,882
Lam Research Corp.	37,987	5,383,898
Micron Technology, Inc.*	147,727	5,572,262
Total Technology		43,742,913

Telecommunications — 1.4%
AT&T, Inc.	216,129	6,630,838

Utilities — 3.5%
Exelon Corp.	197,503	8,652,607
PG&E Corp.*	175,346	8,207,946
Total Utilities		16,860,553
Total Common Stocks (Cost $505,883,522)		478,606,680

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.07%(a) (Cost $457,104)	457,104	457,104
Total Investments — 99.9% (Cost $506,340,626)		479,063,784

Other Assets and Liabilities, Net — 0.1%		312,457

Net Assets — 100.0%		$479,376,241

*	Non-income producing securities.
(a)	Reflects the 1-day yield at October 31, 2018.

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Large Cap ETF (continued)

October 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Common Stocks	$478,606,680	$—	$—	$478,606,680
Short-Term Investment:
Money Market Fund	457,104	—	—	457,104
Total Investments in Securities	$479,063,784	$—	$—	$479,063,784

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2018 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
Assets
Investments, at value (including securities on loan)(a)	$1,251,495,298	$7,000,204	$13,978,276	$4,646,448	$3,931,564
Cash	157,707	123	2,181	—	—
Due from broker	5,757,009	38,986	55,319	38,007	2,583
Securities lending income receivable	116,036	1,010	623	165	644
Prepaid expenses	4,598	24	47	16	12
Dividend receivable	3,463	18	25	11	8
Total Assets	1,257,534,111	7,040,365	14,036,471	4,684,647	3,934,811
Liabilities
Collateral for investments on loan	100,303,220	619,018	1,214,675	395,653	774,750
Due to broker	4,186,874	21,473	23,695	23,517	2,998
Advisory fees payable	523,719	4,106	8,184	2,752	2,028
Trustee fees payable	5,460	52	77	54	15
Accrued expenses and other liabilities	243	31	30	29	30
Total Liabilities	105,019,516	644,680	1,246,661	422,005	779,821
Net Assets	$1,152,514,595	$6,395,685	$12,789,810	$4,262,642	$3,154,990
Composition of Net Assets
Paid-in capital	$1,196,716,851	$12,437,402	$13,095,310	$4,352,678	$3,093,485
Total distributable earnings/(accumulated loss)(b)	(44,202,256)	(6,041,717)	(305,500)	(90,036)	61,505
Net Assets	$1,152,514,595	$6,395,685	$12,789,810	$4,262,642	$3,154,990
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	38,600,000	250,000	500,000	200,001	150,001
Net Asset Value Per Share	$29.86	$25.58	$25.58	$21.31	$21.03
Investments, at cost	$1,259,237,508	$7,179,996	$14,102,901	$4,916,921	$3,942,643
(a) Market value of securities on loan	$134,934,543	$836,611	$2,196,212	$644,213	$1,016,830
(b)    Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the Securities and Exchange Commission (“SEC”) eliminated the requirement to disclose undistributed/(overdistributed) net investment income, undistributed gain/loss and unrealized appreciation/depreciation. Total distributable earnings has been aggregated to conform to the current presentation requirements per the adoption of the Securities and Exchange Commissions’ Disclosure update and simplification. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Global Agribusiness Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$205,510,857	$664,390,584	$62,375,083	$10,586,086	$81,881,491
Cash	—	632,323	—	480	—
Foreign currency(b)	38,109	—	—	—	—
Cash deposited at broker for Swap collateral	28	—	—	—	—
Due from broker	3,439,324	13,601,222	—	—	—
Receivable for investments sold	11,823,141	101,913	—	—	—
Receivable for capital shares transactions	2,666,806	—	1,374,662	—	—
Dividend receivable	212,694	316,802	259	13,946	125,987
Reclaims receivable	153,321	13,602	—	2,123	—
Securities lending income receivable	2,992	1,021	4,612	951	3,992
Prepaid expenses	1,069	2,538	197	39	347
Total Assets	223,848,341	679,060,005	63,754,813	10,603,625	82,011,817
Liabilities
Payable for capital shares repurchased	13,357,757	—	—	—	—
Payable for investments purchased	2,344,134	3,357,728	1,374,671	—	—
Collateral for investments on loan	647,374	421,751	3,246,980	219,491	4,782,109
Advisory fees payable	142,054	410,390	22,520	6,774	45,992
Trustee fees payable	799	1,251	4	66	481
Due to broker	—	337,125	—	—	—
Foreign currency due to custodian	—	25,700	—	—	—
Accrued expenses and other liabilities	107	53	185	30	34
Total Liabilities	16,492,225	4,553,998	4,644,360	226,361	4,828,616
Net Assets	$207,356,116	$674,506,007	$59,110,453	$10,377,264	$77,183,201
Composition of Net Assets
Paid-in capital	$253,946,245	$663,126,172	$60,625,759	$18,431,405	$88,961,903
Total distributable earnings/(accumulated loss)(c)	(46,590,129)	11,379,835	(1,515,306)	(8,054,141)	(11,778,702)
Net Assets	$207,356,116	$674,506,007	$59,110,453	$10,377,264	$77,183,201
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	7,750,000	21,200,000	2,150,000	350,000	3,150,000
Net Asset Value Per Share	$26.76	$31.82	$27.49	$29.65	$24.50
Investments, at cost	$214,941,348	$653,361,704	$62,788,563	$10,713,394	$89,362,257
(a) Market value of securities on loan	$7,239,693	$2,076,188	$6,631,079	$1,327,513	$17,216,782
(b) Cost of foreign currency	$38,035	$(24,654)	$—	$—	$—
(c)   Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income, undistributed gain/loss and unrealized appreciation/depreciation. Total distributable earnings has been aggregated to conform to the current presentation requirements per the adoption of the Securities and Exchange Commissions’ Disclosure update and simplification. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF
Assets
Investments, at value (including securities on loan)(a)	$492,592,667	$10,293,127	$32,130,989	$51,664,674	$28,774,288
Foreign currency(b)	—	10,453	617	—	—
Cash deposited at broker for Forward foreign currency contracts collateral	20,000	—	—	—	—
Unrealized appreciation on Forward foreign currency contracts	4,888,105	141,912	—	—	—
Dividend receivable	1,386,805	9,653	265,578	486	48
Reclaims receivable	719,737	324,033	11,080	—	—
Receivable for investments sold	219,161	1,487	3,046	—	—
Securities lending income receivable	1,954	49	261	6,119	17,925
Prepaid expenses	1,884	—	125	175	276
Due from broker	238	159	—	313,433	—
Total Assets	499,830,551	10,780,873	32,411,696	51,984,887	28,792,537
Liabilities
Collateral for investments on loan	7,530,477	209,490	191,468	8,275,373	2,089,568
Payable for investments purchased	6,375,219	160,085	31,494	—	—
Unrealized depreciation on Forward foreign currency contracts	470,861	2,679	85,619	—	—
Due to broker	191,938	6,097	—	367,437	—
Advisory fees payable	79,956	2,337	8,135	16,930	7,726
Foreign currency due to custodian	8,598	—	—	—	—
Trustee fees payable	3,405	2,818	196	283	161
Cash due to custodian	—	255,501	128,152	—	23,087
Accrued expenses and other liabilities	322	251	33	36	29
Total Liabilities	14,660,776	639,258	445,097	8,660,059	2,120,571
Net Assets	$485,169,775	$10,141,615	$31,966,599	$43,324,828	$26,671,966
Composition of Net Assets
Paid-in capital	$515,164,288	$(509,608)	$30,215,359	$46,308,328	$33,085,241
Total distributable earnings/(accumulated loss)(c)	(29,994,513)	10,651,223	1,751,240	(2,983,500)	(6,413,275)
Net Assets	$485,169,775	$10,141,615	$31,966,599	$43,324,828	$26,671,966
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	24,800,001	550,001	1,550,001	1,900,001	1,450,001
Net Asset Value Per Share	$19.56	$18.44	$20.62	$22.80	$18.39
Investments, at cost	$536,865,604	$12,189,352	$29,077,144	$53,196,670	$28,979,966
(a) Market value of securities on loan	$8,136,716	$188,821	$404,818	$13,847,653	$2,040,819
(b) Cost of foreign currency	$(8,661)	$10,423	$610	$—	$—
(c)   Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income, undistributed gain/loss and unrealized appreciation/depreciation. Total distributable earnings has been aggregated to conform to the current presentation requirements per the adoption of the Securities and Exchange Commissions’ Disclosure update and simplification. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

	IQ Enhanced Core Plus Bond U.S. ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ Chaikin U.S. Small Cap ETF	IQ Chaikin U.S. Large Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$216,324,447	$85,741,089	$458,283,561	$479,063,784
Cash	—	—	32,219	—
Securities lending income receivable	52,714	—	4,218	—
Prepaid expenses	905	239	1,629	1,526
Dividend receivable	653	—	70,057	386,509
Receivable for investments sold	—	2,942,447	—	—
Receivable for capital shares transactions	—	—	—	2,385,454
Interest receivable	—	1,217,991	—	—
Total Assets	216,378,719	89,901,766	458,391,684	481,837,273
Liabilities
Collateral for investments on loan	39,522,772	—	3,866,968	—
Advisory fees payable	37,204	28,153	133,446	76,891
Trustee fees payable	1,397	831	1,437	1,187
Payable for investments purchased	—	3,763,953	32,219	2,382,943
Accrued expenses and other liabilities	69	81	50	11
Total Liabilities	39,561,442	3,793,018	4,034,120	2,461,032
Net Assets	$176,817,277	$86,108,748	$454,357,564	$479,376,241
Composition of Net Assets
Paid-in capital	$197,688,696	$91,418,411	$493,315,679	$494,495,337
Total distributable earnings/ (accumulated loss)(b)	(20,871,419)	(5,309,663)	(38,958,115)	(15,119,096)
	$176,817,277	$86,108,748	$454,357,564	$479,376,241
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	9,350,001	3,600,001	18,000,001	19,850,001
Net Asset Value Per Share	$18.91	$23.92	$25.24	$24.15
Investments, at cost	$218,243,275	$88,631,360	$499,618,220	$506,340,626
(a) Market value of securities on loan	$42,346,278	$—	$31,145,360	$—
(b)   Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income, undistributed gain/loss and unrealized appreciation/depreciation. Total distributable earnings has been aggregated to conform to the current presentation requirements per the adoption of the Securities and Exchange Commissions’ Disclosure update and simplification. (See Note 2)

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2018 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
Investment Income
Dividend income	$14,341,987	$67,592	$160,285	$108,495	$52,707
Securities lending income, net of borrower rebates	947,013	8,098	6,923	4,019	3,399
Total investment income	15,289,000	75,690	167,208	112,514	56,106
Expenses
Advisory fees (See Note 3)	4,364,254	24,785	48,743	29,684	12,123
Trustee fees	28,994	185	341	230	81
Legal fees	13,129	76	150	114	36
Compliance fees	1,837	11	20	13	6
Miscellaneous	153	29	29	29	29
Total expenses	4,408,367	25,086	49,283	30,070	12,275
Waiver/Reimbursement (See Note 3)	(1,283,685)	—	—	—	—
Net expenses	3,124,682	25,086	49,283	30,070	12,275
Net investment income	12,164,318	50,604	117,925	82,444	43,831
Realized and Unrealized Gain (Loss) on Investments and Swap Transactions
Net realized gain (loss) from:
Investment securities	3,440,439	77,176	15,085	(66,966)	(15,778)
Investment in affiliates	(189,686)	—	—	—	—
In-Kind redemptions	1,146,648	—	130,091	322,590	49,618
Affiliates In-Kind redemptions	2,817	—	—	—	—
Swap transactions	520,732	27,346	16,186	(4,698)	(16)
Net realized gain (loss)	4,920,950	104,522	161,362	250,926	33,824
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(38,013,740)	(347,100)	(277,639)	(376,410)	(57,586)
Investment in affiliates	(189,383)	—	—	—	—
Net change in net unrealized appreciation (depreciation)	(38,203,123)	(347,100)	(277,639)	(376,410)	(57,586)
Net realized and unrealized gain (loss)	(33,282,173)	(242,578)	(116,277)	(125,484)	(23,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,117,855)	$(191,974)	$1,648	$(43,040)	$20,069

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2018 (unaudited)

	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Global Agribusiness Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Investment Income
Dividend income*	$4,226,769	$3,573,055	$438,238	$83,190	$1,797,779
Securities lending income, net of borrower rebates	30,188	39,130	23,370	4,377	19,464
Total investment income	4,256,957	3,612,185	461,608	87,567	1,817,243
Expenses
Advisory fees (See Note 3)	995,140	2,236,223	117,460	42,741	295,244
Trustee fees	6,380	13,166	1,002	297	2,232
Legal fees	3,064	6,199	509	137	999
Compliance fees	483	880	76	18	132
Miscellaneous	29	29	26	29	30
Total expenses	1,005,096	2,256,497	119,073	43,222	298,637
Net investment income	3,251,861	1,355,688	342,535	44,345	1,518,606
Realized and Unrealized Gain (Loss) on Investments, Swap transactions and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(4,658,382)	5,455,123	(134,835)	642,491	(235,805)
In-Kind redemptions	7,368,304	1,845,672	—	—	675,430
Swap transactions	1,614,746	(941,768)	—	—	—
Foreign currency transactions	(81,047)	(281,061)	—	(4,136)	—
Net realized gain (loss)	4,243,621	6,077,966	(134,835)	638,355	439,625
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(17,773,380)	13,881,902	(306,576)	(2,179,534)	1,927,123
Foreign currency translations	(1,489)	8,687	—	1,373	—
Net change in net unrealized appreciation (depreciation)	(17,774,869)	13,890,589	(306,576)	(2,178,161)	1,927,123
Net realized and unrealized gain (loss)	(13,531,248)	19,968,555	(441,411)	(1,539,806)	2,366,748
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,279,387)	$21,324,243	$(98,876)	$(1,495,461)	$3,885,354
* Net of foreign taxes withheld of:	$267,662	$20,335	$—	$5,974	$—

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2018 (unaudited)

	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF
Investment Income
Dividend income*	$8,537,850	$1,514,328	$309,549	$647,484	$701,473
Securities lending income, net of borrower rebates	23,637	4,341	2,341	30,350	129,938
Total investment income	8,561,487	1,518,669	311,890	677,834	831,411
Expenses
Advisory fees (See Note 3)	954,676	86,154	76,685	104,278	69,988
Trustee fees	14,585	3,674	891	1,235	1,333
Legal fees	6,656	1,182	397	524	586
Compliance fees	909	233	56	79	86
Miscellaneous	26	27	29	29	29
Total expenses	976,852	91,270	78,058	106,145	72,022
Waivers/Reimbursement (See Note 3)	(431,320)	(33,835)	(26,935)	—	(14,148)
Net expenses	545,532	57,435	51,123	106,145	57,874
Net investment income	8,015,955	1,461,234	260,767	571,689	773,537
Realized and Unrealized Gain (Loss) on Investments, Swap transactions and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(3,279,373)	8,956	(31,993)	(557,651)	(1,696,498)
In-Kind redemptions	9,203,396	12,866,647	—	298,804	(265,186)
Swap transactions	(174,796)	(5,389)	—	(215,553)	—
Forward foreign currency contracts	18,338,849	4,189,834	1,283,475	—	—
Foreign currency transactions	(214,762)	(49,061)	(15,091)	—	—
Net realized gain (loss)	23,873,314	17,010,987	1,236,391	(474,400)	(1,961,684)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(72,094,320)	(17,704,858)	(3,356,335)	(1,971,465)	1,315,207
Forward foreign currency contracts	(1,687,261)	(1,661,004)	(586,720)	—	—
Foreign currency translations	18,934	1,320	8,780	—	—
Net change in net unrealized appreciation (depreciation)	(73,762,647)	(19,364,542)	(3,934,275)	(1,971,465)	1,315,207
Net realized and unrealized gain (loss)	(49,889,333)	(2,353,555)	(2,697,884)	(2,445,865)	(646,477)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(41,873,378)	$(892,321)	$(2,437,117)	$(1,874,176)	$127,060
* Net of foreign taxes withheld of:	$766,380	$186,404	$46,984	$—	$—

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2018 (unaudited)

	IQ Enhanced Core Plus Bond U.S. ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ Chaikin U.S. Small Cap ETF	IQ Chaikin U.S. Large Cap ETF
Investment Income
Dividend income*	$4,376,095	$—	$2,829,434	$3,834,337
Interest income	—	2,106,830	—	—
Securities lending income, net of borrower rebates	231,673	—	21,455	618
Total investment income	4,607,768	2,106,830	2,850,889	3,834,955
Expenses
Advisory fees (See Note 3)	364,808	178,579	878,954	482,421
Trustee fees	7,750	2,655	11,810	8,325
Legal fees	3,559	1,100	8,078	5,335
Compliance fees	509	165	776	506
Miscellaneous	29	480	29	572
Total expenses	376,655	182,979	899,647	497,159
Waivers/Reimbursement (See Note 3)	(73,664)	(4,401)	(20,693)	(14,738)
Net expenses	302,991	178,578	878,954	482,421
Net investment income	4,304,777	1,928,252	1,971,935	3,352,534
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment securities	(7,338,975)	(1,044,263)	1,793,938	1,165,912
In-Kind redemptions	(452,026)	(386,271)	8,510,534	16,035,003
Net realized gain (loss)	(7,791,001)	(1,430,534)	10,304,472	17,200,915
Net change in net unrealized appreciation (depreciation) on:
Investment securities	5,826,658	(207,031)	(44,855,574)	(30,079,505)
Investment in affiliates	18,609	—	—	—
Net change in net unrealized appreciation (depreciation)	5,845,267	(207,031)	(44,855,574)	(30,079,505)
Net realized and unrealized gain (loss)	(1,945,734)	(1,637,565)	(34,551,102)	(12,878,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,359,043	$290,687	$(32,579,167)	$(9,526,056)
* Net of foreign taxes withheld of:	$—	$—	$—	$21,186

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,164,318	$20,581,898	$50,604	$96,282	$117,925	$189,743
Net realized gain (loss)	4,920,950	9,264,374	104,522	(70,917)	161,362	(53,261)
Net change in net unrealized appreciation (depreciation)	(38,203,123)	15,463,404	(347,100)	197,348	(277,639)	13,566
Net increase (decrease) in net assets resulting from operations	(21,117,855)	45,309,676	(191,974)	222,713	1,648	150,048
Capital Share Transactions
Proceeds from shares created	88,754,707	125,582,960	—	—	1,284,256	1,276,132
Cost of shares redeemed	(39,400,385)	(109,193,905)	—	—	(1,286,385)	—
Net increase (decrease) from capital share transactions	49,354,322	16,389,055	—	—	(2,129)	1,276,132
Total increase (decrease) in net assets	28,236,467	61,698,731	(191,974)	222,713	(481)	1,426,180
Net Assets
Beginning of period	1,124,278,128	1,062,579,397	6,587,659	6,364,946	12,790,291	11,364,111
End of period*	$1,152,514,595	$1,124,278,128	$6,395,685	$6,587,659	$12,789,810	$12,790,291
Changes in Shares Outstanding
Shares outstanding, beginning of period	37,000,000	36,450,000	250,000	250,000	500,000	450,000
Shares created	2,900,000	4,150,000	—	—	50,000	50,000
Shares redeemed	(1,300,000)	(3,600,000)	—	—	(50,000)	—
Shares outstanding, end of period	38,600,000	37,000,000	250,000	250,000	500,000	500,000

* Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $10,278,887, $24,981, and $2,372 at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Long/Short Tracker ETF		IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$82,444	$103,075	$43,831	$83,106
Net realized gain (loss)	250,926	16,362	33,824	24,172
Net change in net unrealized appreciation (depreciation)	(376,410)	56,690	(57,586)	13,877
Net increase (decrease) in net assets resulting from operations	(43,040)	176,127	20,069	121,155
Distributions to Shareholders	—	(16,706)	—	(70,341)
Capital Share Transactions
Proceeds from shares created	2,212,034	5,621,040	1,059,332	—
Cost of shares redeemed	(6,670,522)	(1,088,637)	(1,063,387)	—
Net increase (decrease) from capital share transactions	(4,458,488)	4,532,403	(4,055)	—
Total increase (decrease) in net assets	(4,501,528)	4,691,824	16,014	50,814
Net Assets
Beginning of period	8,764,170	4,072,346	3,138,976	3,088,162
End of period*	$4,262,642	$8,764,170	$3,154,990	$3,138,976
Changes in Shares Outstanding
Shares outstanding, beginning of period	400,001	200,001	150,001	150,001
Shares created	100,000	250,000	50,000	—
Shares redeemed	(300,000)	(50,000)	(50,000)	—
Shares outstanding, end of period	200,001	400,001	150,001	150,001

* Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $80,533 and $45,908 at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,251,861	$5,135,314	$1,355,688	$1,126,792	$342,535	$330,098
Net realized gain (loss)	4,243,621	(1,714,686)	6,077,966	6,943,944	(134,835)	628,896
Net change in net unrealized appreciation (depreciation)	(17,774,869)	9,685,770	13,890,589	(7,222,718)	(306,576)	(487,900)
Net increase (decrease) in net assets resulting from operations	(10,279,387)	13,106,398	21,324,243	848,018	(98,876)	471,094
Distributions to Shareholders	—	—	—	—	—	(308,837)
Capital Share Transactions
Proceeds from shares created	62,810,667	59,545,258	177,143,592	590,741,873	13,889,897	16,549,415
Cost of shares redeemed	(83,887,639)	(13,389,404)	(49,347,708)	(255,037,093)	—	—
Net increase (decrease) from capital share transactions	(21,076,972)	46,155,854	127,795,884	335,704,780	13,889,897	16,549,415
Total increase (decrease) in net assets	(31,356,359)	59,262,252	149,120,127	336,552,798	13,791,021	16,711,672
Net Assets
Beginning of period	238,712,475	179,450,223	525,385,880	188,833,082	45,319,432	28,607,760
End of period*	$207,356,116	$238,712,475	$674,506,007	$525,385,880	$59,110,453	$45,319,432
Changes in Shares Outstanding
Shares outstanding, beginning of period	8,600,000	6,950,000	17,100,000	6,250,000	1,650,000	1,050,000
Shares created	2,250,000	2,150,000	5,700,000	19,150,000	500,000	600,000
Shares redeemed	(3,100,000)	(500,000)	(1,600,000)	(8,300,000)	—	—
Shares outstanding, end of period	7,750,000	8,600,000	21,200,000	17,100,000	2,150,000	1,650,000

* Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $(69,350), $(120,110), and $172,756 at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Agribusiness Small Cap ETF		IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$44,345	$98,074	$1,518,606	$3,630,933
Net realized gain (loss)	638,355	292,890	439,625	2,784,023
Net change in net unrealized appreciation (depreciation)	(2,178,161)	109,259	1,927,123	(13,108,294)
Net increase (decrease) in net assets resulting from operations	(1,495,461)	500,223	3,885,354	(6,693,338)
Distributions to Shareholders	—	(109,575)	(2,321,567)	(3,563,539)
Distributions to Shareholders from Return of Capital	—	—	—	(2,075,765)
Total distributions to shareholders	—	(109,575)	(2,321,567)	(5,639,304)
Capital Share Transactions
Proceeds from shares created	—	—	1,351,029	6,779,681
Cost of shares redeemed	—	(1,713,338)	(7,820,770)	(26,358,606)
Net increase (decrease) from capital share transactions	—	(1,713,338)	(6,469,741)	(19,578,925)
Total increase (decrease) in net assets	(1,495,461)	(1,322,690)	(4,905,954)	(31,911,567)
Net Assets
Beginning of period	11,872,725	13,195,415	82,089,155	114,000,722
End of period*	$10,377,264	$11,872,725	$77,183,201	$82,089,155
Changes in Shares Outstanding
Shares outstanding, beginning of period	350,000	400,000	3,400,000	4,200,000
Shares created	—	—	50,000	250,000
Shares redeemed	—	(50,000)	(300,000)	(1,050,000)
Shares outstanding, end of period	350,000	350,000	3,150,000	3,400,000

* Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $44,699 and $94,696 at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE International ETF		IQ 50 Percent Hedged FTSE Europe ETF		IQ 50 Percent Hedged FTSE Japan ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,015,955	$11,415,421	$1,461,234	$4,056,247	$260,767	$524,704
Net realized gain (loss)	23,873,314	8,788,328	17,010,987	(7,096,132)	1,236,391	(319,584)
Net change in net unrealized appreciation (depreciation)	(73,762,647)	16,871,161	(19,364,542)	16,070,128	(3,934,275)	5,261,020
Net increase (decrease) in net assets resulting from operations	(41,873,378)	37,074,910	(892,321)	13,030,243	(2,437,117)	5,466,140
Distributions to Shareholders	(11,115,048)	(8,843,710)	(209,358)	(3,305,273)	(342,767)	(544,769)
Capital Share Transactions
Proceeds from shares created	21,190,261	465,488,096	—	77,166,966	—	3,191,034
Cost of shares redeemed	(61,549,094)	(123,797,011)	(157,493,917)	—	—	(1,105,653)
Net increase (decrease) from capital share transactions	(40,358,833)	341,691,085	(157,493,917)	77,166,966	—	2,085,381
Total increase (decrease) in net assets	(93,347,259)	369,922,285	(158,595,596)	86,891,936	(2,779,884)	7,006,752
Net Assets
Beginning of period	578,517,034	208,594,749	168,737,211	81,845,275	34,746,483	27,739,731
End of period*	$485,169,775	$578,517,034	$10,141,615	$168,737,211	$31,966,599	$34,746,483
Changes in Shares Outstanding
Shares outstanding, beginning of period	26,750,001	10,600,001	8,300,001	4,350,001	1,550,001	1,450,001
Shares created	1,000,000	22,150,000	—	3,950,000	—	150,000
Shares redeemed	(2,950,000)	(6,000,000)	(7,750,000)	—	—	(50,000)
Shares outstanding, end of period	24,800,001	26,750,001	550,001	8,300,001	1,550,001	1,550,001

* Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $3,645,338, $1,142,504, and $94,474 at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Leaders GTAA Tracker ETF		IQ Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$571,689	$981,659	$773,537	$1,570,301
Net realized gain (loss)	(474,400)	3,277,365	(1,961,684)	(1,981,229)
Net change in net unrealized appreciation (depreciation)	(1,971,465)	(1,384,243)	1,315,207	(1,002,008)
Net increase (decrease) in net assets resulting from operations	(1,874,176)	2,874,781	127,060	(1,412,936)
Distributions to Shareholders	(632,871)	(1,005,870)	(764,065)	(1,575,071)
Capital Share Transactions
Proceeds from shares created	—	45,790,546	30,557,409	7,640,257
Cost of shares redeemed	(3,640,902)	(32,426,450)	(54,330,295)	(27,802,367)
Net increase (decrease) from capital share transactions	(3,640,902)	13,364,096	(23,772,886)	(20,162,110)
Total increase (decrease) in net assets	(6,147,949)	15,233,007	(24,409,891)	(23,150,117)
Net Assets
Beginning of period	49,472,777	34,239,770	51,081,857	74,231,974
End of period*	$43,324,828	$49,472,777	$26,671,966	$51,081,857
Changes in Shares Outstanding
Shares outstanding, beginning of period	2,050,001	1,500,001	2,750,001	3,800,001
Shares created	—	1,900,000	1,650,000	400,000
Shares redeemed	(150,000)	(1,350,000)	(2,950,000)	(1,450,000)
Shares outstanding, end of period	1,900,001	2,050,001	1,450,001	2,750,001

* Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $202,093 and $— at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Enhanced Core Plus Bond U.S. ETF		IQ S&P High Yield Low Volatility Bond ETF		IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Period May 16, 2017* to April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,304,777	$9,279,494	$1,928,252	$3,762,027	$1,971,935	$1,598,588
Net realized gain (loss)	(7,791,001)	(7,606,571)	(1,430,534)	(1,255,059)	10,304,472	5,038,942
Net change in net unrealized appreciation (depreciation)	5,845,267	(8,187,023)	(207,031)	(2,962,912)	(44,855,574)	3,520,915
Net increase (decrease) in net assets resulting from operations	2,359,043	(6,514,100)	290,687	(455,944)	(32,579,167)	10,158,445
Distributions to Shareholders	(4,301,600)	(9,263,899)	(1,973,547)	(3,536,709)	(1,969,627)	(1,436,366)
Capital Share Transactions
Proceeds from shares created	12,387,061	221,440,893	—	64,577,677	88,967,687	514,484,818
Cost of shares redeemed	(167,616,875)	(102,460,425)	(19,400,858)	(2,537,164)	(65,407,895)	(57,860,331)
Net increase (decrease) from capital share transactions	(155,229,814)	118,980,468	(19,400,858)	62,040,513	23,559,792	456,624,487
Total increase (decrease) in net assets	(157,172,371)	103,202,469	(21,083,718)	58,047,860	(10,989,002)	465,346,566
Net Assets
Beginning of period	333,989,648	230,787,179	107,192,466	49,144,606	465,346,566	—
End of period**	$176,817,277	$333,989,648	$86,108,748	$107,192,466	$454,357,564	$465,346,566
Changes in Shares Outstanding
Shares outstanding, beginning of period	17,500,001	11,550,001	4,400,001	1,950,001	17,150,001	—
Shares created	650,000	11,200,000	—	2,550,000	3,200,000	19,250,001
Shares redeemed	(8,800,000)	(5,250,000)	(800,000)	(100,000)	(2,350,000)	(2,100,000)
Shares outstanding, end of period	9,350,001	17,500,001	3,600,001	4,400,001	18,000,001	17,150,001

*	Commencement of operations.

**   Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $14,785, $368,463, and $144,782 at April 30, 2018, respectively.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Period December 13, 2017* to April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,352,534	$1,162,151
Net realized gain (loss)	17,200,915	(5,212,594)
Net change in net unrealized appreciation (depreciation)	(30,079,505)	2,802,663
Net increase (decrease) in net assets resulting from operations	(9,526,056)	(1,247,780)
Distributions to Shareholders	(3,300,778)	(916,233)

Capital Share Transactions
Proceeds from shares created	409,321,012	324,739,089
Cost of shares redeemed	(237,118,016)	(2,574,997)
Net increase (decrease) from capital share transactions	172,202,996	322,164,092
Total increase (decrease) in net assets	159,376,162	320,000,079

Net Assets
Beginning of period	320,000,079	—
End of period**	$479,376,241	$320,000,079

Changes in Shares Outstanding
Shares outstanding, beginning of period	12,650,001	—
Shares created	16,300,000	12,750,001
Shares redeemed	(9,100,000)	(100,000)
Shares outstanding, end of period	19,850,001	12,650,001

*	Commencement of operations.

**  Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2) End of period net assets included undistributed (overdistributed) net investment income of $245,918 at April 30, 2018.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017		2016	2015		2014
Net asset value, beginning of period	$30.39		$29.15	$29.03		$30.01	$29.26		$28.41
Income from Investment Operations
Net investment income(a)*	0.32		0.56	0.50		0.43	0.38		0.33
Net realized and unrealized gain (loss)	(0.85)		0.68	(0.38)		(1.30)	0.74		0.88
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	0.00	(b)	0.03	0.02		0.01
Net increase (decrease) in net assets resulting from investment operations	(0.53)		1.24	0.12		(0.84)	1.14		1.22
Distributions from:
Net investment income	—		—	(0.00	)(c)	(0.14)	(0.39)		(0.37)
Net asset value, end of period	$29.86		$30.39	$29.15		$29.03	$30.01		$29.26
Market price, end of period	$29.85		$30.38	$29.15		$29.06	$30.00
Total Return
Total investment return based on net asset value(d)	(1.75)%		4.24%	0.42%		(2.80)%	3.93	%(e)	4.30	%(e)
Total investment return based on Market price(f)	(1.75)%		4.22%	0.31%		(2.67)%	3.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,152,515		$1,124,278	$1,062,579		$1,074,120	$1,000,840		$722,844
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(g)	0.54	% (h)	0.64%	0.76%		0.76%	0.76%		0.75%
Expenses excluding waivers/reimbursements(g)	0.76	% (h)	0.76%	0.76%		0.76%	0.76%		0.75%
Net investment income*	2.09	% (h)	1.87%	1.72%		1.48%	1.27%		1.16%
Portfolio turnover rate(i)	45%		164%	285%		312%	81%		119%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Greater than $(0.005) per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Macro Tracker ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$26.35		$25.46	$24.66	$25.69	$26.50	$26.90
Income from Investment Operations
Net investment income(a)*	0.20		0.39	0.37	0.46	0.32	0.36
Net realized and unrealized gain (loss)	(0.97)		0.50	0.43	(1.27)	(0.79)	(0.62)
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	0.00 (b)	0.05	0.00 (b)	0.02
Net increase (decrease) in net assets resulting from investment operations	(0.77)		0.89	0.80	(0.76)	(0.47)	(0.24)
Distributions from:
Net investment income	—		—	—	(0.27)	(0.34)	(0.16)
Net asset value, end of period	$25.58		$26.35	$25.46	$24.66	$25.69	$26.50
Market price, end of period	$25.58		$26.34	$25.44	$24.80	$25.74
Total Return
Total investment return based on net asset value(c)	(2.91)%		3.50%	3.25%	(2.97)%	(1.77)%	(0.90)%
Total investment return based on Market price(d)	(2.89)%		3.54%	2.58%	(2.60)%	(1.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,396		$6,588	$6,365	$14,794	$21,837	$26,504
Ratio to average net assets of:
Expenses(e)	0.76	%(f)	0.75%	0.76%	0.76%	0.75%	0.75%
Net investment income*	1.53	%(f)	1.47%	1.50%	1.86%	1.23%	1.37%
Portfolio turnover rate(g)	23%		152%	68%	99%	101%	58%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$25.58		$25.25	$25.49	$25.53	$25.77	$25.69
Income from Investment Operations
Net investment income(a)*	0.24		0.41	0.36	0.27	0.16	0.16
Net realized and unrealized gain (loss)	(0.24)		(0.08)	(0.25)	(0.33)	(0.09)	0.12
Distributions of net realized gains from investments in other investment companies	—		—	0.00 (b)	0.02	0.03	0.02
Net increase (decrease) in net assets resulting from investment operations	—		0.33	0.11	(0.04)	0.10	0.30
Distributions from:
Net investment income	—		—	(0.35)	—	(0.34)	(0.22)
Net asset value, end of period	$25.58		$25.58	$25.25	$25.49	$25.53	$25.77
Market price, end of period	$25.58		$25.58	$25.25	$25.43	$25.50
Total Return
Total investment return based on net asset value(c)			1.29%	0.44%	(0.15)%	0.40%	1.17%
Total investment return based on Market price(d)			1.31%	0.67%	0.27%	0.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,790		$12,790	$11,364	$15,294	$12,766	$16,748
Ratio to average net assets of:
Expenses(e)	0.76	%(f)	0.76%	0.76%	0.76%	0.76%	0.75%
Net investment income*	1.81	%(f)	1.61%	1.40%	1.09%	0.64%	0.64%
Portfolio turnover rate(g)	28%		165%	99%	135%	101%	51%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Long/Short Tracker ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016	For the Period March 24, 2015(a) to April 30, 2015
Net asset value, beginning of period	$21.91		$20.36	$18.88	$19.93	$20.00
Income from Investment Operations
Net investment income(b)*	0.23		0.41	0.35	0.41	0.04
Net realized and unrealized gain (loss)	(0.83)		1.22	1.19	(1.10)	(0.11)
Distributions of net realized gains from investments in other investment companies	—		0.00 (c)	0.00 (c)	—	—
Net increase (decrease) in net assets resulting from investment operations	(0.60)		1.63	1.54	(0.69)	(0.07)
Distributions from:
Net investment income	—		(0.08)	(0.06)	(0.36)	—
Net asset value, end of period	$21.31		$21.91	$20.36	$18.88	$19.93
Market price, end of period	$21.31		$21.93	$20.34	$18.72	$20.79
Total Return
Total investment return based on net asset value(d)	(2.73)%		8.02%	8.18%	(3.46)%	(0.35)%
Total investment return based on Market price(e)	(2.83)%		8.23%	8.98%	(8.23)%	3.95	%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,263		$8,764	$4,072	$1,888	$1,993
Ratio to average net assets of:
Expenses(g)	0.76	%(h)	0.76%	0.77%	0.76%	0.75	%(h)
Net investment income*	2.08	%(h)	1.89%	1.78%	2.15%	1.73	%(h)
Portfolio turnover rate(i)	35%		77%	147%	94%	4%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(f)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Event-Driven Tracker ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016	For the Period March 24, 2015(a) to April 30, 2015
Net asset value, beginning of period	$20.93		$20.59	$19.40	$20.01	$19.95
Income from Investment Operations
Net investment income*(b)	0.29		0.55	0.56	0.54	0.02
Net realized and unrealized gain (loss)	(0.19)		0.26	1.09	(1.03)	0.03
Distributions of net realized gains from investments in other investment companies	—		—	0.00 (c)	0.23	0.01
Net increase (decrease) in net assets resulting from investment operations	0.10		0.81	1.65	(0.26)	0.06
Distributions from:
Net investment income	—		(0.47)	(0.46)	(0.35)	—
Net asset value, end of period	$21.03		$20.93	$20.59	$19.40	$20.01
Market price, end of period	$21.04		$20.93	$20.59	$19.43	$20.00
Total Return
Total investment return based on net asset value(d)	0.51%		3.93%	8.58%	(1.26)%	0.30%
Total investment return based on Market price(e)	0.52%		3.94%	8.44%	(1.04)%	0.25	%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,155		$3,139	$3,088	$1,940	$2,001
Ratio to average net assets of:
Expenses(g)	0.76	%(h)	0.76%	0.76%	0.79%	0.75	%(h)
Net investment income (loss)*	2.71	%(h)	2.64%	2.80%	2.81%	1.31	%(h)
Portfolio turnover rate(i)	11%		41%	68%	16%	6%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(f)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016		2015		2014
Net asset value, beginning of period	$27.76		$25.82	$24.70	$27.18		$29.21		$28.50
Income from Investment Operations
Net investment income(a)*	0.34		0.68	0.33	0.56		0.37		0.41
Net realized and unrealized gain (loss)	(1.34)		1.26	0.89	(2.48)		(2.05)		0.61
Net increase (decrease) in net assets resulting from investment operations	(1.00)		1.94	1.22	(1.92)		(1.68)		1.02
Distributions from:
Net investment income	—		—	(0.10)	(0.56)		(0.35)		(0.31)
Net asset value, end of period	$26.76		$27.76	$25.82	$24.70		$27.18		$29.21
Market price, end of period	$26.72		$27.65	$25.95	$24.78		$27.18
Total Return
Total investment return based on net asset value(b)	(3.61)%		7.50%	4.94%	(6.71	)%(c)	(5.75	)%(c)	3.61	%(c)
Total investment return based on Market price(d)	(3.36)%		6.55%	5.13%	(6.41)%		(5.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,356		$238,712	$179,450	$67,924		$66,587		$84,719
Ratio to average net assets of:
Expenses(e)	0.76	%(f)	0.76%	0.75%	0.76%		0.75%		0.75%
Net investment income (loss)*	2.45	%(f)	2.51%	1.29%	2.39%		1.32%		1.45%
Portfolio turnover rate(g)	52%		235%	199%	325%		182%		116%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$30.72		$30.21	$28.44		$28.92	$27.09	$25.60
Income from Investment Operations
Net investment income(a)*	0.07		0.10	0.24	(b)	0.02	0.04	0.03
Net realized and unrealized gain (loss)	1.03		0.41 **	1.59		(0.25)	1.79	1.72
Net increase (decrease) in net assets resulting from investment operations	1.10		0.51	1.83		(0.23)	1.83	1.75
Distributions from:
Net investment income	—		—	(0.06)		(0.25)	—	(0.26)
Net asset value, end of period	$31.82		$30.72	$30.21		$28.44	$28.92	$27.09
Market price, end of period	$31.87		$30.75	$30.27		$28.51	$28.97
Total Return
Total investment return based on net asset value(c)	3.55%		1.69%	6.45%		(0.79)%	6.76%	6.88%
Total investment return based on Market price(d)	3.64%		1.59%	6.39%		(0.73)%	6.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$674,506		$525,386	$188,833		$139,367	$121,447	$33,862
Ratio to average net assets of:
Expenses(e)	0.76	%(f)	0.76%	0.76%		0.76%	0.76%	0.75%
Net investment income (loss)*	0.45	%(f)	0.34%	0.82	%(b)	0.09%	0.14%	0.13%
Portfolio turnover rate(g)	141%		329%	268%		272%	447%	353%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
**	Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(a)	Based on average shares outstanding during the period.
(b)	Net investment income per share and ratio of net investment income to average net assets include a special cash dividend received of $0.14 per share owned of Calsonic Kansei Corp. on February 17, 2017. Net investment income per share and the net investment income to average net assets excluding the special dividend are $0.10 and 0.34% respectively.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016		2015	2014
Net asset value, beginning of period	$27.47		$27.25	$26.73	$26.70		$26.33	$26.50
Income from Investment Operations
Net investment income(a)*	0.20		0.30	0.22	0.09		0.05	0.09
Net realized and unrealized gain (loss)	(0.18)		0.21	0.30	(0.06)		0.35	(0.23)
Distributions of net realized gains from investments in other investment companies	—		0.00 (b)	0.00 (b)	—		—	—
Net increase (decrease) in net assets resulting from investment operations	0.02		0.51	0.52	0.03		0.40	(0.14)
Distributions from:
Net investment income	—		(0.29)	—	(0.00	)(c)	(0.03)	(0.03)
Net asset value, end of period	$27.49		$27.47	$27.25	$26.73		$26.70	$26.33
Market price, end of period	$27.53		$27.47	$27.27	$26.72		$26.81
Total Return
Total investment return based on net asset value(d)	0.10%		1.89%	1.94%	0.11%		1.50%	(0.54)%
Total investment return based on Market price(e)	0.22%		1.81%	2.06%	(0.32)%		1.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,110		$45,319	$28,608	$26,727		$28,031	$26,329
Ratio to average net assets of:
Expenses(f)	0.49	%(g)	0.49%	0.49%	0.49%		0.48%	0.48%
Net investment income (loss)*	1.40	%(g)	1.10%	0.82%	0.33%		0.18%	0.36%
Portfolio turnover rate(h)	68%		101%	71%	109%		91%	45%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Greater than $(0.005) per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$33.92		$32.99	$30.12	$27.26	$26.92	$26.41
Income from Investment Operations
Net investment income(a)*	0.13		0.27	0.31	0.41	0.31	0.35
Net realized and unrealized gain (loss)	(4.40)		0.97	2.94	2.82	0.44	0.58
Net increase (decrease) in net assets resulting from investment operations	(4.27)		1.24	3.25	3.23	0.75	0.93
Distributions from:
Net investment income	—		(0.31)	(0.38)	(0.37)	(0.41)	(0.42)
Net asset value, end of period	$29.65		$33.92	$32.99	$30.12	$27.26	$26.92
Market price, end of period	$29.59		$33.84	$33.05	$29.52	$27.27
Total Return
Total investment return based on net asset value(b)	(12.60)%		3.75%	10.86%	11.93%	2.92%	3.50%
Total investment return based on Market price(c)	(12.56)%		3.30%	13.32%	9.66%	3.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,377		$11,873	$13,195	$12,047	$13,630	$25,572
Ratio to average net assets of:
Expenses(d)	0.76	%(e)	0.76%	0.76%	0.76%	0.76%	0.75%
Net investment income (loss)*	0.78	%(e)	0.79%	0.99%	1.48%	1.16%	1.29%
Portfolio turnover rate(f)	16%		11%	35%	31%	33%	25%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(c)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Real Estate Small Cap ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$24.14		$27.14	$25.14	$26.77	$25.44	$27.07
Income from Investment Operations
Net investment income(a)*	0.47		0.88	0.71	0.90	1.07	1.22
Net realized and unrealized gain (loss)	0.60		(2.53)	2.88	(1.09)	1.57	(0.96)
Distributions of net realized gains from investments in other investment companies	—		—	0.00 (b)	—	—	—
Net increase (decrease) in net assets resulting from investment operations	1.07		(1.65)	3.59	(0.19)	2.64	0.26
Distributions from:
Net investment income	(0.71)		(0.85)	(0.71)	(0.88)	(1.04)	(1.24)
Return of capital	—		(0.50)	(0.88)	(0.56)	(0.27)	(0.65)
Total distributions from net investment income and return of capital	(0.71)		(1.35)	(1.59)	(1.44)	(1.31)	(1.89)
Net asset value, end of period	$24.50		$24.14	$27.14	$25.14	$26.77	$25.44
Market price, end of period	$24.50		$24.12	$27.15	$25.10	$26.82
Total Return
Total investment return based on net asset value(c)	4.27%		(6.37)%	14.60%	(0.51)%	10.44%	1.65%
Total investment return based on Market price(d)	4.36%		(6.49)%	14.79%	(0.83)%	10.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,183		$82,089	$114,001	$76,663	$95,048	$52,146
Ratio to average net assets of:
Expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.69%	0.69%
Net investment income (loss)*	3.55	%(f)	3.36%	2.64%	3.62%	3.97%	4.91%
Portfolio turnover rate(g)	13%		27%	28%	28%	17%	35%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE International ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	For the Period July 22, 2015(a) to April 30, 2016
Net asset value, beginning of period	$21.63		$19.68	$17.68	$19.94
Income from Investment Operations
Net investment income(b)*	0.31		0.60	0.46	0.37
Net realized and unrealized gain (loss)	(1.96)		1.89	2.18	(2.42)
Net increase (decrease) in net assets resulting from investment operations	(1.65)		2.49	2.64	(2.05)
Distributions from:
Net investment income	(0.42)		(0.54)	(0.44)	(0.21)
Net realized gain	—		0.00 (c)	(0.20)	—
Total distributions from net investment income and realized gains	(0.42)		(0.54)	(0.64)	(0.21)
Net asset value, end of period	$19.56		$21.63	$19.68	$17.68
Market price, end of period	$19.61		$21.60	$19.75	$17.59
Total Return
Total investment return based on net asset value(d)	(7.74)%		12.84%	15.29%	(10.33)%
Total investment return based on Market price(e)	(7.40)%		12.28%	16.28%	(10.77	)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$485,170		$578,517	$208,595	$76,010
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.20	%(h)	0.22%	0.36%	0.36	%(h)
Expenses excluding waivers/reimbursements(g)	0.36	%(h)	0.36%	0.36%	0.36	%(h)
Net investment income (loss)*	2.94	%(h)	2.87%	2.55%	2.71	%(h)
Portfolio turnover rate(i)	5%		10%	8%	7%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(f)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE Europe ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	For the Period July 22, 2015(a) to April 30, 2016

Net asset value, beginning of period	$20.33		$18.82	$17.63	$19.90
Income from Investment Operations
Net investment income(b)*	0.80		0.53	0.62	0.36
Net realized and unrealized gain (loss)	(2.31)		1.43	1.96	(2.41)
Net increase (decrease) in net assets resulting from investment operations	(1.51)		1.96	2.58	(2.05)
Distributions from:
Net investment income	(0.38)		(0.45)	(0.63)	(0.22)
Net realized gain	—		—	(0.76)	—
Total distributions from net investment income and realized gains	(0.38)		(0.45)	(1.39)	(0.22)
Net asset value, end of period	$18.44		$20.33	$18.82	$17.63
Market price, end of period	$18.38		$20.24	$18.90	$17.82
Total Return
Total investment return based on net asset value(c)	(7.52)%		10.58%	15.48%	(10.33)%
Total investment return based on Market price(d)	(7.41)%		9.59%	14.78%	(9.38	)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,142		$168,737	$81,845	$46,724
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.30	%(g)	0.32%	0.46%	0.46	%(g)
Expenses excluding waivers/reimbursements(f)	0.48	%(g)	0.46%	0.46%	0.46	%(g)
Net investment income (loss)*	7.63	%(g)	2.68%	3.52%	2.65	%(g)
Portfolio turnover rate(h)	6%		10%	14%	10%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE Japan ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	For the Period July 22, 2015(a) to April 30, 2016

Net asset value, beginning of period	$22.42		$19.13	$17.33	$20.16
Income from Investment Operations
Net investment income(b)*	0.17		0.34	0.27	0.27
Net realized and unrealized gain (loss)	(1.75)		3.30	1.95	(3.10)
Net increase (decrease) in net assets resulting from investment operations	(1.58)		3.64	2.22	(2.83)
Distributions from:
Net investment income	(0.22)		(0.35)	(0.42)	—
Net asset value, end of period	$20.62		$22.42	$19.13	$17.33
Market price, end of period	$20.46		$22.30	$19.16	$17.83
Total Return
Total investment return based on net asset value(c)	(7.07)%		19.11%	13.18%	(14.05)%
Total investment return based on Market price(d)	(7.31)%		18.29%	10.17%	(11.56	)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,967		$34,746	$27,740	$25,125
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.30	%(g)	0.33%	0.46%	0.46	%(g)
Expenses excluding waivers/reimbursements(f)	0.46	%(g)	0.46%	—%	—	%(g)
Net investment income (loss)*	1.53	%(g)	1.61%	1.53%	1.85	%(g)
Portfolio turnover rate(h)	2%		6%	15%	11%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Leaders GTAA Tracker ETF
			For the Year Ended April 30,
	For the Six Months Ended October 31, 2018 (unaudited)		2018	2017	For the Period September 30, 2015(a) to April 30, 2016

Net asset value, beginning of period	$24.13		$22.83	$20.96	$20.00
Income from Investment Operations
Net investment income(b)*	0.30		0.58	0.48	0.26
Net realized and unrealized gain (loss)	(1.30)		1.32	1.80	0.78
Distributions of net realized gains from investments in other investment companies	—		0.00 (c)	0.00 (c)	0.06
Net increase (decrease) in net assets resulting from investment operations	(1.00)		1.90	2.28	1.10
Distributions from:
Net investment income	(0.33)		(0.60)	(0.41)	(0.14)
Net asset value, end of period	$22.80		$24.13	$22.83	$20.96
Market price, end of period	$22.81		$24.14	$22.84	$20.21
Total Return
Total investment return based on net asset value(d)	(4.19)%		8.43%	10.99%	5.50%
Total investment return based on Market price(e)	(4.19)%		8.40%	15.18%	1.72	%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,325		$49,473	$34,240	$2,096
Ratio to average net assets of:
Expenses(g)	0.46	%(h)	0.46%	0.46%	0.46	%(h)
Net investment income (loss)*	2.47	%(h)	2.43%	2.23%	2.18	%(h)
Portfolio turnover rate(i)	97%		145%	105%	116%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(e)	The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.
(f)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2018 (unaudited)		For the Year Ended April 30, 2018	For the Period May 10, 2016(a) to April 30, 2017
Net asset value, beginning of period	$18.58		$19.53	$20.00
Income from Investment Operations
Net investment income(b)*	0.26		0.45	0.41
Net realized and unrealized gain (loss)	(0.20)		(0.95)	(0.49)
Distributions of net realized gains from investments in other investment companies	—		—	0.01
Net increase (decrease) in net assets resulting from investment operations	0.06		(0.50)	(0.07)
Distributions from:
Net investment income	(0.25)		(0.45)	(0.40)
Net asset value, end of period	$18.39		$18.58	$19.53
Market price, end of period	$18.39		$18.57	$19.54
Total Return
Total investment return based on net asset value(c)	0.37%		(2.66)%	(0.31)%
Total investment return based on Market price(d)	0.37%		(2.71)%	(0.29	)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,672		$51,082	$74,232
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.21	%(g)	0.21%	0.20	%(g)
Expenses excluding waivers/reimbursements(f)	0.26	%(g)	0.26%	0.25	%(g)
Net investment income (loss)*	2.76	%(g)	2.32%	2.14	%(g)
Portfolio turnover rate(h)	186%		264%	265%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Enhanced Core Plus Bond U.S. ETF
	For the Six Months Ended October 31, 2018 (unaudited)		For the Year Ended April 30, 2018	For the Period May 10, 2016(a) to April 30, 2017
Net asset value, beginning of period	$19.09		$19.98	$20.00
Income from Investment Operations
Net investment income(b)*	0.29		0.61	0.53
Net realized and unrealized gain (loss)	(0.20)		(0.88)	(0.03)
Distributions of net realized gains from investments in other investment companies	—		—	0.01
Net increase (decrease) in net assets resulting from investment operations	0.09		(0.27)	0.51
Distributions from:
Net investment income	(0.27)		(0.62)	(0.53)
Net asset value, end of period	$18.91		$19.09	$19.98
Market price, end of period	$18.89		$19.07	$19.99
Total Return
Total investment return based on net asset value(c)	0.52%		(1.44)%	2.57%
Total investment return based on Market price(d)	0.49%		(1.56)%	2.61	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,817		$333,990	$230,787
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.21	%(g)	0.21%	0.20	%(g)
Expenses excluding waivers/reimbursements(f)	0.26	%(g)	0.26%	0.25	%(g)
Net investment income (loss)*	2.95	%(g)	3.09%	2.73	%(g)
Portfolio turnover rate(h)	247%		269%	147%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ S&P High Yield Low Volatility Bond ETF
	For the Six Months Ended October 31, 2018 (unaudited)		For the Year Ended April 30, 2018	For the Period February 15, 2017(a) to April 30, 2017
Net asset value, beginning of period	$24.36		$25.20	$25.00
Income from Investment Operations
Net investment income(b)*	0.53		0.99	0.20
Net realized and unrealized gain (loss)	(0.44)		(0.88)	0.10
Net increase (decrease) in net assets resulting from investment operations	0.09		0.11	0.30
Distributions from:
Net investment income	(0.53)		(0.95)	(0.10)
Net asset value, end of period	$23.92		$24.36	$25.20
Market price, end of period	$23.91		$24.32	$25.34
Total Return
Total investment return based on net asset value(c)	0.34%		0.39%	1.40%
Total investment return based on Market price(d)	0.47%		(0.36)%	1.93	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,109		$107,192	$49,145
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.40	%(g)	0.40%	0.40	%(g)
Expenses excluding waivers/reimbursements(f)	0.41	%(g)	0.41%	0.41	%(g)
Net investment income (loss)*	4.32	%(g)	3.97%	4.05	%(g)
Portfolio turnover rate(h)	35%		75%	15%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2018 (unaudited)		For the Period May 16, 2017(a) to April 30, 2018
Net asset value, beginning of period	$27.13		$25.16
Income from Investment Operations
Net investment income(b)*	0.11		0.16
Net realized and unrealized gain (loss)	(1.89)		1.93
Net increase (decrease) in net assets resulting from investment operations	(1.78)		2.09
Distributions from:
Net investment income	(0.11)		(0.12)
Net asset value, end of period	$25.24		$27.13
Market price, end of period	$25.21		$27.14
Total Return
Total investment return based on net asset value(c)	(6.62)%		8.33%
Total investment return based on Market price(d)	(6.76	)%(e)	8.36	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$454,358		$465,347
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)(g)	0.35%		0.35%
Expenses excluding waivers/reimbursements(f)(g)	0.36%		0.36%
Net investment income (loss)*(g)	0.79%		0.61%
Portfolio turnover rate(h)	5%		106%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2018 (unaudited)		For the Period December 13, 2017(a) to April 30, 2018
Net asset value, beginning of period	$25.30		$25.05
Income from Investment Operations
Net investment income(b)*	0.22		0.15
Net realized and unrealized gain (loss)	(1.13)		0.18	**
Net increase (decrease) in net assets resulting from investment operations	(0.91)		0.33
Distributions from:
Net investment income	(0.24)		(0.08)
Net asset value, end of period	$24.15		$25.30
Market price, end of period	$25.15		$25.30
Total Return
Total investment return based on net asset value(c)	(3.64)%		1.31%
Total investment return based on Market price(d)	0.34	%(e)	1.32	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$479,376		$320,000
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)(g)	0.25%		0.25%
Expenses excluding waivers/reimbursements(f)(g)	0.26%		0.26%
Net investment income (loss)*(g)	1.74%		1.59%
Portfolio turnover rate(h)	2%		94%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
**	Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund directly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2018 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of nineteen operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
IQ Hedge Macro Tracker ETF*	Diversified	June 9, 2009
IQ Hedge Market Neutral Tracker ETF*	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF*	Diversified	March 24, 2015
IQ Hedge Event-Driven Tracker ETF*	Diversified	March 24, 2015
IQ Global Resources ETF	Non-diversified	October 27, 2009
IQ Merger Arbitrage ETF	Non-diversified	November 17, 2009
IQ Real Return ETF*	Non-diversified	October 27, 2009
IQ Global Agribusiness Small Cap ETF	Non-diversified	March 22, 2011
IQ U.S. Real Estate Small Cap ETF	Non-diversified	June 14, 2011
IQ 50 Percent Hedged FTSE International ETF	Non-diversified	July 22, 2015
IQ 50 Percent Hedged FTSE Europe ETF	Non-diversified	July 22, 2015
IQ 50 Percent Hedged FTSE Japan ETF	Non-diversified	July 22, 2015
IQ Leaders GTAA Tracker ETF*	Diversified	September 30, 2015
IQ Enhanced Core Bond U.S. ETF*	Non-diversified	May 10, 2016
IQ Enhanced Core Plus Bond U.S. ETF*	Non-diversified	May 10, 2016
IQ S&P High Yield Low Volatility Bond ETF	Non-diversified	February 15, 2017
IQ Chaikin U.S. Small Cap ETF	Diversified	May 16, 2017
IQ Chaikin U.S. Large Cap ETF	Diversified	December 13, 2017

*	Funds are “funds of funds”, meaning that they seek to achieve their investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”).

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:

Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Real Return ETF	IQ Real Return Index
IQ Global Agribusiness Small Cap ETF	IQ Global Agribusiness Small Cap Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Europe ETF	FTSE Developed Europe 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Japan ETF	FTSE Japan 50% Hedged to USD Index
IQ Leaders GTAA Tracker ETF	IQ Leaders GTAA Index
IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Bond U.S. Index
IQ Enhanced Core Plus Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. Index
IQ S&P High Yield Low Volatility Bond ETF	S&P U.S. High Yield Low Volatility Corporate Bond Index
IQ Chaikin U.S. Small Cap ETF	NASDAQ Chaikin Power U.S. Small Cap Index
IQ Chaikin U.S. Large Cap ETF	NASDAQ Chaikin Power U.S. Large Cap Index

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the six months ended October 31, 2018. The Funds’ early adopted these amendments, as a result of adopting these amendments, the distributions to shareholders in the April 30, 2018 Statement of Changes in Net Assets presented herein have been reclassified to conform to the current period presentation.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund consist of in-kind deposits, however, the Funds reserve the rights to permit cash payments.

In calculating NAV, each Fund’s exchange-traded equity securities are valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on ETF’s is taken from the exchange where the security is primarily traded.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to the close of regular trading on the NYSE, and the value of such securities used in computing each Fund’s NAV are generally determined as of such time. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Each Fund typically values fixed-income securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Generally, trading in money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a fund are determined as of such times.

A swap on an exchange-listed security or securities are valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Exchange-traded swap contracts will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

Over-the counter (“OTC”) traded Financial Instruments, including OTC-traded options, forward foreign currency contracts and currency-related derivatives, are normally valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

Investment company securities (other than ETFs) are valued at NAV.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by IndexIQ Advisors LLC (the “Advisor”) using procedures adopted by the Board of Trustees (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

A fund may automatically sweep uninvested cash balances into a money market fund, the Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class and the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class. The Morgan Stanley Institutional Liquidity Funds Treasury Portfolio and BlackRock Liquidity Funds Treasury Trust Fund Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Morgan Stanley Institutional Liquidity Funds Treasury Portfolio and BlackRock Liquidity Funds Treasury Trust Fund Portfolio have no redemption restriction and are valued at the daily NAV.

Under normal conditions, each Fund invests cash collateral from securities lending activities into the Dreyfus Government Cash Management Fund, Institutional Shares. The Dreyfus Government Cash Management Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management Fund has no redemption restrictions and is valued at the daily NAV.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2018 is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Funds within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the period ended October 31, 2018, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the underlying investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Dividend income is recognized on the ex-date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually; the IQ U.S. Real Estate Small Cap ETF distributes income quarterly. Distributions received from the IQ U.S. Real Estate Small Cap ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF distribute income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and the BNY Mellon, the Funds will be indemnified by the BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2018, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, STRIPs and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$100,303,220	$1,693,647	$4,023,070	$31,958,415	$37,675,132
IQ Hedge Macro Tracker ETF	619,018	200	4,282	230,453	234,935
IQ Hedge Market Neutral Tracker ETF	1,214,675	2,626	11,464	1,015,607	1,029,697
IQ Hedge Long/Short Tracker ETF	395,653	5,365	11,855	249,703	266,923
IQ Hedge Event-Driven Tracker ETF	774,750	175	—	267,452	267,627
IQ Global Resources ETF	647,374	202,832	20,274	6,929,378	7,152,484
IQ Merger Arbitrage ETF	421,751	3,757	—	1,725,421	1,729,178
IQ Real Return ETF	3,246,980	209,039	462,133	2,838,257	3,509,429
IQ Global Agribusiness Small Cap ETF	219,491	15,016	40,829	1,133,258	1,189,103
IQ U.S. Real Estate Small Cap ETF	4,782,109	28,437	61,239	12,978,867	13,068,543
IQ 50 Percent Hedged FTSE International ETF	7,530,477	—	—	1,601,339	1,601,339
IQ 50 Percent Hedged FTSE Europe ETF	209,490	—	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	191,468	—	—	237,427	237,427
IQ Leaders GTAA Tracker ETF	8,275,373	51,645	266,681	5,477,628	5,795,954
IQ Enhanced Core Bond U.S. ETF	2,089,568	—	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	39,522,772	8,332	—	3,826,624	3,834,956
IQ Chaikin U.S. Small Cap ETF	3,866,968	294,178	632,749	27,588,003	28,514,930

The collateral amount presented is in excess of the securities on loan.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a fund mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.

Total Return Swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At October 31, 2018, the unrealized appreciation/depreciation on Total Return Swap contracts for the following Funds were zero, reflecting a reset date at period end based on the contractual agreements with Bank of America Merrill Lynch (“Merrill Lynch”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ 50 Percent Hedged FTSE International ETF
IQ 50 Percent Hedged FTSE Europe ETF
IQ Leaders GTAA Tracker ETF

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

As of October 31, 2018, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$134,934,543	$(134,934,543)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	836,611	(836,611)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	2,196,212	(2,196,212)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	644,213	(644,213)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	1,016,830	(1,016,830)	—	—	—	—
IQ Global Resources ETF	7,239,693	(7,239,693)	—	—	—	—
IQ Merger Arbitrage ETF	2,076,188	(2,076,188)	—	—	—	—
IQ Real Return ETF	6,631,079	(6,631,079)	—	—	—	—
IQ Global Agribusiness Small Cap ETF	1,327,513	(1,327,513)	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	17,216,782	(17,216,782)	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	8,136,716	(8,136,716)	—	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	188,821	(188,821)	—	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	404,818	(404,818)	—	—	—	—
IQ Leaders GTAA Tracker ETF	13,847,653	(13,847,653)	—	—	—	—
IQ Enhanced Core Bond U.S. ETF	2,040,819	(2,040,819)	—	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	42,346,278	(42,346,278)	—	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—	—	—	—
IQ Chaikin U.S. Small Cap ETF	31,145,360	(31,145,360)	—	—	—	—
IQ Chaikin U.S. Large Cap ETF	—	—	—	—	—	—

[1]	The amount of collateral presented is limited such that the net amount cannot be less than zero.

At October 31, 2018, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ 50 Percent Hedged FTSE International ETF
Morgan Stanley	$4,888,105	$(470,861)	$4,417,244	$470,861	$(470,861)	$—
IQ 50 Percent Hedged FTSE Europe ETF
Morgan Stanley	141,912	(2,679)	139,233	2,679	(2,679)	—
IQ 50 Percent Hedged FTSE Japan ETF
Merrill Lynch	—	—	—	85,619	(85,619)	—

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board of Trustees. The Advisor is responsible for the supervision of the Sub-Adviser and its management of the IQ S&P High Yield Low Volatility Bond ETF.

The Advisor also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Fund; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).

Pursuant to the Advisory Agreement, the Funds pay the Advisor an advisory fee, at an annual rate of each Fund’s average daily net assets per the table below. The advisory fee is accrued daily and paid monthly.

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ 50 Percent Hedged FTSE Europe ETF	0.45%
IQ 50 Percent Hedged FTSE Japan ETF	0.45%
IQ Leaders GTAA Tracker ETF	0.45%
IQ Enhanced Core Bond U.S. ETF	0.25%
IQ Enhanced Core Plus Bond U.S. ETF	0.25%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and extraordinary expenses; compensation of the Chief Compliance Officer; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

The Advisor has entered into a Fee Waiver Agreement with each Fund under which it has contractually agreed, until August 31, 2019, to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.22%
IQ Enhanced Core Bond U.S. ETF	0.05%
IQ Enhanced Core Plus Bond U.S. ETF	0.05%

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed, until August 31, 2019, to waive a portion of its management fee and/or reimburse expenses of the Fund in an amount that limits the Fund’s total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sale, acquired fund fees and expenses, and extraordinary expenses) to not more than a specific percentage of the average daily net assets as follows:

Fund	Rate
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ 50 Percent Hedged FTSE International ETF	0.20%
IQ 50 Percent Hedged FTSE Europe ETF	0.30%
IQ 50 Percent Hedged FTSE Japan ETF	0.30%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%

Investment Sub-Advisory Agreement

MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Sub-Advisor to the IQ S&P High Yield Low Volatility Bond ETF and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of the Subadvisory Agreement (“Subadvisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor. The Sub-Advisor acts as portfolio manager for the Fund subject to the supervision of the Advisor and the Board of Trustees.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. BNY Mellon is a subsidiary of BNY Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail on the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2018, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,261,757,576	$12,380,127	$(22,642,405)	$(10,262,278)
IQ Hedge Macro Tracker ETF	7,181,311	30,047	(211,154)	(181,107)
IQ Hedge Market Neutral Tracker ETF	14,111,544	42,731	(175,999)	(133,268)
IQ Hedge Long/Short Tracker ETF	4,949,472	9,125	(312,149)	(303,024)
IQ Hedge Event-Driven Tracker ETF	3,944,605	22,806	(35,847)	(13,041)
IQ Global Resources ETF	220,126,377	5,734,813	(20,350,333)	(14,615,520)
IQ Merger Arbitrage ETF	654,127,087	23,159,602	(12,896,105)	10,263,497
IQ Real Return ETF	62,792,029	76,392	(493,338)	(416,946)
IQ Global Agribusiness Small Cap ETF	10,716,109	1,547,879	(1,677,902)	(130,023)
IQ U.S. Real Estate Small Cap ETF	89,790,069	4,058,957	(11,967,535)	(7,908,578)
IQ 50 Percent Hedged FTSE International ETF	538,621,029	21,164,707	(62,775,825)	(41,611,118)
IQ 50 Percent Hedged FTSE Europe ETF	12,803,757	250,771	(2,622,168)	(2,371,397)
IQ 50 Percent Hedged FTSE Japan ETF	29,578,175	4,773,481	(2,220,667)	2,552,814
IQ Leaders GTAA Tracker ETF	53,196,670	381,687	(1,913,683)	(1,531,996)
IQ Enhanced Core Bond U.S. ETF	28,979,966	—	(205,678)	(205,678)
IQ Enhanced Core Plus Bond U.S. ETF	218,243,275	16,399	(1,935,227)	(1,918,828)
IQ S&P High Yield Low Volatility Bond ETF	88,631,360	25,560	(2,915,831)	(2,890,271)
IQ Chaikin U.S. Small Cap ETF	500,040,942	25,596,381	(67,353,762)	(41,757,381)
IQ Chaikin U.S. Large Cap ETF	506,340,626	9,049,628	(36,326,470)	(27,276,842)

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

The tax character of distributions paid during the years ended April 30, 2018 and 2017 were as follows:

	2018			2017
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$—	$—	$—	$21,554	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—	173,905	—	—
IQ Hedge Long/Short Tracker ETF	16,706	—	—	5,839	—	—
IQ Hedge Event-Driven Tracker ETF	70,341	—	—	114,315	—	—
IQ Global Resources ETF	—	—	—	676,550	—	—
IQ Merger Arbitrage ETF	—	—	—	291,365	—	—
IQ Real Return ETF	308,837	—	—	—	—	—
IQ Global Agribusiness Small Cap ETF	109,575	—	—	171,392	—	—
IQ U.S. Real Estate Small Cap ETF	3,563,539	—	2,075,765	2,277,082	—	2,848,754
IQ 50 Percent Hedged FTSE International ETF	8,843,710	—	—	4,089,859	1,235,234	—
IQ 50 Percent Hedged FTSE Europe ETF	3,305,273	—	—	2,199,652	730,802	—
IQ 50 Percent Hedged FTSE Japan ETF	544,769	—	—	614,409	—	—
IQ Leaders GTAA Tracker ETF	1,005,870	—	—	576,860	—	—
IQ Enhanced Core Bond U.S. ETF	1,575,071	—	—	1,478,105	—	—
IQ Enhanced Core Plus Bond U.S. ETF	9,263,899	—	—	5,319,018	—	—
IQ S&P High Yield Low Volatility Bond ETF	3,536,709	—	—	181,476	—	—
IQ Chaikin U.S. Small Cap ETF	1,436,366	—	—	—	—	—
IQ Chaikin U.S. Large Cap ETF	916,233	—	—	—	—	—

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2018, the Funds incurred and elected to defer to May 1, 2018 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—
IQ Hedge Long/Short Tracker ETF	—	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Global Resources ETF	53,070	—	—
IQ Merger Arbitrage ETF	45,213	—	—
IQ Real Return ETF	—	—	—
IQ Global Agribusiness Small Cap ETF	—	—	—
IQ U.S. Real Estate Small Cap ETF	—	—	—
IQ 50 Percent Hedged FTSE International ETF	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—
IQ Leaders GTAA Tracker ETF	—	—	—
IQ Enhanced Core Bond U.S. ETF	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—
IQ Chaikin U.S. Small Cap ETF	—	—	—
IQ Chaikin U.S. Large Cap ETF	—	—	—

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, are effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

At April 30, 2018, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2019	Expired Current Year	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$5,603,304	$841,667	$8,515,017	$55,669,042	$—
IQ Hedge Macro Tracker ETF	531,209	80,017	—	4,282,128	1,219,794
IQ Hedge Market Neutral Tracker ETF	—	—	53,283	434,184	17,335
IQ Hedge Long/Short Tracker ETF	—	—	—	124,930	75,500
IQ Hedge Event-Driven Tracker ETF	—	—	25,293	34,427	14,591
IQ Global Resources ETF	—	—	5,732,096	20,217,464	19,196,059
IQ Merger Arbitrage ETF	—	—	—	6,270,303	—
IQ Real Return ETF	—	—	602,374	720,246	758,569
IQ Global Agribusiness Small Cap ETF	—	—	—	2,842,226	5,811,932
IQ U.S. Real Estate Small Cap ETF	—	—	627,930	1,324,564	2,182,224
IQ 50 Percent Hedged FTSE International ETF	—	—	—	3,094,612	4,624,550
IQ 50 Percent Hedged FTSE Europe ETF	—	—	—	1,708,335	3,046,749
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—	837,573	876,551
IQ Leaders GTAA Tracker ETF	—	—	—	938,698	104,536
IQ Enhanced Core Bond U.S. ETF	—	—	—	2,830,081	386,732
IQ Enhanced Core Plus Bond U.S. ETF	—	—	—	7,652,615	766,445
IQ S&P High Yield Low Volatility Bond ETF	—	—	—	1,209,568	49,107
IQ Chaikin U.S. Small Cap ETF	—	—	—	7,595,382	—
IQ Chaikin U.S. Large Cap ETF	—	—	—	5,340,843	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered an affiliate. At October 31, 2018, affiliated transactions, if any, are listed at the end of each Fund’s respective Schedule of Investments.

The Advisor is an affiliate and subsidiary of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLife”). As of October 31, 2018, NYLIM and NYLife were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below. NYLIM and NYLife own shares of the Funds on their own behalf or on behalf of funds or accounts managed by NYLIM or NYLife.

New York Life Insurance and Annuity Corporation

Fund	% Ownership
IQ Hedge Long/Short Tracker ETF	40.0%
IQ Hedge Event-Driven Tracker ETF	53.3%
IQ 50 Percent Hedged FTSE Europe ETF	18.8%
IQ 50 Percent Hedged FTSE Japan ETF	85.6%
IQ Leaders GTAA Tracker ETF	64.0%
IQ S&P High Yield Low Volatility Bond ETF	55.4%

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

New York Life Investment Management LLC

Fund	% Ownership
IQ Global Resources ETF	63.2%
IQ 50 Percent Hedged FTSE International ETF	84.3%
IQ Enhanced Core Bond U.S. ETF	55.4%
IQ Enhanced Core Plus Bond U.S. ETF	26.9%
IQ S&P High Yield Low Volatility Bond ETF	32.4%
IQ Chaikin U.S. Small Cap ETF	63.6%
IQ Chaikin U.S. Large Cap ETF	93.7%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2018 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$531,924,868	$522,316,726	$88,621,103	$39,319,620
IQ Hedge Macro Tracker ETF	1,584,086	1,530,812	—	—
IQ Hedge Market Neutral Tracker ETF	3,635,479	3,994,182	1,280,989	832,044
IQ Hedge Long/Short Tracker ETF	2,568,594	2,755,190	2,212,214	6,431,910
IQ Hedge Event-Driven Tracker ETF	354,440	1,018,674	1,058,046	350,442
IQ Global Resources ETF	126,931,021	119,209,484	49,879,303	74,612,852
IQ Merger Arbitrage ETF	721,233,415	725,808,338	156,511,875	49,339,629
IQ Real Return ETF	33,879,280	33,548,225	13,889,997	—
IQ Global Agribusiness Small Cap ETF	1,886,671	1,802,950	—	—
IQ U.S. Real Estate Small Cap ETF	10,972,010	11,204,509	1,349,902	7,820,366
IQ 50 Percent Hedged FTSE International ETF	40,986,225	28,985,515	19,359,307	56,826,870
IQ 50 Percent Hedged FTSE Europe ETF	5,388,918	2,862,839	—	156,137,845
IQ 50 Percent Hedged FTSE Japan ETF	1,750,598	730,575	—	—
IQ Leaders GTAA Tracker ETF	44,481,267	44,668,421	—	3,635,788
IQ Enhanced Core Bond U.S. ETF	98,463,455	98,326,990	30,557,505	54,322,235
IQ Enhanced Core Plus Bond U.S. ETF	700,460,965	700,200,820	12,387,160	167,604,537
IQ S&P High Yield Low Volatility Bond ETF	30,511,770	30,865,974	—	17,820,394
IQ Chaikin U.S. Small Cap ETF	25,121,891	25,167,551	88,664,017	65,397,648
IQ Chaikin U.S. Large Cap ETF	7,189,799	7,394,622	408,816,194	236,994,305

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for Total Return Swaps. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a Total Return Swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of Total Return Swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

Some of the Funds intend to use Total Return Swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Pursuant to documentation governing the Funds’ swap transactions with Merrill Lynch and Morgan Stanley, Merrill Lynch and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Merrill Lynch and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2018, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.

The Funds may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract a fund is required to segregate permissible liquid assets, or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives

Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$4,888,105
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized appreciation on forward foreign currency contracts	141,912
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized appreciation on forward foreign currency contracts	—

Liability Derivatives

Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	(470,861)
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized depreciation on forward foreign currency contracts	(2,679)
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized depreciation on forward foreign currency contracts	(85,619)

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Total Return Swaps reflect a reset date as of October 31, 2018, therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2018 were as follows:

Fund	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$520,732
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$27,346
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$16,186
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(4,698)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$(16)
IQ Global Resources ETF
Realized gain (loss)
Swap transactions		$1,614,746
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(941,768)
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Swap transactions		$(174,796)
Forward foreign currency contracts	$18,338,849
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(1,687,261)
IQ 50 Percent Hedged FTSE Europe ETF
Realized gain (loss)
Swap transactions		$(5,389)
Forward foreign currency contracts	$4,189,834
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(1,661,004)
IQ 50 Percent Hedged FTSE Japan ETF
Realized gain (loss)
Forward foreign currency contracts	$1,283,475
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(586,720)
IQ Leaders GTAA Tracker ETF
Realized gain (loss)
Swap transactions		$(215,553)

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

For the period ended October 31, 2018, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
Asset Derivatives
Swap contracts	$115,071,131	$653,468	$1,283,366	$739,755	$95,044	$—	$—	$460,975	$16,107	$—	$4,908,857
Forward foreign currency contracts	—	—	—	—	—	—	—	822,374,323	98,997,596	51,033,774	—
Liability Derivatives
Swap contracts	$(115,206,234)	$(653,159)	$(1,282,705)	$(740,099)	$(95,139)	$(51,307,228)	$(187,016,638)	$—	$—	$—	$(4,914,558)
Forward foreign currency contracts	—	—	—	—	—	—	—	(819,235,831)	(98,391,823)	(50,869,145)	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Currency Hedging Risk1

Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Fund of Funds Risk2

Certain Funds’ investment performance, because they are funds of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk2

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, ETVs and ETNs is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

Counterparty Risk

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an Underlying ETP will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Underlying ETP will sustain losses.

Foreign Securities Risk

Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Total Return Swap Risk3

Total Return Swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total Return Swaps can also be used to replicate an exposure to a short position in an asset class where the Funds have the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a Total Return Swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Funds may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

Small Capitalization Companies Risk4

Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

High Yield Securities Risk5

High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably.

Investments may decline in value due to factors affecting fixed income securities markets generally or particular segments of the market.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Long/Short Risk

There is no guarantee that the returns on a Fund’s long or short, if any, positions will produce positive returns, and the fund could lose money if either or both positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Equity Securities Risk

The prices of equity securities are particularly subject to the risk of changing change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss, conditions, interest rates, investor perceptions and market liquidity.

Passive Management Risk

Unlike many investment companies, the Funds seek to track its Underlying Index and are not “actively” managed. Therefore, a Fund would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Income Risk5

The income of a Fund investing in debt securities may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature, bonds in the Underlying Index are substituted or the fund otherwise needs to purchase additional bonds.

Call Risk5

During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit Risk5

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Interest Rate Risk5

An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

New Fund Risk6

The Funds are new funds. As new funds, there can be no assurance that they will grow to or maintain an economically viable size, in which case they may experience greater tracking error to each Fund’s Underlying Index than they otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when market price in the Secondary Market and the NAV vary significantly.

1	Applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF.
2	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Leaders GTAA Tracker, IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.
3.	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF and IQ Leaders GTAA Tracker ETF.
4.	Applies to IQ Global Agribusiness Small Cap ETF, IQ U.S. Real Estate Small Cap ETF, and IQ Chaikin U.S. Small Cap ETF.
5.	Applies to IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, and IQ S&P High Yield Low Volatility Bond ETF.
6.	Applies to IQ Chaikin U.S. Small Cap ETF and IQ Chaikin U.S. Large Cap ETF.

10. NEW ACCOUNTING PRONOUNCEMENT

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the funds’ net assets or results of operations.

11. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On December 7, 2018, the Advisor entered into a Fee Waiver Agreement with IQ Real Return ETF and IQ Leaders GTAA Tracker ETF under which it has contractually agreed until August 31, 2020, to waive a portion of its management fee equal to specific percentage of the average daily net assets as follows.

Fund	Rate
IQ Real Return ETF	0.28%
IQ Leaders GTAA Tracker ETF	0.23%

Effective December 7, 2018, the IQ Global Agribusiness Small Cap ETF has selected MSCI World Small Cap Index as the Fund’s primary benchmark. The Fund selected the MSCI World Small Cap Index as its primary benchmark as a result of the upcoming termination of the Fund’s current primary benchmark effective December 31, 2018. The Fund has also selected the MSCI ACWI Select Agriculture Producers IMI Index as a secondary benchmark.

IndexIQ ETF Trust SEMI-ANNUAL REPORT | OCTOBER 31, 2018 IQ Hedge Multi-Strategy Tracker ETF IQ Hedge Macro Tracker ETF IQ Hedge Market Neutral Tracker ETF IQ Hedge Long/Short Tracker ETF IQ Hedge Event-Driven Tracker ETF IQ Global Resources ETF IQ Merger Arbitrage ETF IQ Real Return ETF IQ Global Agribusiness Small Cap ETF IQ U.S. Real Estate Small Cap ETF IQ 50 Percent Hedged FTSE International ETF IQ 50 Percent Hedged FTSE Europe ETF IQ 50 Percent Hedged FTSE Japan ETF IQ Leaders GTAA Tracker ETF IQ Enhanced Core Bond U.S. ETF IQ Enhanced Core Plus Bond U.S. ETF IQ S&P High Yield Low Volatility Bond ETF IQ Chaikin U.S. Small Cap ETF IQ Chaikin U.S. Large Cap ETF Investment Advisor IndexIQ Advisors LLC 51 Madison Avenue New York, NY 10010 Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203 Custodian/Fund Administrator/Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286 Legal Counsel Chapman and Cutler, LLP 1270 Avenue of the Americas New York, NY 10020 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017 1719488ME10-12/18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	1/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	1/7/2019

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	1/7/2019

* Print the name and title of each signing officer under his or her signature.